JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 121 separate investment portfolios or funds (each a “Fund,” collectively “Funds”). The following Funds are described in this Prospectus:

500 INDEX TRUST
500 INDEX TRUST B
ABSOLUTE RETURN TRUST
ACTIVE BOND TRUST
ALL CAP CORE TRUST
ALL CAP GROWTH TRUST
ALL CAP VALUE TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN FUNDAMENTAL HOLDINGS TRUST
AMERICAN GLOBAL DIVERSIFICATION TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BLUE CHIP GROWTH TRUST
CAPITAL APPRECIATION TRUST
CAPITAL APPRECIATION VALUE TRUST
CLASSIC VALUE TRUST
CORE ALLOCATION PLUS TRUST
CORE BOND TRUST
CORE EQUITY TRUST
DISCIPLINED DIVERSIFICATION TRUST
EMERGING GROWTH TRUST
EMERGING MARKETS VALUE TRUST
EMERGING SMALL COMPANY TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FLOATING RATE INCOME TRUST
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
GLOBAL REAL ESTATE TRUST
GROWTH TRUST
GROWTH EQUITY TRUST
GROWTH OPPORTUNITIES TRUST
HEALTH SCIENCES TRUST
HIGH INCOME TRUST
HIGH YIELD TRUST
INCOME TRUST
INCOME & VALUE TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL CORE TRUST
INTERNATIONAL EQUITY INDEX TRUST A
INTERNATIONAL EQUITY INDEX TRUST B
INTERNATIONAL GROWTH TRUST
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL SMALL COMPANY TRUST
INTERNATIONAL VALUE TRUST
INTRINSIC VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LARGE CAP TRUST
LARGE CAP VALUE TRUST
LIFECYCLE 2010 TRUST
LIFECYCLE 2015 TRUST
LIFECYCLE 2020 TRUST
LIFECYCLE 2025 TRUST
LIFECYCLE 2030 TRUST
LIFECYCLE 2035 TRUST
LIFECYCLE 2040 TRUST
LIFECYCLE 2045 TRUST
LIFECYCLE 2050 TRUST
LIFECYCLE RETIREMENT TRUST
LIFESTYLE AGGRESSIVE TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MANAGED TRUST
MID CAP INDEX TRUST
MID CAP INTERSECTION TRUST
MID CAP STOCK TRUST
MID CAP VALUE TRUST
MID CAP VALUE EQUITY TRUST
MID VALUE TRUST
MONEY MARKET TRUST
MONEY MARKET TRUST B
MUTUAL SHARES TRUST
NATURAL RESOURCES TRUST
OPTIMIZED ALL CAP TRUST (FORMERLY, QUANTITATIVE ALL CAP TRUST)
OPTIMIZED VALUE TRUST (FORMERLY, QUANTITATIVE VALUE TRUST)
OVERSEAS EQUITY TRUST
PACIFIC RIM TRUST
REAL ESTATE EQUITY TRUST
REAL ESTATE SECURITIES TRUST
REAL RETURN BOND TRUST
SCIENCE & TECHNOLOGY TRUST
SHORT-TERM BOND TRUST
SMALL CAP TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP INTRINSIC VALUE TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY TRUST
SMALL COMPANY GROWTH TRUST
SMALL COMPANY VALUE TRUST
SPECTRUM INCOME TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
TOTAL BOND MARKET TRUST A (FORMERLY, BOND INDEX TRUST A)
TOTAL BOND MARKET TRUST B (FORMERLY, BOND INDEX TRUST B)
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. CORE TRUST
U.S. GOVERNMENT SECURITIES TRUST
U.S. HIGH YIELD BOND TRUST
U.S. LARGE CAP TRUST
U.S. MULTI-SECTOR TRUST
UTILITIES TRUST
VALUE TRUST
VALUE & RESTRUCTURING TRUST
VALUE OPPORTUNITIES TRUST
VISTA TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to the Funds or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2008

JOHN HANCOCK TRUST

CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE	1
Fund Annual Expenses	2
Examples of Expenses for Each Fund	14

Small Cap Funds
Emerging Growth Trust	26
Emerging Small Company Trust	27
Small Cap Trust	28
Small Cap Growth Trust	29
Small Cap Intrinsic Value Trust	31
Small Cap Opportunities Trust	32
Small Cap Value Trust	33
Small Company Trust	35
Small Company Growth Trust	36
Small Company Value Trust	37
Value Opportunities Trust	39

Mid Cap Funds
Growth Opportunities Trust	40
Mid Cap Intersection Trust	40
Mid Cap Stock Trust	41
Mid Cap Value Trust	42
Mid Cap Value Equity Trust	43
Mid Value Trust	45
Value Trust	46
Vista Trust	47

Large Cap Funds
All Cap Core Trust	50
All Cap Growth Trust	51
All Cap Value Trust	53
Blue Chip Growth Trust	54
Capital Appreciation Trust	56
Classic Value Trust	57
Core Equity Trust	59
Equity-Income Trust	60
Fundamental Value Trust	61
Growth Trust	63
Growth Equity Trust	64
Intrinsic Value Trust	65
Large Cap Trust	65
Large Cap Value Trust	67
Optimized All Cap Trust	68
Optimized Value Trust	69
U.S. Core Trust	70
U.S. Large Cap Trust	72
U.S. Multi-Sector Trust	73
Value & Restructuring Trust	74

International Funds

Emerging Markets Value Trust	76
Global Trust	77
International Core Trust	78
International Growth Trust	80
International Opportunities Trust	81
International Small Cap Trust	82
International Small Company Trust	84
International Value Trust	85
Overseas Equity Trust	86
Pacific Rim Trust	88

Fixed-Income Funds
Active Bond Trust	90
Core Bond Trust	91
Floating Rate Income Trust	93
Global Bond Trust	93
High Income Trust	95
High Yield Trust	96
Income Trust	98
Investment Quality Bond Trust	98
Money Market Trust	100
Money Market Trust B	102
Real Return Bond Trust	103
Short-Term Bond Trust	105
Spectrum Income Trust	106
Strategic Bond Trust	108
Strategic Income Trust	110
Total Return Trust	112
U.S. Government Securities Trust	113
U.S. High Yield Bond Trust	115

Hybrid Funds
Capital Appreciation Value Trust	117
Core Allocation Plus Trust	118
Disciplined Diversification Trust	119
Global Allocation Trust	120
Income & Value Trust	122
Managed Trust	123

Specialty Funds
Financial Services Trust	126
Global Real Estate Trust	127
Health Sciences Trust	129
Mutual Shares Trust	130
Natural Resources Trust	131
Real Estate Equity Trust	133
Real Estate Securities Trust	134
Science & Technology Trust	136
Utilities Trust	138

Funds of Funds
Absolute Return Trust	141

American Fundamental Holdings Trust	141
American Global Diversification Trust	142
Franklin Templeton Founding Allocation Trust	143
Index Allocation Trust	144
Lifecycle 2010 Trust	146
Lifecycle 2015 Trust	146
Lifecycle 2020 Trust	147
Lifecycle 2025 Trust	148
Lifecycle 2030 Trust	149
Lifecycle 2035 Trust	150
Lifecycle 2040 Trust	151
Lifecycle 2045 Trust	152
Lifecycle 2050 Trust	152
Lifecycle Retirement Trust	153
Lifestyle Aggressive Trust	154
Lifestyle Balanced Trust	155
Lifestyle Conservative Trust	157
Lifestyle Growth Trust	159
Lifestyle Moderate Trust	160

Index Funds
500 Index Trust	163
500 Index Trust B	164
International Equity Index Trust A	165
International Equity Index Trust B	167
Mid Cap Index Trust	168
Small Cap Index Trust	169
Total Bond Market Trust A	171
Total Bond Market Trust B	172
Total Stock Market Index Trust	174

American Feeder Funds
American Asset Allocation Trust	178
American Blue Chip Income and Growth Trust	179
American Bond Trust	181
American Global Growth Trust	182
American Global Small Capitalization Trust	183
American Growth Trust	184
American Growth-Income Trust	185
American High-Income Bond Trust	186
American International Trust	188
American New World Trust	189
OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS	191
ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	192
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	194
Additional Information About the Funds’ Principal Investment Policies	202
MANAGEMENT OF JHT	204
Advisory Arrangements	204
Subadvisory Arrangements and Management Biographies	205
MULTICLASS PRICING; RULE 12B-1 PLANS	227
GENERAL INFORMATION	228

Taxes	228
Qualification as A Regulated Investment Company Diversification Requirements Applicable To Insurance Company Separate Accounts	228
Tax-Qualified and Non-Qualified Contracts	228
Foreign Investments	229
Tax Implications for Insurance Contracts with Investments Allocated to JHT	229
Dividends	229
Purchase and Redemption of Shares	229
Disruptive Short Term Trading	230
Policy Regarding Disclosure of Fund Portfolio Holdings	231
Purchasers Of Shares Of JHT	231
Broker Compensation and Revenue Sharing Arrangements	232
FINANCIAL HIGHLIGHTS	233
APPENDIX A — SCHEDULE OF MANAGEMENT FEES	288
APPENDIX B — FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: Historical Performance of Allocation Strategy	303
APPENDIX C — CAPITAL APPRECIATION VALUE TRUST: Related Performance Information	309
FOR MORE INFORMATION	311

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund. Each of the American Funds operates as a “feeder fund” (referred to as “JHT Feeder Funds”) which means that the Fund does not buy investment securities directly. Instead, it invests in a “master fund” which in turn purchases investment securities. See “American Feeder Funds — Master — Feeder Structure.” The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT, and the Funds (except the JHT Feeder Funds which do not have an adviser). The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate a continuous investment program for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies”.

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

•	Active Management risk
•	Arbitrage Securities and Distressed Companies risk
•	Commodity risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Distressed Investments risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Index Management risk
•	Industry and Sector Investing risk
•	Initial Public Offerings risk
•	Investment Company Securities risk
•	Issuer risk

•	Liquidity risk
•	Loan Participations risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversified Fund risk
•	Real Estate Securities risk
•	Securities Lending risk
•	Short Sale risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each Fund description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund. If a Fund has less than one complete year of performance, performance information will not be provided for the Fund.

Bar Chart.  The bar chart shows changes in the performance of Series I shares of each Fund from year to year over a ten-year period, if available. The performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of 12/31/2007 for each series of shares to those of a broad measure or index of market performance.

Performance information in the bar chart and the performance table reflects all fees charged to each Fund, such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the Funds’ portfolio managers.

6.	Fees and Expenses for Each Fund

Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Expense information for Funds in existence during fiscal year ended December 31, 2007 is based on expenses incurred during that fiscal year. For new Funds, expense information is based on the estimated amounts for the current fiscal year.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
500 Index[2,3]

Series I	0.46%	0.05%	0.03%	0.00%	0.54%	0.00%	0.54%

Series II	0.46%	0.25%	0.03%	0.00%	0.74%	0.00%	0.74%

Series NAV	0.46%	0.00%	0.03%	0.00%	0.49%	0.00%	0.49%

500 Index B4

Series NAV	0.46%	0.00%	0.03%	0.00%	0.49%	0.24%	0.25%

Absolute Return[5]

Series I	0.11%	0.05%	0.03%	0.74%	0.93%	0.00%	0.93%

Series II	0.11%	0.25%	0.03%	0.74%	1.13%	0.00%	1.13%

Series NAV	0.11%	0.00%	0.03%	0.74%	0.88%	0.00%	0.88%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Active Bond[2]

Series I	0.60%	0.05%	0.03%	0.00%	0.68%	0.00%	0.68%

Series II	0.60%	0.25%	0.03%	0.00%	0.88%	0.00%	0.88%

Series NAV	0.60%	0.00%	0.03%	0.00%	0.63%	0.00%	0.63%

All Cap Core[2]

Series I	0.77%	0.05%	0.04%	0.00%	0.86%	0.00%	0.86%

Series II	0.77%	0.25%	0.04%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.77%	0.00%	0.04%	0.00%	0.81%	0.00%	0.81%

All Cap Growth[2]

Series I	0.85%	0.05%	0.05%	0.00%	0.95%	0.00%	0.95%

Series II	0.85%	0.25%	0.05%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.85%	0.00%	0.05%	0.00%	0.90%	0.00%	0.90%

All Cap Value[2]

Series I	0.83%	0.05%	0.07%	0.00%	0.95%	0.00%	0.95%

Series II	0.83%	0.25%	0.07%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.83%	0.00%	0.02%	0.00%	0.85%	0.00%	0.85%

American Fundamental Holdings[5,6]

Series I	0.05%	0.60%	0.04%	0.40%	1.09%	0.05%	1.04%

Series II	0.05%	0.75%	0.04%	0.40%	1.24%	0.05%	1.19%

Series III	0.05%	0.25%	0.04%	0.40%	0.74%	0.05%	0.69%

American Global Diversification[5,6]

Series I	0.05%	0.60%	0.04%	0.63%	1.32%	0.05%	1.27%

Series II	0.05%	0.75%	0.04%	0.63%	1.47%	0.05%	1.42%

Series III	0.05%	0.25%	0.04%	0.63%	0.97%	0.05%	0.92%

Blue Chip Growth[2,7]

Series I	0.81%	0.05%	0.02%	0.00%	0.88%	0.00%	0.88%

Series II	0.81%	0.25%	0.02%	0.00%	1.08%	0.00%	1.08%

Series NAV	0.81%	0.00%	0.02%	0.00%	0.83%	0.00%	0.83%

Capital Appreciation[2]

Series I	0.73%	0.05%	0.04%	0.00%	0.82%	0.00%	0.82%

Series II	0.73%	0.25%	0.04%	0.00%	1.02%	0.00%	1.02%

Series NAV	0.73%	0.00%	0.04%	0.00%	0.77%	0.00%	0.77%

Capital Appreciation Value[5,2,7]

Series I	0.85%	0.05%	0.11%	0.00%	1.01%	0.00%	1.01%

Series II	0.85%	0.25%	0.11%	0.00%	1.21%	0.00%	1.21%

Series NAV	0.85%	0.00%	0.11%	0.00%	0.96%	0.00%	0.96%

Classic Value[2]

Series I	0.80%	0.05%	0.07%	0.00%	0.92%	0.00%	0.92%

Series II	0.80%	0.25%	0.07%	0.00%	1.12%	0.00%	1.12%

Series NAV	0.80%	0.00%	0.07%	0.00%	0.87%	0.00%	0.87%

Core Allocation Plus[5,2]

Series I	0.92%	0.05%	0.14%	0.00%	1.11%	0.00%	1.11%

Series II	0.92%	0.25%	0.14%	0.00%	1.31%	0.00%	1.31%

Series NAV	0.92%	0.00%	0.14%	0.00%	1.06%	0.00%	1.06%

Core Bond[2]

Series I	0.64%	0.05%	0.11%	0.00%	0.80%	0.01%	0.79%

Series II	0.64%	0.25%	0.11%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.64%	0.00%	0.11%	0.00%	0.75%	0.01%	0.74%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Core Equity[2]

Series I	0.77%	0.05%	0.04%	0.00%	0.86%	0.00%	0.86%

Series II	0.77%	0.25%	0.04%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.77%	0.00%	0.04%	0.00%	0.81%	0.00%	0.81%

Disciplined Diversification[5,8,2]

Series I	0.80%	0.05%	0.14%	0.00%	0.99%	0.24%	0.75%

Series II	0.80%	0.25%	0.14%	0.00%	1.19%	0.24%	0.95%

Series NAV	0.80%	0.00%	0.14%	0.00%	0.94%	0.24%	0.70%

Emerging Growth[2]

Series I	0.80%	0.05%	0.17%	0.00%	1.02%	0.00%	1.02%

Series II	0.80%	0.25%	0.17%	0.00%	1.22%	0.00%	1.22%

Series NAV	0.80%	0.00%	0.17%	0.00%	0.97%	0.00%	0.97%

Emerging Markets Value[2]

Series I	0.96%	0.05%	0.13%	0.00%	1.14%	0.01%	1.13%

Series II5	0.96%	0.25%	0.13%	0.00%	1.34%	0.01%	1.33%

Series NAV	0.96%	0.00%	0.13%	0.00%	1.09%	0.01%	1.08%

Emerging Small Company[2]

Series I	0.97%	0.05%	0.05%	0.00%	1.07%	0.00%	1.07%

Series II	0.97%	0.25%	0.05%	0.00%	1.27%	0.00%	1.27%

Series NAV	0.97%	0.00%	0.05%	0.00%	1.02%	0.00%	1.02%

Equity-Income[2,7]

Series I	0.81%	0.05%	0.03%	0.00%	0.89%	0.00%	0.89%

Series II	0.81%	0.25%	0.03%	0.00%	1.09%	0.00%	1.09%

Series NAV	0.81%	0.00%	0.03%	0.00%	0.84%	0.00%	0.84%

Financial Services[2]

Series I	0.81%	0.05%	0.05%	0.00%	0.91%	0.00%	0.91%

Series II	0.81%	0.25%	0.05%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.81%	0.00%	0.05%	0.00%	0.86%	0.00%	0.86%

Floating Rate Income[5,2]

Series I	0.70%	0.05%	0.07%	0.00%	0.82%	0.00%	0.82%

Series II	0.70%	0.25%	0.07%	0.00%	1.02%	0.00%	1.02%

Series NAV	0.70%	0.00%	0.07%	0.00%	0.77%	0.00%	0.77%

Franklin Templeton Founding Allocation[9]

Series I5	0.05%	0.05%	0.03%	0.86%	0.99%	0.05%	0.94%

Series II	0.05%	0.25%	0.03%	0.86%	1.19%	0.05%	1.14%

Series NAV[5]	0.05%	0.00%	0.03%	0.86%	0.94%	0.05%	0.89%

Fundamental Value[2]

Series I	0.76%	0.05%	0.04%	0.00%	0.85%	0.00%	0.85%

Series II	0.76%	0.25%	0.04%	0.00%	1.05%	0.00%	1.05%

Series NAV	0.76%	0.00%	0.04%	0.00%	0.80%	0.00%	0.80%

Global[10,2,11,12]

Series I	0.81%	0.05%	0.11%	0.00%	0.97%	0.01%	0.96%

Series II	0.81%	0.25%	0.11%	0.00%	1.17%	0.01%	1.16%

Series NAV	0.81%	0.00%	0.11%	0.00%	0.92%	0.01%	0.91%

Global Allocation[2]

Series I	0.85%	0.05%	0.11%	0.05%	1.06%	0.00%	1.06%

Series II	0.85%	0.25%	0.11%	0.05%	1.26%	0.00%	1.26%

Series NAV	0.85%	0.00%	0.13%	0.05%	1.03%	0.00%	1.03%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Global Bond[2]

Series I	0.70%	0.05%	0.11%	0.00%	0.86%	0.00%	0.86%

Series II	0.70%	0.25%	0.11%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.70%	0.00%	0.11%	0.00%	0.81%	0.00%	0.81%

Global Real Estate[2]

Series I5	0.93%	0.05%	0.13%	0.00%	1.11%	0.00%	1.11%

Series II5	0.93%	0.25%	0.13%	0.00%	1.31%	0.00%	1.31%

Series NAV	0.93%	0.00%	0.13%	0.00%	1.06%	0.00%	1.06%

Growth[5,2]

Series I	0.80%	0.05%	0.08%	0.00%	0.93%	0.00%	0.93%

Series II	0.80%	0.25%	0.08%	0.00%	1.13%	0.00%	1.13%

Series NAV	0.80%	0.00%	0.08%	0.00%	0.88%	0.00%	0.88%

Growth Equity[5,2]

Series I	0.75%	0.05%	0.06%	0.00%	0.86%	0.00%	0.86%

Series II	0.75%	0.25%	0.06%	0.00%	1.06%	0.00%	1.06%

Series NAV	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%

Growth Opportunities[5,2]

Series I	0.80%	0.05%	0.14%	0.00%	0.99%	0.00%	0.99%

Series II	0.80%	0.25%	0.14%	0.00%	1.19%	0.00%	1.19%

Series NAV	0.80%	0.00%	0.14%	0.00%	0.94%	0.00%	0.94%

Health Sciences[2,7]

Series I	1.05%	0.05%	0.09%	0.00%	1.19%	0.00%	1.19%

Series II	1.05%	0.25%	0.09%	0.00%	1.39%	0.00%	1.39%

Series NAV	1.05%	0.00%	0.09%	0.00%	1.14%	0.00%	1.14%

High Income[2]

Series I5	0.68%	0.05%	0.04%	0.00%	0.77%	0.00%	0.77%

Series II	0.68%	0.25%	0.04%	0.00%	0.97%	0.00%	0.97%

Series NAV	0.68%	0.00%	0.04%	0.00%	0.72%	0.00%	0.72%

High Yield[2]

Series I	0.66%	0.05%	0.04%	0.00%	0.75%	0.00%	0.75%

Series II	0.66%	0.25%	0.04%	0.00%	0.95%	0.00%	0.95%

Series NAV	0.66%	0.00%	0.04%	0.00%	0.70%	0.00%	0.70%

Income[13,2]

Series I5	0.81%	0.05%	0.05%	0.00%	0.91%	0.00%	0.91%

Series II5	0.81%	0.25%	0.05%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.81%	0.00%	0.05%	0.00%	0.86%	0.00%	0.86%

Income and Value[2]

Series I	0.80%	0.05%	0.06%	0.00%	0.91%	0.00%	0.91%

Series II	0.80%	0.25%	0.06%	0.00%	1.11%	0.00%	1.11%

Series NAV	0.80%	0.00%	0.06%	0.00%	0.86%	0.00%	0.86%

Index Allocation[14]

Series I5	0.05%	0.05%	0.03%	0.53%	0.66%	0.06%	0.60%

Series II	0.05%	0.25%	0.03%	0.53%	0.86%	0.06%	0.80%

Series NAV[5]	0.05%	0.00%	0.03%	0.53%	0.61%	0.06%	0.55%

International Core[2]

Series I	0.89%	0.05%	0.13%	0.00%	1.07%	0.00%	1.07%

Series II	0.89%	0.25%	0.13%	0.00%	1.27%	0.00%	1.27%

Series NAV	0.89%	0.00%	0.13%	0.00%	1.02%	0.00%	1.02%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
International Equity Index A2,3

Series I	0.53%	0.05%	0.03%	0.01%	0.62%	0.01%	0.61%

Series II	0.53%	0.25%	0.03%	0.01%	0.82%	0.01%	0.81%

Series NAV	0.53%	0.00%	0.03%	0.01%	0.57%	0.01%	0.56%

International Equity Index B4

Series NAV	0.53%	0.00%	0.04%	0.01%	0.58%	0.23%	0.35%

International Growth[5,2]

Series I	0.91%	0.05%	0.13%	0.00%	1.09%	0.00%	1.09%

Series II	0.91%	0.25%	0.13%	0.00%	1.29%	0.00%	1.29%

Series NAV	0.91%	0.00%	0.13%	0.00%	1.04%	0.00%	1.04%

International Opportunities[2]

Series I	0.87%	0.05%	0.12%	0.00%	1.04%	0.00%	1.04%

Series II	0.87%	0.25%	0.12%	0.00%	1.24%	0.00%	1.24%

Series NAV	0.87%	0.00%	0.12%	0.00%	0.99%	0.00%	0.99%

International Small Cap[2]

Series I	0.91%	0.05%	0.21%	0.00%	1.17%	0.00%	1.17%

Series II	0.91%	0.25%	0.21%	0.00%	1.37%	0.00%	1.37%

Series NAV	0.91%	0.00%	0.21%	0.00%	1.12%	0.00%	1.12%

International Small Company[15,2]

Series I5	0.96%	0.05%	0.14%	0.00%	1.15%	0.01%	1.14%

Series II5	0.96%	0.25%	0.14%	0.00%	1.35%	0.01%	1.34%

Series NAV	0.96%	0.00%	0.14%	0.00%	1.10%	0.01%	1.09%

International Value[10,2]

Series I	0.81%	0.05%	0.16%	0.00%	1.02%	0.02%	1.00%

Series II	0.81%	0.25%	0.16%	0.00%	1.22%	0.02%	1.20%

Series NAV	0.81%	0.00%	0.16%	0.00%	0.97%	0.02%	0.95%

Intrinsic Value[5,2]

Series I	0.78%	0.05%	0.13%	0.00%	0.96%	0.00%	0.96%

Series II	0.78%	0.25%	0.13%	0.00%	1.16%	0.00%	1.16%

Series NAV	0.78%	0.00%	0.13%	0.00%	0.91%	0.00%	0.91%

Investment Quality Bond[2]

Series I	0.59%	0.05%	0.07%	0.00%	0.71%	0.00%	0.71%

Series II	0.59%	0.25%	0.07%	0.00%	0.91%	0.00%	0.91%

Series NAV	0.59%	0.00%	0.07%	0.00%	0.66%	0.00%	0.66%

Large Cap[2]

Series I	0.71%	0.05%	0.04%	0.00%	0.80%	0.01%	0.79%

Series II	0.71%	0.25%	0.04%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.71%	0.00%	0.07%	0.00%	0.78%	0.01%	0.77%

Large Cap Value[2]

Series I	0.81%	0.05%	0.04%	0.00%	0.90%	0.00%	0.90%

Series II	0.81%	0.25%	0.04%	0.00%	1.10%	0.00%	1.10%

Series NAV	0.81%	0.00%	0.04%	0.00%	0.85%	0.00%	0.85%

Lifecycle 2010[5]

Series I	0.06%	0.05%	0.09%	0.73%	0.93%	0.00%	0.93%

Series II	0.06%	0.25%	0.09%	0.73%	1.13%	0.00%	1.13%

Series NAV	0.06%	0.00%	0.09%	0.73%	0.88%	0.00%	0.88%

Lifecycle 2015[5]

Series I	0.06%	0.05%	0.09%	0.74%	0.94%	0.00%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%	0.00%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%	0.00%	0.89%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Lifecycle 2020[5]

Series I	0.06%	0.05%	0.09%	0.74%	0.94%	0.00%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%	0.00%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%	0.00%	0.89%

Lifecycle 2025[5]

Series I	0.06%	0.05%	0.09%	0.75%	0.95%	0.00%	0.95%

Series II	0.06%	0.25%	0.09%	0.75%	1.15%	0.00%	1.15%

Series NAV	0.06%	0.00%	0.09%	0.75%	0.90%	0.00%	0.90%

Lifecycle 2030[5]

Series I	0.06%	0.05%	0.09%	0.76%	0.96%	0.00%	0.96%

Series II	0.06%	0.25%	0.09%	0.76%	1.16%	0.00%	1.16%

Series NAV	0.06%	0.00%	0.09%	0.76%	0.91%	0.00%	0.91%

Lifecycle 2035[5]

Series I	0.06%	0.05%	0.09%	0.77%	0.97%	0.00%	0.97%

Series II	0.06%	0.25%	0.09%	0.77%	1.17%	0.00%	1.17%

Series NAV	0.06%	0.00%	0.09%	0.77%	0.92%	0.00%	0.92%

Lifecycle 2040[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle 2045[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle 2050[5]

Series I	0.06%	0.05%	0.09%	0.78%	0.98%	0.00%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%	0.00%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%	0.00%	0.93%

Lifecycle Retirement[5]

Series I	0.06%	0.05%	0.09%	0.69%	0.89%	0.00%	0.89%

Series II	0.06%	0.25%	0.09%	0.69%	1.09%	0.00%	1.09%

Series NAV	0.06%	0.00%	0.09%	0.69%	0.84%	0.00%	0.84%

Lifestyle Aggressive

Series I	0.04%	0.05%	0.02%	0.87%	0.98%	0.00%	0.98%

Series II	0.04%	0.25%	0.02%	0.87%	1.18%	0.00%	1.18%

Series NAV	0.04%	0.00%	0.02%	0.87%	0.93%	0.00%	0.93%

Lifestyle Balanced

Series I	0.04%	0.05%	0.02%	0.82%	0.93%	0.00%	0.93%

Series II	0.04%	0.25%	0.02%	0.82%	1.13%	0.00%	1.13%

Series NAV	0.04%	0.00%	0.02%	0.82%	0.88%	0.00%	0.88%

Lifestyle Conservative

Series I	0.04%	0.05%	0.02%	0.76%	0.87%	0.00%	0.87%

Series II	0.04%	0.25%	0.02%	0.76%	1.07%	0.00%	1.07%

Series NAV	0.04%	0.00%	0.02%	0.76%	0.82%	0.00%	0.82%

Lifestyle Growth

Series I	0.04%	0.05%	0.02%	0.85%	0.96%	0.00%	0.96%

Series II	0.04%	0.25%	0.02%	0.85%	1.16%	0.00%	1.16%

Series NAV	0.04%	0.00%	0.02%	0.85%	0.91%	0.00%	0.91%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Lifestyle Moderate

Series I	0.04%	0.05%	0.02%	0.80%	0.91%	0.00%	0.91%

Series II	0.04%	0.25%	0.02%	0.80%	1.11%	0.00%	1.11%

Series NAV	0.04%	0.00%	0.02%	0.80%	0.86%	0.00%	0.86%

Managed[2]

Series I5	0.69%	0.05%	0.02%	0.00%	0.76%	0.00%	0.76%

Series II5	0.69%	0.25%	0.02%	0.00%	0.96%	0.00%	0.96%

Series NAV	0.69%	0.00%	0.02%	0.00%	0.71%	0.00%	0.71%

Mid Cap Index[2,3]

Series I	0.47%	0.05%	0.03%	0.00%	0.55%	0.01%	0.54%

Series II	0.47%	0.25%	0.03%	0.00%	0.75%	0.01%	0.74%

Series NAV	0.47%	0.00%	0.03%	0.00%	0.50%	0.01%	0.49%

Mid Cap Intersection[2]

Series I	0.87%	0.05%	0.06%	0.00%	0.98%	0.00%	0.98%

Series II	0.87%	0.25%	0.06%	0.00%	1.18%	0.00%	1.18%

Series NAV	0.87%	0.00%	0.06%	0.00%	0.93%	0.00%	0.93%

Mid Cap Stock[2]

Series I	0.84%	0.05%	0.05%	0.00%	0.94%	0.01%	0.93%

Series II	0.84%	0.25%	0.05%	0.00%	1.14%	0.01%	1.13%

Series NAV	0.84%	0.00%	0.05%	0.00%	0.89%	0.01%	0.88%

Mid Cap Value[2]

Series I	0.85%	0.05%	0.05%	0.00%	0.95%	0.00%	0.95%

Series II	0.85%	0.25%	0.05%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.85%	0.00%	0.05%	0.00%	0.90%	0.00%	0.90%

Mid Cap Value Equity[2]

Series I5	0.87%	0.05%	0.05%	0.00%	0.97%	0.00%	0.97%

Series II5	0.87%	0.25%	0.05%	0.00%	1.17%	0.00%	1.17%

Series NAV	0.87%	0.00%	0.05%	0.00%	0.92%	0.00%	0.92%

Mid Value[2,7]

Series I	0.97%	0.05%	0.07%	0.00%	1.09%	0.00%	1.09%

Series II	0.97%	0.25%	0.07%	0.00%	1.29%	0.00%	1.29%

Series NAV	0.97%	0.00%	0.07%	0.00%	1.04%	0.00%	1.04%

Money Market[2]

Series I	0.48%	0.05%	0.03%	0.00%	0.56%	0.01%	0.55%

Series II	0.48%	0.25%	0.03%	0.00%	0.76%	0.01%	0.75%

Series NAV[5]	0.48%	0.00%	0.03%	0.00%	0.51%	0.01%	0.50%

Money Market B4

Series NAV	0.50%	0.00%	0.01%	0.00%	0.51%	0.23%	0.28%

Mutual Shares[13,2]

Series I5	0.96%	0.05%	0.26%	0.00%	1.27%	0.16%	1.11%

Series II5	0.96%	0.25%	0.26%	0.00%	1.47%	0.16%	1.31%

Series NAV	0.96%	0.00%	0.26%	0.00%	1.22%	0.16%	1.06%

Natural Resources[2]

Series I	1.00%	0.05%	0.08%	0.00%	1.13%	0.00%	1.13%

Series II	1.00%	0.25%	0.08%	0.00%	1.33%	0.00%	1.33%

Series NAV	1.00%	0.00%	0.08%	0.00%	1.08%	0.00%	1.08%

Optimized All Cap[2]

Series I	0.71%	0.05%	0.04%	0.00%	0.80%	0.00%	0.80%

Series II	0.71%	0.25%	0.04%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.71%	0.00%	0.04%	0.00%	0.75%	0.00%	0.75%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Optimized Value[2]

Series I	0.65%	0.05%	0.04%	0.00%	0.74%	0.00%	0.74%

Series II	0.65%	0.25%	0.04%	0.00%	0.94%	0.00%	0.94%

Series NAV	0.65%	0.00%	0.04%	0.00%	0.69%	0.00%	0.69%

Overseas Equity[2]

Series I	0.97%	0.05%	0.14%	0.00%	1.16%	0.00%	1.16%

Series II	0.97%	0.25%	0.14%	0.00%	1.36%	0.00%	1.36%

Series NAV	0.97%	0.00%	0.14%	0.00%	1.11%	0.00%	1.11%

Pacific Rim[2]

Series I	0.80%	0.05%	0.27%	0.00%	1.12%	0.01%	1.11%

Series II	0.80%	0.25%	0.27%	0.00%	1.32%	0.01%	1.31%

Series NAV	0.80%	0.00%	0.27%	0.00%	1.07%	0.01%	1.06%

Real Estate Equity[2,7]

Series I5	0.86%	0.05%	0.04%	0.00%	0.95%	0.00%	0.95%

Series II5	0.86%	0.25%	0.04%	0.00%	1.15%	0.00%	1.15%

Series NAV	0.86%	0.00%	0.04%	0.00%	0.90%	0.00%	0.90%

Real Estate Securities[2]

Series I	0.70%	0.05%	0.03%	0.00%	0.78%	0.00%	0.78%

Series II	0.70%	0.25%	0.03%	0.00%	0.98%	0.00%	0.98%

Series NAV	0.70%	0.00%	0.03%	0.00%	0.73%	0.00%	0.73%

Real Return Bond[15,2,16]

Series I	0.68%	0.05%	0.06%	0.00%	0.79%	0.00%	0.79%

Series II	0.68%	0.25%	0.06%	0.00%	0.99%	0.00%	0.99%

Series NAV	0.68%	0.00%	0.06%	0.00%	0.74%	0.00%	0.74%

Science and Technology[2,7]

Series I	1.05%	0.05%	0.09%	0.00%	1.19%	0.00%	1.19%

Series II	1.05%	0.25%	0.09%	0.00%	1.39%	0.00%	1.39%

Series NAV	1.05%	0.00%	0.09%	0.00%	1.14%	0.00%	1.14%

Short-Term Bond[2]

Series I5	0.58%	0.05%	0.02%	0.00%	0.65%	0.00%	0.65%

Series II5	0.58%	0.25%	0.02%	0.00%	0.85%	0.00%	0.85%

Series NAV	0.58%	0.00%	0.02%	0.00%	0.60%	0.00%	0.60%

Small Cap[2]

Series I	0.85%	0.05%	0.09%	0.01%	1.00%	0.01%	0.99%

Series II	0.85%	0.25%	0.07%	0.01%	1.18%	0.00%	1.18%

Series NAV	0.85%	0.00%	0.06%	0.01%	0.92%	0.00%	0.92%

Small Cap Growth[2]

Series I	1.07%	0.05%	0.06%	0.00%	1.18%	0.01%	1.17%

Series II	1.07%	0.25%	0.06%	0.00%	1.38%	0.01%	1.37%

Series NAV	1.07%	0.00%	0.06%	0.00%	1.13%	0.01%	1.12%

Small Cap Index[2,3]

Series I	0.48%	0.05%	0.03%	0.00%	0.56%	0.00%	0.56%

Series II	0.48%	0.25%	0.03%	0.00%	0.76%	0.00%	0.76%

Series NAV	0.48%	0.00%	0.03%	0.00%	0.51%	0.00%	0.51%

Small Cap Intrinsic Value[2]

Series I5	0.90%	0.05%	0.08%	0.00%	1.03%	0.00%	1.03%

Series II5	0.90%	0.25%	0.08%	0.00%	1.23%	0.00%	1.23%

Series NAV	0.90%	0.00%	0.08%	0.00%	0.98%	0.00%	0.98%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Small Cap Opportunities[2]

Series I	0.99%	0.05%	0.04%	0.00%	1.08%	0.00%	1.08%

Series II	0.99%	0.25%	0.04%	0.00%	1.28%	0.00%	1.28%

Series NAV	0.99%	0.00%	0.04%	0.00%	1.03%	0.00%	1.03%

Small Cap Value[2]

Series I	1.06%	0.05%	0.05%	0.00%	1.16%	0.00%	1.16%

Series II	1.06%	0.25%	0.05%	0.00%	1.36%	0.00%	1.36%

Series NAV	1.06%	0.00%	0.05%	0.00%	1.11%	0.00%	1.11%

Small Company[2]

Series I	1.04%	0.05%	0.34%	0.00%	1.43%	0.00%	1.43%

Series II	1.04%	0.25%	0.34%	0.00%	1.63%	0.00%	1.63%

Series NAV	1.04%	0.00%	0.34%	0.00%	1.38%	0.00%	1.38%

Small Company Growth[2]

Series I5	1.03%	0.05%	0.05%	0.00%	1.13%	0.00%	1.13%

Series II5	1.03%	0.25%	0.05%	0.00%	1.33%	0.00%	1.33%

Series NAV	1.03%	0.00%	0.05%	0.00%	1.08%	0.00%	1.08%

Small Company Value[2,7]

Series I	1.02%	0.05%	0.04%	0.00%	1.11%	0.00%	1.11%

Series II	1.02%	0.25%	0.04%	0.00%	1.31%	0.00%	1.31%

Series NAV	1.02%	0.00%	0.04%	0.00%	1.06%	0.00%	1.06%

Spectrum Income[2,7]

Series I5	0.73%	0.05%	0.15%	0.00%	0.93%	0.00%	0.93%

Series II5	0.73%	0.25%	0.15%	0.00%	1.13%	0.00%	1.13%

Series NAV	0.73%	0.00%	0.15%	0.00%	0.88%	0.00%	0.88%

Strategic Bond[2]

Series I	0.67%	0.05%	0.07%	0.00%	0.79%	0.00%	0.79%

Series II	0.67%	0.25%	0.07%	0.00%	0.99%	0.00%	0.99%

Series NAV	0.67%	0.00%	0.07%	0.00%	0.74%	0.00%	0.74%

Strategic Income[2]

Series I	0.69%	0.05%	0.09%	0.00%	0.83%	0.00%	0.83%

Series II	0.69%	0.25%	0.09%	0.00%	1.03%	0.00%	1.03%

Series NAV	0.69%	0.00%	0.09%	0.00%	0.78%	0.00%	0.78%

Total Bond Market Index A2,3

Series I	0.47%	0.05%	0.05%	0.00%	0.57%	0.01%	0.56%

Series II	0.47%	0.25%	0.04%	0.00%	0.76%	0.00%	0.76%

Series NAV	0.47%	0.00%	0.05%	0.00%	0.52%	0.01%	0.51%

Total Bond Market Index B4

Series NAV	0.47%	0.00%	0.06%	0.00%	0.53%	0.28%	0.25%

Total Return[2,11,16]

Series I	0.69%	0.05%	0.06%	0.00%	0.80%	0.00%	0.80%

Series II	0.69%	0.25%	0.06%	0.00%	1.00%	0.00%	1.00%

Series NAV	0.69%	0.00%	0.06%	0.00%	0.75%	0.00%	0.75%

Total Stock Market Index[2,3]

Series I	0.48%	0.05%	0.04%	0.00%	0.57%	0.01%	0.56%

Series II	0.48%	0.25%	0.04%	0.00%	0.77%	0.01%	0.76%

Series NAV	0.48%	0.00%	0.04%	0.00%	0.52%	0.01%	0.51%

U.S. Core[2]

Series I	0.76%	0.05%	0.05%	0.00%	0.86%	0.01%	0.85%

Series II	0.76%	0.25%	0.05%	0.00%	1.06%	0.01%	1.05%

Series NAV	0.76%	0.00%	0.05%	0.00%	0.81%	0.01%	0.80%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
U.S. Government Securities[2]

Series I	0.61%	0.05%	0.07%	0.00%	0.73%	0.00%	0.73%

Series II	0.61%	0.25%	0.07%	0.00%	0.93%	0.00%	0.93%

Series NAV	0.61%	0.00%	0.07%	0.00%	0.68%	0.00%	0.68%

U.S. High Yield Bond[2]

Series I	0.73%	0.05%	0.05%	0.00%	0.83%	0.01%	0.82%

Series II	0.73%	0.25%	0.05%	0.00%	1.03%	0.01%	1.02%

Series NAV	0.73%	0.00%	0.05%	0.00%	0.78%	0.01%	0.77%

U.S Large Cap[2]

Series I	0.82%	0.05%	0.03%	0.00%	0.90%	0.00%	0.90%

Series II	0.82%	0.25%	0.03%	0.00%	1.10%	0.00%	1.10%

Series NAV	0.82%	0.00%	0.03%	0.00%	0.85%	0.00%	0.85%

U.S. Multi-Sector[2]

Series I5	0.75%	0.05%	0.05%	0.00%	0.85%	0.01%	0.84%

Series II5	0.75%	0.25%	0.05%	0.00%	1.05%	0.01%	1.04%

Series NAV	0.75%	0.00%	0.05%	0.00%	0.80%	0.01%	0.79%

Utilities[2]

Series I5	0.82%	0.05%	0.15%	0.00%	1.02%	0.01%	1.01%

Series II5	0.82%	0.25%	0.15%	0.00%	1.22%	0.01%	1.21%

Series NAV	0.82%	0.00%	0.15%	0.00%	0.97%	0.01%	0.96%

Value[2]

Series I	0.74%	0.05%	0.04%	0.00%	0.83%	0.00%	0.83%

Series II	0.74%	0.25%	0.04%	0.00%	1.03%	0.00%	1.03%

Series NAV	0.74%	0.00%	0.04%	0.00%	0.78%	0.00%	0.78%

Value & Restructuring[2]

Series I5	0.82%	0.05%	0.04%	0.00%	0.91%	0.01%	0.90%

Series II5	0.82%	0.25%	0.04%	0.00%	1.11%	0.01%	1.10%

Series NAV	0.82%	0.00%	0.04%	0.00%	0.86%	0.01%	0.85%

Value Opportunities[5,2]

Series I	0.84%	0.05%	0.05%	0.00%	0.94%	0.00%	0.94%

Series II	0.84%	0.25%	0.05%	0.00%	1.14%	0.00%	1.14%

Series NAV	0.84%	0.00%	0.05%	0.00%	0.89%	0.00%	0.89%

Vista[2]

Series I5	0.88%	0.05%	0.08%	0.00%	1.01%	0.00%	1.01%

Series II5	0.88%	0.25%	0.08%	0.00%	1.21%	0.00%	1.21%

Series NAV	0.88%	0.00%	0.08%	0.00%	0.96%	0.00%	0.96%

	Feeder Fund						Master Fund
										Total
										Master
										Fund
										and
									Total	Net
		Distibution		Total	Contractual	Net fund			Master Fund and	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [17]	Expenses	Expenses	Expenses
American Asset Allocation[18]

Series I5	0.00%	0.60%	0.04%	0.64%	0.01%	0.63%	0.31%	0.01%	0.96%	0.95%

Series II	0.00%	0.75%	0.04%	0.79%	0.01%	0.78%	0.31%	0.01%	1.11%	1.10%

Series III[5]	0.00%	0.25%	0.04%	0.29%	0.01%	0.28%	0.31%	0.01%	0.61%	0.60%

	Feeder Fund						Master Fund
										Total
										Master
										Fund
										and
									Total	Net
		Distibution		Total	Contractual	Net fund			Master Fund and	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [17]	Expenses	Expenses	Expenses
American Blue Chip Income and Growth

Series I	0.00%	0.60%	0.03%	0.63%	0.00%	0.63%	0.41%	0.01%	1.05%	1.05%

Series II	0.00%	0.75%	0.03%	0.78%	0.00%	0.78%	0.41%	0.01%	1.20%	1.20%

Series III[5]	0.00%	0.25%	0.03%	0.28%	0.00%	0.28%	0.41%	0.01%	0.70%	0.70%

American Bond[18]

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.40%	0.01%	1.03%	1.03%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.40%	0.01%	1.18%	1.18%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.40%	0.01%	0.68%	0.68%

American Global Growth[18]

Series I5	0.00%	0.60%	0.06%	0.66%	0.03%	0.63%	0.53%	0.02%	1.21%	1.18%

Series II	0.00%	0.75%	0.06%	0.81%	0.03%	0.78%	0.53%	0.02%	1.36%	1.33%

Series III[5]	0.00%	0.25%	0.06%	0.31%	0.03%	0.28%	0.53%	0.02%	0.86%	0.83%

American Global Small Capitalization[18]

Series I5	0.00%	0.60%	0.11%	0.71%	0.08%	0.63%	0.70%	0.03%	1.44%	1.36%

Series II	0.00%	0.75%	0.11%	0.86%	0.08%	0.78%	0.70%	0.03%	1.59%	1.51%

Series III[5]	0.00%	0.25%	0.11%	0.36%	0.08%	0.28%	0.70%	0.03%	1.09%	1.01%

American Growth

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.32%	0.01%	0.95%	0.95%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.32%	0.01%	1.10%	1.10%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.32%	0.01%	0.60%	0.60%

American Growth-Income

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.26%	0.01%	0.89%	0.89%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.26%	0.01%	1.04%	1.04%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.26%	0.01%	0.54%	0.54%

American High-Income Bond[18]

Series I5	0.00%	0.60%	0.21%	0.81%	0.18%	0.63%	0.47%	0.01%	1.29%	1.11%

Series II	0.00%	0.75%	0.21%	0.96%	0.18%	0.78%	0.47%	0.01%	1.44%	1.26%

Series III[5]	0.00%	0.25%	0.21%	0.46%	0.18%	0.28%	0.47%	0.01%	0.94%	0.76%

American International

Series I	0.00%	0.60%	0.02%	0.62%	0.00%	0.62%	0.49%	0.03%	1.14%	1.14%

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.49%	0.03%	1.29%	1.29%

Series III[5]	0.00%	0.25%	0.02%	0.27%	0.00%	0.27%	0.49%	0.03%	0.79%	0.79%

American New World[18]

Series I5	0.00%	0.60%	0.13%	0.73%	0.10%	0.63%	0.76%	0.06%	1.55%	1.45%

Series II	0.00%	0.75%	0.13%	0.88%	0.10%	0.78%	0.76%	0.06%	1.70%	1.60%

Series III[5]	0.00%	0.25%	0.13%	0.38%	0.10%	0.28%	0.76%	0.06%	1.20%	1.10%

The “Total Operating Expenses” include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). The Total Fund Annual Expenses shown may not correlate to the Fund’s ratio of

12

expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.

Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Funds or otherwise reimburse the expenses of those Funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement will remain in effect until May 1, 2009.

The Adviser has agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.050% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT’s business. This expense limitation will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. This voluntary expense limitation may be terminated at any time.

JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. As reflected in the table, each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser and the expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund’s Operating Expenses does not exceed its “Net Operating Expenses” as listed in the table above. A Fund’s “Total Operating Expenses” includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2009 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

For Funds that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses expected to be incurred over the next year.

The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Cap Value Trust, Health Sciences Trust, Mid Value Trust, Spectrum Income Trust, Real Estate Equity Trust, U.S. Global Leaders Growth Trust and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Capital Appreciation Value Trust, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser.

The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.70% of the average annual net assets of the Fund. Expenses includes all expenses of the Fund except Rule 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

The Adviser has contractually agreed to limit fund expenses to 0.025% until May 1, 2010. Fund expenses includes advisory fee and other operating expenses of the fund but excludes 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund so it does not exceed 0.45% of the Fund’s average net assets. This advisory fee waiver will remain in place until May 1, 2010.

The advisory fees rate shown reflects the new tier schedule that is currently in place.

The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.15% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of

13

JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Fund.

The Adviser has contractually agreed to reduce its advisory fee for a class of shares of the Fund in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class) of 0.10% and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. “Expenses” means all the expenses of a class of the Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT’s business. This contractual reimbursement will be in effect until May 1, 2010 and thereafter until terminated by the Adviser on notice to the Fund.
14
The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.02% of the average annual net assets of the Fund. Expenses includes all expenses of the Fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.
15
The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2007 had the new rates been in effect for the whole year.
16
“Other expense” reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.
17
Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds’ prospectus or annual report for further information.
18
The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
EXAMPLES OF EXPENSES FOR EACH FUND

The Examples are intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Examples do not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
500 Index

Series I	$55	$173	$302	$677

Series II	$76	$237	$411	$918

Series NAV	$50	$157	$274	$616

500 Index B

Series NAV	$26	$133	$250	$593

Absolute Return

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Active Bond

Series I	$69	$218	$379	$847

Series II	$90	$281	$488	$1,084

Series NAV	$64	$202	$351	$786

Fund/Class	Year 1	Year 3	Year 5	Year 10
All Cap Core

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

All Cap Growth

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

All Cap Value

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$87	$271	$471	$1,049

American Asset Allocation

Series I	$97	$304	$529	$1,176

Series II	$112	$351	$610	$1,350

Series III	$61	$193	$338	$760

American Blue Chip Income and Growth

Series I	$107	$334	$579	$1,283

Series II	$122	$381	$660	$1,455

Series III	$72	$224	$390	$871

American Bond

Series I	$105	$328	$569	$1,259

Series II	$120	$375	$649	$1,432

Series III	$69	$218	$379	$847

American Fundamental Holdings

Series I	$106	$336	$591	$1,319

Series II	$121	$383	$671	$1,491

Series III	$70	$226	$401	$909

American Global Diversification

Series I	$129	$408	$714	$1,581

Series II	$145	$455	$793	$1,749

Series III	$94	$299	$526	$1,180

American Global Growth

Series I	$120	$378	$659	$1,460

Series II	$135	$425	$739	$1,630

Series III	$85	$268	$471	$1,055

American Global Small Capitalization

Series I	$138	$439	$771	$1,710

Series II	$154	$486	$850	$1,875

Series III	$103	$330	$585	$1,314

American Growth

Series I	$97	$303	$525	$1,166

Series II	$112	$350	$606	$1,340

Series III	$61	$192	$335	$750

Fund/Class	Year 1	Year 3	Year 5	Year 10
American Growth-Income

Series I	$91	$284	$493	$1,096

Series II	$106	$331	$574	$1,271

Series III	$55	$173	$302	$677

American High-Income Bond

Series I	$113	$373	$672	$1,524

Series II	$128	$419	$752	$1,692

Series III	$78	$263	$484	$1,121

American International

Series I	$116	$362	$628	$1,386

Series II	$131	$409	$708	$1,556

Series III	$81	$252	$439	$978

American New World

Series I	$148	$469	$825	$1,828

Series II	$163	$516	$904	$1,991

Series III	$112	$361	$640	$1,436

Blue Chip Growth

Series I	$90	$281	$488	$1,084

Series II	$110	$343	$595	$1,317

Series NAV	$85	$265	$460	$1,025

Capital Appreciation

Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Capital Appreciation Value

Series I	$103	$219	$455	$1,133

Series II	$123	$261	$542	$1,343

Series NAV	$98	$208	$433	$1,080

Classic Value

Series I	$94	$293	$509	$1,131

Series II	$114	$356	$617	$1,363

Series NAV	$89	$278	$482	$1,073

Core Allocation Plus

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Core Bond

Series I	$81	$254	$443	$989

Series II	$102	$318	$552	$1,225

Series NAV	$76	$239	$416	$929

Core Equity

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Fund/Class	Year 1	Year 3	Year 5	Year 10
Disciplined Diversification

Series I	$77	$266	$499	$1,168

Series II	$97	$329	$607	$1,399

Series NAV	$72	$250	$472	$1,109

Emerging Growth

Series I	$104	$325	$563	$1,248

Series II	$124	$387	$670	$1,477

Series NAV	$99	$309	$536	$1,190

Emerging Markets Value

Series I	$115	$361	$627	$1,385

Series II	$135	$424	$733	$1,612

Series NAV	$110	$346	$600	$1,328

Emerging Small Company

Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

Equity-Income

Series I	$91	$284	$493	$1,096

Series II	$111	$347	$601	$1,329

Series NAV	$86	$268	$466	$1,037

Financial Services

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Floating Rate Income

Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Franklin Templeton Founding Allocation

Series I	$96	$305	$537	$1,204

Series II	$116	$368	$644	$1,434

Series NAV	$91	$289	$510	$1,145

Fundamental Value

Series I	$87	$271	$471	$1,049

Series II	$107	$334	$579	$1,283

Series NAV	$82	$255	$444	$990

Global

Series I	$98	$307	$534	$1,188

Series II	$118	$370	$642	$1,419

Series NAV	$93	$291	$507	$1,129

Global Allocation

Series I	$108	$337	$585	$1,295

Series II	$128	$400	$692	$1,523

Series NAV	$105	$328	$569	$1,260

Fund/Class	Year 1	Year 3	Year 5	Year 10
Global Bond

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Global Real Estate

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Growth

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Growth Equity

Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Growth Opportunities

Series I	$101	$315	$547	$1,213

Series II	$121	$378	$654	$1,443

Series NAV	$96	$300	$520	$1,155

Health Sciences

Series I	$121	$378	$654	$1,443

Series II	$142	$440	$761	$1,669

Series NAV	$116	$362	$628	$1,386

High Income

Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

High Yield

Series I	$77	$240	$417	$930

Series II	$97	$303	$525	$1,166

Series NAV	$72	$224	$390	$871

Income

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Income and Value

Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Index Allocation

Series I	$61	$199	$355	$810

Series II	$82	$262	$464	$1,048

Series NAV	$56	$183	$327	$749

Fund/Class	Year 1	Year 3	Year 5	Year 10
International Core

Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

International Equity Index A

Series I	$62	$198	$345	$773

Series II	$83	$261	$454	$1,013

Series NAV	$57	$182	$317	$713

International Equity Index B

Series NAV	$36	$163	$301	$704

International Growth

Series I	$111	$347	$601	$1,329

Series II	$131	$409	$708	$1,556

Series NAV	$106	$331	$574	$1,271

International Opportunities

Series I	$106	$331	$574	$1,271

Series II	$126	$393	$681	$1,500

Series NAV	$101	$315	$547	$1,213

International Small Cap

Series I	$119	$372	$644	$1,420

Series II	$139	$434	$750	$1,646

Series NAV	$114	$356	$617	$1,363

International Small Company

Series I	$116	$364	$632	$1,397

Series II	$136	$427	$738	$1,623

Series NAV	$111	$349	$605	$1,339

International Value

Series I	$102	$321	$559	$1,244

Series II	$122	$383	$666	$1,474

Series NAV	$97	$305	$532	$1,186

Intrinsic Value

Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Investment Quality Bond

Series I	$73	$227	$395	$883

Series II	$93	$290	$504	$1,120

Series NAV	$67	$211	$368	$822

Large Cap

Series I	$81	$254	$443	$989

Series II	$102	$318	$552	$1,225

Series NAV	$79	$248	$432	$965

Large Cap Value

Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

Fund/Class	Year 1	Year 3	Year 5	Year 10
Lifecycle 2010

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Lifecycle 2015

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Lifecycle 2020

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Lifecycle 2025

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Lifecycle 2030

Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Lifecycle 2035

Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Lifecycle 2040

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle 2045

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle 2050

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Lifecycle Retirement

Series I	$91	$284	$493	$1,096

Series II	$111	$347	$601	$1,329

Series NAV	$86	$268	$466	$1,037

Lifestyle Aggressive

Series I	$100	$313	$543	$1,203

Series II	$120	$375	$650	$1,434

Series NAV	$95	$297	$516	$1,145

Fund/Class	Year 1	Year 3	Year 5	Year 10
Lifestyle Balanced

Series I	$95	$297	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,085

Lifestyle Conservative

Series I	$89	$277	$482	$1,071

Series II	$109	$340	$590	$1,304

Series NAV	$84	$261	$454	$1,012

Lifestyle Growth

Series I	$98	$305	$529	$1,174

Series II	$118	$367	$636	$1,405

Series NAV	$93	$289	$502	$1,115

Lifestyle Moderate

Series I	$93	$290	$504	$1,119

Series II	$113	$353	$611	$1,351

Series NAV	$88	$274	$477	$1,061

Managed

Series I	$78	$243	$422	$942

Series II	$98	$306	$531	$1,178

Series NAV	$73	$227	$395	$883

Mid Cap Index

Series I	$55	$175	$306	$688

Series II	$76	$239	$416	$929

Series NAV	$50	$159	$279	$627

Mid Cap Intersection

Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Mid Cap Stock

Series I	$95	$299	$519	$1,154

Series II	$115	$361	$627	$1,385

Series NAV	$90	$283	$492	$1,095

Mid Cap Value

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Mid Cap Value Equity

Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Mid Value

Series I	$111	$347	$601	$1,329

Series II	$131	$409	$708	$1,556

Series NAV	$106	$331	$574	$1,271

Fund/Class	Year 1	Year 3	Year 5	Year 10
Money Market

Series I	$56	$178	$312	$700

Series II	$77	$242	$421	$941

Series NAV	$51	$163	$284	$640

Money Market B

Series NAV	$29	$140	$262	$618

Mutual Shares

Series I	$113	$370	$665	$1,505

Series II	$133	$433	$772	$1,729

Series NAV	$108	$355	$639	$1,448

Natural Resources

Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Optimized All Cap

Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Optimized Value

Series I	$76	$237	$411	$918

Series II	$96	$300	$520	$1,155

Series NAV	$70	$221	$384	$859

Overseas Equity

Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Pacific Rim

Series I	$113	$355	$616	$1,362

Series II	$133	$417	$723	$1,589

Series NAV	$108	$339	$589	$1,305

Real Estate Equity

Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Real Estate Securities

Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Real Return Bond

Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Science and Technology

Series I	$121	$378	$654	$1,443

Series II	$142	$440	$761	$1,669

Series NAV	$116	$362	$628	$1,386

Fund/Class	Year 1	Year 3	Year 5	Year 10
Short-Term Bond

Series I	$66	$208	$362	$810

Series II	$87	$271	$471	$1,049

Series NAV	$61	$192	$335	$750

Small Cap

Series I	$101	$316	$550	$1,219

Series II	$120	$374	$647	$1,428

Series NAV	$94	$292	$507	$1,127

Small Cap Growth

Series I	$119	$374	$648	$1,431

Series II	$139	$436	$754	$1,657

Series NAV	$114	$358	$621	$1,374

Small Cap Index

Series I	$57	$179	$313	$701

Series II	$78	$243	$422	$942

Series NAV	$52	$164	$285	$640

Small Cap Intrinsic Value

Series I	$105	$328	$569	$1,259

Series II	$125	$390	$676	$1,489

Series NAV	$100	$312	$542	$1,201

Small Cap Opportunities

Series I	$110	$343	$595	$1,317

Series II	$130	$406	$702	$1,545

Series NAV	$105	$328	$569	$1,259

Small Cap Value

Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Small Company

Series I	$146	$452	$782	$1,713

Series II	$166	$514	$887	$1,933

Series NAV	$140	$437	$755	$1,657

Small Company Growth

Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Small Company Value

Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Spectrum Income

Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Fund/Class	Year 1	Year 3	Year 5	Year 10
Strategic Bond

Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Strategic Income

Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Total Bond Market Index A

Series I	$57	$182	$317	$713

Series II	$78	$243	$422	$942

Series NAV	$52	$166	$290	$652

Total Bond Market Index B

Series NAV	$26	$142	$268	$638

Total Return

Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Total Stock Market Index

Series I	$57	$182	$317	$713

Series II	$78	$245	$427	$953

Series NAV	$52	$166	$290	$652

U.S. Core

Series I	$87	$273	$476	$1,060

Series II	$107	$336	$584	$1,293

Series NAV	$82	$258	$449	$1,001

U.S. Government Securities

Series I	$75	$233	$406	$906

Series II	$95	$296	$515	$1,143

Series NAV	$69	$218	$379	$847

U.S. High Yield Bond

Series I	$84	$264	$460	$1,024

Series II	$104	$327	$568	$1,259

Series NAV	$79	$248	$432	$965

U.S Large Cap

Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

U.S. Multi-Sector

Series I	$86	$270	$470	$1,048

Series II	$106	$333	$578	$1,282

Series NAV	$81	$254	$443	$989

Utilities

Series I	$103	$324	$562	$1,247

Series II	$123	$386	$669	$1,476

Series NAV	$98	$308	$535	$1,189

Fund/Class	Year 1	Year 3	Year 5	Year 10
Value

Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Value & Restructuring

Series I	$92	$289	$503	$1,119

Series II	$112	$352	$611	$1,351

Series NAV	$87	$273	$476	$1,060

Value Opportunities

Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Vista

Series I	$103	$322	$558	$1,236

Series II	$123	$384	$665	$1,466

Series NAV	$98	$306	$531	$1,178

SMALL CAP FUNDS

EMERGING GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek superior long-term rates of return through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund seeks to achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.9%	7.6%	11.6%	4.0%

2004	2005	2006	2007

Best Quarter:	13.54% (Quarter ended 03/31/2006) Worst Quarter -7.56% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	3.99%	12.73%	05/05/2003
Series II	3.74%	12.48%	05/05/2003
Series NAVA	4.01%	12.74%	02/28/2005
Russell 2000 Growth IndexB	7.05%	15.73%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

EMERGING SMALL COMPANY TRUST

Subadviser:	RCM Capital Management LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a “second look” at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

0.1%	73.5%	-4.3%	-22.2%	-29.2%	39.7%	11.5%	5.0%	2.4%	8.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	59.08% (Quarter ended 12/31/1999) Worst Quarter -26.19% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.05%	12.61%	5.18%	01/01/1997
Series IIA	7.84%	12.40%	5.07%	01/28/2002
Series NAVB	8.08%	12.65%	5.20%	02/28/2005
Russell 2000 Growth Index	7.05%	16.50%	4.32%

A Series II shares were first offered on January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performamce for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.

SMALL CAP TRUST

Subadviser:	Independence Investments LLC

Investment Objective:	To seek maximum capital appreciation consistent with reasonable risk to principal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($25 million to $7.68 billion as of February 29, 2008), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($65 million to $11.13 billion as of February 29, 2008).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and “earnings per share” revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser’s investment strategy, cash reserves will normally represent a small portion of the Fund’s total assets (under 20%).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.6%	0.6%

2006	2007

Best Quarter:	10.21% (Quarter ended 03/31/2006) Worst Quarter -8.76% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	0.65%	8.32%	04/29/2005
Series II	0.29%	8.13%	04/29/2005
Series NAV	0.57%	8.35%	04/29/2005
Russell 2000 IndexA	-1.57%	12.34%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP GROWTH TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.68 billion as of February 29, 2008) or the S&P Small Cap 600 Index ($11.13 billion as of February 29, 2008).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-6.0%	-3.4%	-8.9%	-3.8%	-28.2%	48.8%	9.4%	17.3%	13.5%	14.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter -27.11% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	13.99%	19.83%	3.51%	04/29/2005
Series IIA	13.77%	19.68%	3.45%	04/29/2005
Series NAVB	13.98%	19.84%	3.52%	05/01/1996
Russell 2000 Growth Index	7.05%	16.50%	4.32%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on May 1, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Emerging Growth Fund, the Fund’s predecessor. These shares were first issued on May 1, 1996.

SMALL CAP INTRINSIC VALUE TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $25 million to $7.68 billion as of February 29, 2008). Equity securities include common and preferred stocks and their equivalents.

In managing the Fund, the subadviser emphasizes a value-oriented “bottom-up” approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The Fund may attempt to take advantage of short-term market volatility by investing in companies involved in managing corporate restructuring or pending acquisitions.

The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 20% of its total assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered “junk bonds”).

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

SMALL CAP OPPORTUNITIES TRUST

Subadviser:	Munder Capital Management

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below their inherent value. A company’s equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

•	A high level of profitability;
•	Solid management;
•	A strong, competitive market position; or
•	Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use various hedging and derivatives investment strategies. The Fund may write covered call options. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts (“REITs”).

The Fund’s investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S. as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

25.8%	7.8%	10.4%	-7.7%

2004	2005	2006	2007

Best Quarter:	13.31% (Quarter ended 12/31/2004) Worst Quarter -8.58% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-7.66%	15.23%	05/05/2003
Series II	-7.80%	15.01%	05/05/2003
Series NAVA	-7.61%	15.27%	02/28/2005
Russell 2000 Value IndexB	-9.78%	16.09%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP VALUE TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($7.68 billion as of February 29, 2008) or the S&P Small Cap 600 Index ($11.13 billion as of February 29, 2008).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The Fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

34.2%	19.1%	-6.4%	38.0%	25.4%	9.2%	19.3%	-2.9%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.86% (Quarter ended 06/30/2003) Worst Quarter -17.81% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	-2.93%	16.95%	15.97%	04/29/2005
Series IIA	-3.08%	16.83%	15.89%	04/29/2005
Series NAVB	-2.86%	16.98%	15.98%	08/30/1999
Russell 2000 Value IndexC	-9.78%	15.80%	11.99%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Small Cap Value Fund, the Fund’s predecessor. These shares were first issued on August 30, 1999.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY TRUST

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of February 29, 2008 was $65 million to $11.13 billion.

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund’s investment needs, the subadviser may invest up to 20% of the Fund’s assets in medium- and larger-sized companies.

The subadviser uses quantitative management techniques in a two-step process. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks.

The subadviser generally sells stocks from the Fund’s portfolio when the subadviser believes:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified; or
•	specific events alter a stock’s prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under “Additional Information About the Funds’ Investment Policies” including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.3%	5.6%	-6.5%

2005	2006	2007

Best Quarter:	10.47% (Quarter ended 03/31/2006) Worst Quarter -7.32% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-6.53%	6.92%	05/03/2004
Series II	-6.72%	6.70%	05/03/2004
Series NAVA	-6.46%	6.96%	02/28/2005
S&P SmallCap 600 IndexB	-0.30%	11.22%

A Series NAV shares were first offered on February 28, 2005.For periods prior to February 28, 2005 the performance shown reflects the performance of the Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY GROWTH TRUST

Subadviser:	Invesco Aim Capital Management, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2008, the capitalizations of companies included in the Russell 2000 Index ranged from $25 million to $7.68 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the Fund’s portfolio. The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

13.8%	10.3%

2006	2007

Best Quarter:	11.44% (Quarter ended 03/31/2006) Worst Quarter -4.55% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.34%	14.14%	10/24/2005
Russell 2000 Growth IndexA	7.05%	11.90%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL COMPANY VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($25 million to $7.68 billion as of February 29, 2008). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.7%	8.0%	5.9%	6.5%	-5.9%	33.7%	25.3%	6.9%	15.4%	-1.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.97% (Quarter ended 06/30/2003) Worst Quarter -18.31% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-1.20%	15.35%	8.36%	10/01/1997
Series IIA	-1.35%	15.16%	8.26%	01/28/2002
Series NAVB	-1.14%	15.39%	8.37%	02/28/2005
Russell 2000 Value Index	-9.78%	15.80%	9.06%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performamce for periods prior to January 28, 2002 reflected Series II expenses, performance would have been lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would have been higher.

VALUE OPPORTUNITIES TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of February 29, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $25 million to $16.12 billion. In addition, as of February 29, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $3 billion, and the median market capitalization was approximately $2.7 billion.

The subadviser uses proprietary research and multiple quantitative models to identify small and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund’s portfolios for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP FUNDS

GROWTH OPPORTUNITIES TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of February 29, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $25 million to $16.12 billion. In addition, as of May 31, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $3 billion, and the median market capitalization was approximately $2.7 billion.

The subadviser uses proprietary research and multiple quantitative models to identify small – and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP INTERSECTION TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, “medium-sized companies” are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the S&P MidCap 400 Index ($302 million to $11.13 billion as of February 29, 2008).

The Fund is constructed stock by stock, an investment approach the subadviser refers to as “bottom-up.” The Fund combines the subadviser’s proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser’s Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser’s fundamental analysis. The subadviser’s fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser’s assessment of timeliness focuses on stocks with favorable earnings and stock price momentum.

In constructing the portfolio, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. Risk analysis is conducted in order to minimize any unintended consequences of bottom-up stock picking. The portfolio seeks to be well diversified, not taking large industry and style positions relative to the market benchmark.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

MID CAP STOCK TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. For the Fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the S&P MidCap 400 Index ($302 million to $11.13 billion as of February 29, 2008).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.0%	-11.0%	-22.6%	42.3%	19.0%	14.6%	13.6%	23.6%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter -23.64% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	23.57%	22.19%	7.13%	05/01/1999
Series IIA	23.35%	21.94%	7.01%	01/28/2002
Series NAVB	23.59%	22.25%	7.16%	02/28/2005
Russell MidCap Growth IndexC	11.43%	17.90%	5.80%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID CAP VALUE TRUST

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008). This range varies daily. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:

•	Changes in economic and financial environment
•	Improved efficiencies resulting from new technologies or changes in distribution
•	New or rapidly expanding markets
•	Price increases for the company’s products or services
•	New or improved products or services
•	Changes in management or company structure
•	Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-10.1%	25.4%	24.5%	8.0%	12.3%	0.7%

2002	2003	2004	2005	2006	2007

Best Quarter:	15.35% (Quarter ended 06/30/2003) Worst Quarter -14.75% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	0.70%	13.76%	9.15%	04/30/2001
Series IIA	0.50%	13.53%	8.98%	01/28/2002
Series NAVB	0.72%	13.80%	9.18%	02/28/2005
Russell MidCap Value IndexC	-1.42%	17.92%	11.53%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID CAP VALUE EQUITY TRUST

Subadviser:	RiverSource Investments, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 29, 2008, the range of this Index was between $463 million and $49.30 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund’s objectives, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings, price-to-book, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

–	effective management, as demonstrated by overall performance,
–	financial strength and
–	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

10.7%

2007

Best Quarter:	10.35% (Quarter ended 06/30/2007) Worst Quarter -3.23% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.72%	9.13%	04/28/2006
Russell MidCap Value IndexA	-1.42%	5.31%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MID VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($302 million to $49.2 billion as of February 29, 2008) or the Russell MidCap Value Index ($463 million to $49.3 billion as of February 29, 2008). The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;
•	Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management; and
•	Experienced and capable management.

The Fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies in the Fund and in the indices changes over time. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Except as otherwise stated under “Additional Investment Policies — Temporary Defensive Investing” the Fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.5%	4.6%	0.5%	-15.2%	45.2%	18.7%	7.4%	20.3%	0.6%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	21.36% (Quarter ended 06/30/2003) Worst Quarter -18.16% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	0.51%	17.50%	8.35%	04/29/2005
Series IIA	0.31%	17.37%	8.29%	04/29/2005
Series NAVB	0.60%	17.51%	8.36%	05/01/1998
Russell MidCap Value IndexC	-1.42%	17.92%	9.53%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Mid Value Fund B, the Fund’s predecessor. These shares were first issued on May 1, 1998.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

VALUE TRUST

Subadviser:	Morgan Stanley Investment Management Inc. doing business as Van Kampen

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($463 million to $49.30 billion as of February 29, 2008).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-1.7%	-2.8%	24.6%	3.4%	-22.8%	38.8%	15.2%	12.6%	21.0%	8.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.39% (Quarter ended 06/30/2003) Worst Quarter -23.40% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.22%	18.70%	8.39%	01/01/1997
Series IIA	8.00%	18.50%	8.30%	01/28/2002
Series NAVB	8.26%	18.72%	8.40%	04/29/2005
Russell MidCap Value	-1.42%	17.92%	10.18%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

VISTA TRUST

Subadviser:	American Century Investment Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund’s cash assets remain liquid while performing more like stocks.

In addition, the Fund may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

8.7%	38.4%

2006	2007

Best Quarter:	14.28% (Quarter ended 06/30/2007) Worst Quarter -6.22% (Quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	38.44%	23.25%	10/24/2005
Russell MidCap Growth IndexA	11.43%	13.40%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LARGE CAP FUNDS

ALL CAP CORE TRUST

Subadviser:	Deutsche Investment Management Americas Inc.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index ($25 million to $468.29 billion as February 29, 2008).

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.
•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
•	Quantitative investment models provide an improved framework for selecting mis-priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

24.0%	37.2%	-27.3%	-21.4%	-25.2%	31.5%	16.3%	9.1%	14.8%	2.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	23.59% (Quarter ended 12/31/1999) Worst Quarter -24.41% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	2.66%	14.48%	3.64%	07/15/1996
Series IIA	2.41%	14.24%	3.53%	01/28/2002
Series NAVB	2.70%	14.52%	3.66%	04/29/2005
Russell 3000 Index	5.14%	13.63%	6.22%
Combined IndexC	5.14%	13.63%	4.67%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.

ALL CAP GROWTH TRUST

Subadviser:	Invesco Aim Capital Management, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund’s portfolio is comprised of securities of two basic categories of companies:

•	“core” companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
•	“earnings acceleration” companies which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 25% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:

•	purchase and sell stock index futures contracts,
•	purchase options on stock index futures as a hedge against changes in market conditions,
•	purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

•	write (sell) covered call options (up to 25% of the value of its portfolio’s net assets), or
•	foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

28.3%	44.7%	-10.8%	-23.8%	-24.4%	29.2%	6.5%	9.0%	6.6%	12.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	36.09% (Quarter ended 12/31/1999) Worst Quarter -23.20% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.06%	12.37%	5.51%	03/04/1996
Series IIA	11.83%	12.15%	5.39%	01/28/2002
Series NAVB	12.08%	12.41%	5.53%	02/28/2005
Russell 3000 Growth Index	11.40%	12.42%	3.83%
Combined IndexC	11.40%	12.42%	3.11%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the Russell MidCap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.

ALL CAP VALUE TRUST

Subadviser:	Lord, Abbett & Co. LLC

Investment Objective:	To seek capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($302 million to $468.29 billion as of February 29, 2008). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the Fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be “foreign securities.” Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-27.8%	38.4%	16.0%	5.7%	13.7%	8.3%

2002	2003	2004	2005	2006	2007

Best Quarter:	16.11% (Quarter ended 06/30/2003) Worst Quarter -23.92% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.33%	15.88%	6.49%	04/30/2001
Series IIA	8.17%	15.68%	6.33%	01/28/2002
Series NAVB	8.67%	15.98%	6.56%	02/28/2005
Russell 3000 Value IndexC	-1.01%	14.69%	7.53%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

BLUE CHIP GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below

(or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

28.5%	19.4%	-2.8%	-14.6%	-24.3%	29.2%	9.0%	5.6%	9.6%	12.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.80% (Quarter ended 12/31/1998) Worst Quarter -17.09% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.75%	12.94%	5.90%	12/11/1992
Series IIA	12.51%	12.72%	5.78%	01/28/2002
Series NAVB	12.81%	12.97%	5.91%	02/28/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

CAPITAL APPRECIATION TRUST

Subadviser:	Jennison Associates LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the Fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund’s return or protect its assets if market conditions warrant:

•	The Fund may make short sales of a security including short sales “against the box.”
•	The Fund may invest up to 20% of the Fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
•	The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
•	The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-18.4%	-30.6%	29.5%	9.3%	14.0%	2.3%	11.6%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter -19.64% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	11.61%	12.99%	-1.23%	11/01/2000
Series IIA	11.36%	12.80%	-1.37%	01/28/2002
Series NAVB	11.69%	13.06%	-1.19%	02/28/2005
Russell 1000 Growth IndexC	11.81%	12.10%	-2.42%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

CLASSIC VALUE TRUST

Subadviser:	Pzena Investment Management, LLC.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;
•	current earnings below normal levels;
•	a sound plan to restore earnings to normal; and
•	a sustainable business advantage.

Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund’s investments avoid the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser’s ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund’s cash levels will increase. To the extent the Fund’s cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.4%	16.0%	-12.6%

2005	2006	2007

Best Quarter:	9.40% (Quarter ended 09/30/2006) Worst Quarter -12.49% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-12.58%	5.94%	05/03/2004
Series II	-12.80%	5.73%	05/03/2004
Series NAVA	-12.58%	6.00%	04/29/2005
Russell 1000 Value IndexB	-0.17%	11.72%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

CORE EQUITY TRUST

Subadviser:	Legg Mason Capital Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser’s opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.9%	6.7%	-5.9%

2005	2006	2007

Best Quarter:	10.11% (Quarter ended 12/31/2006) Worst Quarter -8.76% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-5.89%	5.37%	05/03/2004
Series II	-6.06%	5.17%	05/03/2004
Series NAVA	-5.85%	5.41%	02/28/2005
S&P 500 IndexB	5.49%	9.76%

A Series NAV shares were first offered on February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

EQUITY-INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”).

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.2%	3.4%	13.0%	1.3%	-13.3%	25.6%	14.8%	3.9%	19.0%	3.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.68% (Quarter ended 06/30/2003) Worst Quarter -17.40% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	3.35%	13.01%	7.52%	02/19/1993
Series IIA	3.16%	12.80%	7.42%	01/28/2002
Series NAVB	3.39%	13.04%	7.54%	02/28/2005
Russell 1000 Value Index	-0.17%	14.63%	7.68%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FUNDAMENTAL VALUE TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-16.2%	29.8%	11.8%	8.8%	14.5%	4.0%

2002	2003	2004	2005	2006	2007

Best Quarter:	17.39% (Quarter ended 06/30/2003) Worst Quarter -12.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	4.04%	13.48%	6.05%	04/30/2001
Series IIA	3.87%	13.25%	5.87%	01/28/2002
Series NAVB	4.08%	13.51%	6.07%	02/28/2005
S&P 500 IndexC	5.49%	12.83%	4.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

GROWTH TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments tied economically to the U.S. The Fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth characteristics similar to companies included in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Growth Index. As of February 29, 2008 the market cap range of the Russell 1000 Index was $302 million to $468.29 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GROWTH EQUITY TRUST

Subadviser:	Rainier Investment Management Inc.

Investment Objective:	To seek to maximize long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S., which permits shareholders the opportunity to invest in some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The Fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those, at the time of purchase, with market capitalizations in the range of the Dow Jones Wilshire U.S. Large-Cap Index (approximately $568 million to $512 billion as of December 31, 2007). Smaller companies, meaning those with market capitalizations below that range, may be owned when believed to be especially attractive.

The subadviser compares the Fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the Fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The Fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the Fund will stay fully invested in stocks. The Fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund’s not achieving its investment objective.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INTRINSIC VALUE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in investments tied economically to the U.S. The Fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Index was $302 million to $468.29 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 29, 2008 the market cap range of the Russell 1000 Value Index was $463 million to $468.29 billion.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LARGE CAP TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek to maximize total return, consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Index was $302 million to $468.29 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

14.4%	1.4%

2006	2007

Best Quarter:	7.05% (Quarter ended 06/30/2007) Worst Quarter -4.40% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	1.40%	10.65%	04/29/2005
Series II	1.27%	10.41%	04/29/2005
Series NAV	1.53%	10.68%	04/29/2005
Russell 1000 IndexA	5.77%	11.81%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LARGE CAP VALUE TRUST

Subadviser:	BlackRock Investment Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of February 29, 2008, the market capitalization range of companies comprising the Russell 1000 Value Index was $463 million to $468.29 billion.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the Fund’s benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price-to-earnings and price-to-book ratios;
•	Stability and quality of earnings;
•	Earnings momentum and growth;
•	Weighted median market capitalization of the Fund;
•	Allocation among the economic sectors of the Fund as compared to the benchmark index; and
•	Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs). The Fund may also lend its portfolio securities and invest uninvested cash balances in money market funds that are affiliated with the subadviser.

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest in cash, cash equivalents or short-term U.S. government securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

21.8%	15.5%	15.9%	4.4%

2004	2005	2006	2007

Best Quarter:	11.84% (Quarter ended 12/31/2004) Worst Quarter -3.22% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	4.38%	18.13%	05/05/2003
Series II	4.18%	17.91%	05/05/2003
Series NAVA	4.45%	18.18%	02/28/2005
Russell 1000 Value IndexB	-0.17%	14.93%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OPTIMIZED ALL CAP TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk

•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.1

Calendar Year Total Returns for Series I :

14.9%	8.6%	15.2%	3.8%

2004	2005	2006	2007

Best Quarter:	11.25% (Quarter ended 12/31/2004) Worst Quarter -6.94% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	3.78%	14.21%	05/05/2003
Series II	3.57%	13.98%	05/05/2003
Series NAVA	3.88%	14.32%	04/29/2005
Russell 3000 IndexB	5.14%	13.22%

A NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OPTIMIZED VALUE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital. The Fund invests in U.S. companies with a market capitalization range, at the time of investment, equal to that of the Fund’s benchmark, the Russell 1000 Value Index. As of February 29, 2008, the market capitalization range of the Russell 1000 Value Index was $463 million to $468.29 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

1 Formerly, Quantitative All Cap Trust

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.2

Calendar Year Total Returns for Series I :

9.2%	21.1%	-5.1%

2005	2006	2007

Best Quarter:	7.55% (Quarter ended 12/31/2006) Worst Quarter -9.33% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	-5.13%	11.13%	05/03/2004
Series II	-5.33%	10.91%	05/03/2004
Series NAVA	-5.10%	11.20%	02/28/2005
Russell 1000 Value IndexB	-0.17%	11.72%

A Series NAV shares were first offered on February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek a high total return.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of February 29, 2008 the market capitalizations of companies included in the Index ranged from $744 million to $468.29 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for

2 Formerly, Quantitative Value Trust

selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The Fund’s benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks which is independently maintained and published by Standard & Poor’s.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

26.5%	18.9%	-7.1%	-11.3%	-24.3%	26.6%	6.8%	2.0%	9.2%	1.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.16% (Quarter ended 12/31/1998) Worst Quarter -17.43% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.27%	8.80%	3.64%	04/23/1991
Series IIA	0.99%	8.59%	3.53%	01/28/2002
Series NAVB	1.31%	8.83%	3.65%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

U.S. LARGE CAP TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term growth of capital and income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced equity analysts focused on gathering in-depth information firsthand on companies and industries in the U.S. and throughout the world. Global research has extensive experience in managing U.S. equities. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for U.S. equity portfolios are pursued through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, industry sector weightings are primarily the result of finding value in individual securities.

The majority of the subadviser’s U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. This allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.8%	-2.5%	-25.2%	37.1%	9.4%	5.8%	10.7%	-0.3%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.70% (Quarter ended 06/30/2003) Worst Quarter -20.15% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-0.34%	11.84%	3.49%	05/01/1999
Series IIA	-0.52%	11.60%	3.37%	01/28/2002
Series NAVB	-0.26%	11.88%	3.52%	02/28/2005
S&P 500 IndexC	5.49%	12.83%	2.76%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. MULTI-SECTOR TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek long term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 29, 2008, the market capitalizations of companies included in the Russell 3000 Index ranged from $25 million to $468.29 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund’s selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small and mid-cap value, small and mid-cap growth, and real estate investment trusts (“REITs”) in which the Fund invests.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

7.6%	2.4%

2006	2007

Best Quarter:	5.24% (Quarter ended 06/30/2007) Worst Quarter -4.67% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	2.38%	6.62%	10/24/2005
Russell 3000 IndexA	5.14%	11.65%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

VALUE & RESTRUCTURING TRUST

Subadviser:	UST Advisers, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company’s assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

14.4%	10.6%

2006	2007

Best Quarter:	10.28% (Quarter ended 06/30/2007) Worst Quarter -1.58% (Quarter ended 09/30/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	10.56%	14.60%	10/24/2005
S&P 500 IndexA	5.49%	11.82%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL FUNDS

EMERGING MARKETS VALUE TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser (“Approved Markets”) from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The Fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund’s policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil
Chile
China
Czech Republic
Hungary
India
Indonesia
Israel
Malaysia
Mexico
Philippines
Poland
South Africa
South Korea
Taiwan
Thailand
Turkey

Approved Market Securities
“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL TRUST

Subadviser:	Templeton Global Advisors Limited

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Securities Lending risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

12.2%	3.7%	12.2%	-16.1%	-19.1%	27.5%	14.8%	10.7%	20.3%	1.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	17.83% (Quarter ended 06/30/2003) Worst Quarter -16.96% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.28%	14.56%	5.75%	03/18/1988
Series IIA	1.09%	14.35%	5.65%	01/28/2002
Series NAVB	1.32%	14.59%	5.76%	04/29/2005
MSCI World Index	9.57%	17.53%	7.45%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INTERNATIONAL CORE TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its total assets in equity investments. The Fund typically invests in equity investments in companies from developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of February 29, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;
•	Countries — stock market valuation, GDP trends and positive market sentiment; and
•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the Fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the Fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the Fund’s benchmark.

The Fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The Fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund’s benchmark is the MSCI EAFE Index, a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

14.9%	29.7%	-16.6%	-21.5%	-21.7%	30.3%	15.6%	15.9%	24.7%	11.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	23.58% (Quarter ended 12/31/1999) Worst Quarter -22.22% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	11.49%	19.40%	6.37%	12/31/1996
Series IIA	11.21%	19.21%	6.29%	01/28/2002
Series NAVB	11.54%	19.46%	6.40%	02/28/2005
MSCI EAFE Index	11.62%	22.08%	9.04%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INTERNATIONAL GROWTH TRUST

Subadviser:	Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:	To seek high total return primarily through capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the S&P/Citigroup Primary Market Europe, Pacific, Asia Composite Growth Index.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the Fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

The Fund’s benchmark is the S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (“BMI”) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INTERNATIONAL OPPORTUNITIES TRUST

Subadviser:	Marsico Capital Management, LLC

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the U.S.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the Fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

23.8%	20.1%

2006	2007

Best Quarter:	11.28% (Quarter ended 12/31/2006) Worst Quarter -3.34% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	20.10%	25.81%	04/29/2005
Series II	19.77%	25.65%	04/29/2005
Series NAV	20.10%	25.89%	04/29/2005
MSCI EAFE IndexA	11.62%	19.67%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL SMALL CAP TRUST

Subadviser:	Franklin Templeton Investment Corp.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments of smaller companies outside the U.S., including emerging markets, which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after a certain time period or under certain circumstances.

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country.

When choosing equity investments for this Fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, profits margins and liquidation value and other factors.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

11.9%	84.9%	-29.2%	-31.1%	-16.7%	54.7%	21.2%	10.4%	27.3%	10.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	58.65% (Quarter ended 12/31/1999) Worst Quarter -22.36% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	10.18%	23.78%	9.34%	03/04/1996
Series IIA	9.90%	23.56%	9.25%	01/28/2002
Series NAVB	10.20%	23.81%	9.36%	02/28/2005
Citigroup Global ex U.S. <$2 Billion Index	14.84%	29.65%	13.56%
Combined IndexC	14.84%	28.81%	12.10%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global Equity U.S. <$2 Billion Index from June 1, 2003 and thereafter.

INTERNATIONAL SMALL COMPANY TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2007, the maximum market capitalization range of eligible companies for purchase was approximately $1,212 million to $4,115 million, depending on the country. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets, but may also hold equity securities associated with emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also hold equity securities associated with emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach
The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment

Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.4%

2007

Best Quarter:	7.85% (Quarter ended 03/31/2007) Worst Quarter -5.54% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	5.43%	6.80%	04/28/2006
MSCI EAFE Small Cap IndexA	1.79%	5.88%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL VALUE TRUST

Subadviser:	Templeton Investment Counsel, LLC (“Templeton”)

•	Templeton Global Advisors Limited provides sub-subadvisory services to Templeton in its management of the Fund.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-6.5%	-10.0%	-17.8%	44.9%	21.5%	10.5%	29.6%	9.5%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.18% (Quarter ended 06/30/2003) Worst Quarter -23.56% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	9.53%	22.53%	8.23%	05/01/1999
Series IIA	9.36%	22.29%	8.11%	01/28/2002
Series NAVB	9.61%	22.53%	8.23%	02/28/2005
MSCI EAFE IndexC	11.62%	22.08%	7.48%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OVERSEAS EQUITY TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced international equity analysts focused on gathering in-depth information firsthand on companies throughout the world. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for non-U.S. equity portfolios are pursued primarily through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, country and sector weightings are primarily the result of finding value in individual securities where ever they may be located.

The majority of the subadviser’s non-U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. The subadviser believes this allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across countries and sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

The Fund will invest no more than 25% of its assets in emerging markets stocks and will invest in at least three different countries other than the U.S. The Fund may also invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

15.9%	34.0%	-16.4%	-20.9%	-18.2%	32.4%	11.0%	18.3%	19.9%	12.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.44% (Quarter ended 12/31/1999) Worst Quarter -22.07% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	12.55%	18.69%	7.06%	04/29/2005
Series IIB	12.21%	18.47%	6.97%	04/29/2005
Series NAVC	12.53%	18.58%	7.02%	04/30/1996
MSCI EAFE Index	11.62%	22.08%	9.04%
MSCI AC World ex U.S. Index	17.10%	24.51%	10.09%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of theJohn Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
C The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Overseas Equity B Fund, the Fund’s predecessor. These shares were first issued on April 30, 1996.

PACIFIC RIM TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To achieve long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

The countries of the Pacific Rim region are:

•	Australia
•	Pakistan
•	New Zealand
•	Taiwan
•	India
•	China
•	Philippines
•	Thailand
•	Hong Kong
•	Indonesia
•	South Korea
•	Singapore
•	Malaysia
•	Japan

Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser’s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world’s capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions
The Fund may also purchase and sell the following equity-related financial instruments:

•	exchange-listed call and put options on equity indices,
•	over-the-counter (“OTC”) and exchange-listed equity index futures,
•	OTC and exchange-listed call and put options on currencies in the Fund, and
•	OTC foreign currency futures contracts on currencies in the Fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See “Hedging and Other Strategic Transactions” for further information on these investment strategies.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-4.6%	62.9%	-24.4%	-18.6%	-12.5%	40.4%	17.2%	25.8%	11.0%	9.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.41% (Quarter ended 12/31/1998) Worst Quarter -20.68% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	9.14%	20.18%	7.69%	10/04/1994
Series IIB	8.95%	19.99%	7.61%	01/28/2002
Series NAVC	9.29%	20.69%	7.92%	04/29/2005
MSCI AC Pacific Index	12.71%	21.86%	8.53%

A On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. Fund for periods prior to December 31, 1996.
B Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
C NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

FIXED-INCOME FUNDS

ACTIVE BOND TRUST

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Management (U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of “A” or “AA.” The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the portion of the Fund managed by Declaration will be invested in asset-backed securities rated less than A by both rating agencies.

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of “A” or “AA.”

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agencies.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

8.2%	-0.9%	10.4%	7.5%	7.2%	6.5%	4.8%	2.5%	4.5%	4.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	3.84% (Quarter ended 12/31/2000) Worst Quarter -2.47% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	4.05%	4.45%	5.43%	04/29/2005
Series IIA	3.78%	4.33%	5.37%	04/29/2005
Series NAVB	4.03%	4.47%	5.44%	03/29/1986
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.
B The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the Fund’s predecessor. These shares were first issued on March 29, 1986.

CORE BOND TRUST

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return consisting of income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under “Additional Investment Policies” in the SAI.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

3.7%	6.3%

2006	2007

Best Quarter:	3.72% (Quarter ended 09/30/2006) Worst Quarter -0.71% (Quarter ended 03/31/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	6.26%	4.14%	04/29/2005
Series II	5.98%	3.90%	04/29/2005
Series NAV	6.28%	4.13%	04/29/2005
Lehman Brothers Aggregate Bond IndexA	6.97%	4.79%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FLOATING RATE INCOME TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	Seeks a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa or BBB by a nationally recognized statistical rating organization such as Moody’s Investor Services (“Moody’s”) or Standard & Poor’s (“S&P”)), at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The Fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The Fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The Fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the Fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust the average maturity or duration of the investments held by the Fund from time to time, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The Fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. There is no limit to the percentage of the Fund’s assets that may be invested in any one issuer. The Fund is non-diversified, as defined in the Investment Company Act of 1940. The Fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the Fund will vary from time to time.

In abnormal market conditions, the Fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the Fund might not achieve its investment goal.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Distressed Investments risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk
•	Non-Diversification risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and directly in currencies. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.6%	-6.7%	1.7%	0.5%	20.1%	15.4%	10.4%	-6.7%	5.3%	9.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.64% (Quarter ended 06/30/2002) Worst Quarter -4.81% (Quarter ended 03/31/1999)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.63%	6.53%	5.40%	03/18/1988
Series IIA	9.35%	6.35%	5.29%	01/28/2002
Series NAVB	9.60%	6.56%	5.42%	02/28/2005
JP Morgan Global-Unhedged Index	10.81%	6.71%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek high current income; capital appreciation is a secondary goal.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the Fund’s average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

In managing the Fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-3.4%

2007

Best Quarter:	2.74% (Quarter ended 03/31/2007) Worst Quarter -5.35% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-3.40%	5.87%	04/28/2006
Merrill US High Yield Master II IndexA	2.24%	6.06%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HIGH YIELD TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities
Rating Agency

Moody’s	Ba through C
Standard & Poor’s	BB through D

Non-investment grade securities and are commonly referred to as “junk bonds.” The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.8%	8.0%	-9.0%	-5.5%	-6.6%	24.2%	11.1%	3.7%	10.4%	1.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	7.94% (Quarter ended 06/30/2003) Worst Quarter -6.52% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.64%	9.91%	3.64%	01/01/1997
Series IIA	1.36%	9.71%	3.53%	01/28/2002
Series NAVB	1.64%	9.96%	3.67%	02/28/2005
Citigroup High Yield Index	1.84%	10.97%	5.68%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

INCOME TRUST

Subadviser:	Franklin Advisers

Investment Objective:	To seek to maximize income while maintaining prospects for capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Loan Participations risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INVESTMENT QUALITY BOND TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or Standard & Poor’s at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P’s (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under “Strategic Bond Fund”. No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

8.7%	-1.8%	9.4%	7.3%	9.9%	7.3%	4.8%	2.3%	3.6%	6.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.40% (Quarter ended 09/30/2002) Worst Quarter -3.01% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.21%	4.82%	5.72%	06/18/1985
Series IIA	5.92%	4.62%	5.61%	01/28/2002
Series NAVB	6.13%	4.84%	5.73%	02/28/2005
Combined IndexC	6.89%	4.47%	5.99%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);

•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.1%	4.6%	5.9%	3.6%	1.2%	0.6%	0.9%	2.6%	4.4%	4.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.52% (Quarter ended 9/30/2000) Worst Quarter 0.11% (Quarter ended 03/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	4.56%	2.60%	3.32%	06/18/1985
Series IIA	4.35%	2.39%	3.20%	01/28/2002
Citigroup 3 Month Treasury Bill Index	4.74%	2.95%	3.62%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST B

(NAV Shares Only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.4%	5.0%	6.3%	3.9%	1.5%	1.0%	1.1%	2.9%	4.7%	4.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.60% (Quarter ended 9/30/2000) Worst Quarter 0.20% (Quarter ended 3/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	4.82%	2.89%	3.65%	03/29/1986
Citigroup 3 Month Treasury Bill Index	4.74%	2.95%	3.62%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Money Market Fund, the Fund’s predecessor. These shares were first issued on March 29, 1986.

REAL RETURN BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The effective duration of this Fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversification risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.1%	1.4%	0.2%	11.5%

2004	2005	2006	2007

Best Quarter:	5.80% (Quarter ended 03/31/2004) Worst Quarter -3.02% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	11.49%	5.74%	05/05/2003
Series II	11.35%	5.51%	05/05/2003
Series NAVA	11.61%	5.76%	02/28/2005
Lehman Brothers Global Real US TIPS IndexB	11.64%	6.17%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SHORT-TERM BOND TRUST

Subadviser:	Declaration Management & Research, LLC

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of “A” or “AA” and a weighted average effective maturity between one and three years, and no more than 15% of the Fund’s net assets will be invested in high yield bonds.

The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:

•	U.S. Treasury and Agency securities;
•	Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign governmental and agency securities (if dollar denominated).

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund will be invested in asset-backed securities rated less than A by both rating agencies. The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

Except as otherwise stated under “Investment Objectives and Strategies — Temporary Defensive Investing,” the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

5.8%	3.0%	8.0%	8.1%	5.7%	2.8%	1.4%	2.1%	4.6%	3.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	3.28% (Quarter ended 09/30/2001) Worst Quarter -0.96% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	3.35%	2.82%	4.44%	05/01/1994
Lehman Brothers 1-3 Year (Unhedged) Aggregate Index	6.73%	3.34%	5.00%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Short-Term Fund, the Fund’s predecessor. These shares were first issued on May 1, 1994.

SPECTRUM INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek a high level of current income with moderate share price fluctuation.

Investment Strategies:	Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund’s fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund’s investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund’s investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country.

The Fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund’s fixed income investments reflect the manager’s outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

7.9%	5.9%

2006	2007

Best Quarter:	3.52% (Quarter ended 09/30/2006) Worst Quarter -0.09% (Quarter ended 06/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	5.88%	7.09%	10/24/2005
Lehman Brothers Aggregate Bond IndexA	6.97%	5.57%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

STRATEGIC BOND TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities; and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the Fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments

• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

1.3%	2.2%	7.4%	6.2%	9.0%	13.1%	6.7%	2.7%	7.0%	-0.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.94% (Quarter ended 06/30/2003) Worst Quarter -3.29% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-0.07%	5.78%	5.48%	02/19/1993
Series IIA	-0.35%	5.56%	5.36%	01/28/2002
Series NAVB	0.03%	5.83%	5.51%	02/28/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

STRATEGIC INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in foreign government and corporate debt securities, from developed and emerging markets, U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund’s average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund’s assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

2.1%	4.1%	5.9%

2005	2006	2007

Best Quarter:	2.73% (Quarter ended 09/30/2007) Worst Quarter -0.60% (Quarter ended 03/31/2005)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	5.87%	5.73%	05/03/2004
Series II	5.54%	5.51%	05/03/2004
Series NAVA	5.84%	5.75%	04/29/2005
Lehman Brothers Aggregate Bond IndexB	6.97%	4.93%

A Series NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to April 29, 2005 reflected Series NAV expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL RETURN TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% if its total assets in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

10.9%	8.3%	9.5%	5.0%	5.0%	2.4%	3.7%	8.6%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	6.43% (Quarter ended 09/30/2001) Worst Quarter -2.19% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.57%	4.90%	5.97%	05/01/1999
Series IIA	8.36%	4.70%	5.85%	01/28/2002
Series NAVB	8.61%	4.93%	5.99%	02/28/2005
Lehman Brothers Aggregate Bond IndexC	6.97%	4.42%	5.92%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. GOVERNMENT SECURITIES TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

7.5%	-0.2%	10.9%	7.0%	8.0%	1.7%	2.9%	1.6%	4.4%	3.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.48% (Quarter ended 09/30/2001) Worst Quarter -1.40% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	3.15%	2.74%	4.64%	03/18/1988
Series IIA	2.93%	2.57%	4.54%	01/28/2002
Series NAVB	3.25%	2.77%	4.65%	02/28/2005
Citigroup 1-10 Yr Treasury Index	8.81%	3.58%	5.40%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

U.S. HIGH YIELD BOND TRUST

Subadviser:	Wells Capital Management, Incorporated

Investment Objective:	To seek total return with a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund’s securities is expected to be at least B- as rated by S&P.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.6%	2.9%

2006	2007

Best Quarter:	3.68% (Quarter ended 12/31/2006) Worst Quarter -0.20% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	2.87%	6.16%	04/29/2005
Series II	2.69%	6.01%	04/29/2005
Series NAV	2.92%	6.22%	04/29/2005
Merrill Lynch High Yield Master II Constrained IndexA	2.57%	6.96%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HYBRID FUNDS

CAPITAL APPRECIATION VALUE TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The Fund may invest up to 20% of its total assets in foreign securities.

The Fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the Fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

The Fund’s approach differs from that of many other funds. In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Debt and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations. The Fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

CORE ALLOCATION PLUS TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed income instruments and will generally reflect the subadviser’s long term, strategic asset allocation analysis. The subadviser anticipates adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The Fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to common stock, preferred stock, depositary receipts (including American Depository Receipts and Global Depository Receipts), index-related securities (including exchange traded funds), real estate investment structures (including real estate investment trusts (“REITs”)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The Fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents, including but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity, or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The Fund may invest in over-the-counter and exchangetraded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products. For purposes of the Fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The Fund may invest in IPOs. The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Initial Public Offerings risk
•	Issuer risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Real Estate Securities risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

DISCIPLINED DIVERSIFICATION TRUST

Subadviser:	Dimensional Fund Advisors LP

Investment Objective:	To seek total return consisting of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocations

Equity Securities:	70%	65% — 75%
Fixed-Income Securities:	30%	25% — 35%

The Fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The Fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to large growth companies relative to their weight in the universe in which the Fund normally invests.

The Fund’s fixed-income securities will, under normal market conditions, consist of approximately 60-80% high quality short-term bonds from developed markets around the world, and 20-40% Treasury Inflation-Protected Securities (“TIPS”). TIPS are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The non-TIPS securities in which the Fund will invest will have a minimum short-term credit rating of A1 by S&P or Prime 1 by Moody’s. If there is no short-term rating the non-TIPS securities would have a minimum long-term credit rating of AA as rated by S&P or Fitch, Inc. or equivalent rating by Moody’s and would generally mature within five years from the date of settlement.

The Fund is eligible to invest in a variety of fixed income securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies. They include, but are not limited to:

•	Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
•	U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
•	Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.
•	Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.
•	Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.
•	Repurchase Agreements: Instruments through which the Fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
•	Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
•	Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
•	Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.
•	Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.
•	The Fund may invest in unregistered money market funds affiliated or unaffiliated with Dimensonal. Investments in money market funds may involve a duplication of certain fees and expenses.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

GLOBAL ALLOCATION TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-13.4%	-23.2%	26.4%	12.7%	6.2%	13.5%	5.1%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.38% (Quarter ended 06/30/2003) Worst Quarter -17.65% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	5.13%	12.55%	1.99%	05/01/2000
Series IIA	4.87%	12.36%	1.86%	01/28/2002
Series NAVB	5.06%	12.57%	2.00%	02/28/2005
Combined IndexC	8.79%	14.05%	2.56%
S&P 500 IndexD	5.49%	12.83%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
C The Combined Index was added to more accurately reflect the investment objective of the Global Allocation Trust, and is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows  40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global.
D The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INCOME & VALUE TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income.

Investment Strategies:	Under normal market conditions, the Fund invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the Fund’s total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the Fund’s investment objective.

The subadviser has a large and experienced research team that includes equity and fixed-income analysts — focused on gathering in-depth, firsthand information on companies and securities in the U.S. markets — as well as economists who conduct global macroeconomic research. The subadviser emphasizes research and actively manages portfolios across asset classes, using a bottom-up approach to selecting individual securities. A team of senior portfolio managers determines tactical allocation shifts between these actively managed portfolios. These shifts are based on the expected returns of these active portfolios rather than the expected returns for the indices they are managed against.

Allocation between the equity and fixed-income portfolios are made by a team of senior portfolio managers representing various asset classes. Each month, team members vote on how the model portfolio should be allocated. The votes are averaged and the results are used to allocate the components of the portfolio.

At least 80% of the fixed income portion of the Fund will consist of the following:

•	securities rated “Baa” or better at the time of purchase by Moody’s or “BBB” by Standard & Poor’s or deemed by the subadviser to be of equivalent investment quality including mortgage-related and asset-backed securities (see “Other Risks of Investing” below for a description of these securities);
•	non-U.S. dollar fixed income securities (up to 15% of the portfolio’s assets including up to 5% in emerging market fixed income securities);
•	securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and/or
•	cash or cash equivalents including commercial bank obligations and commercial paper.

Fixed-income securities may include American Depositary Receipts (ADRs), Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

15.3%	8.5%	4.9%	1.0%	-15.9%	26.5%	7.6%	5.2%	8.7%	1.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	13.68% (Quarter ended 06/30/2003) Worst Quarter -13.70% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.11%	9.50%	5.78%	08/03/1989
Series IIA	0.91%	9.27%	5.66%	01/28/2002
Series NAVB	1.12%	9.52%	5.79%	04/29/2005
Combined IndexC	6.32%	9.56%	7.29%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers U.S. Aggregate Index, 10% of the 90 Day T-Bill and 7.5% of the Merrill Lynch Yield Index through April 30, 1999, and 60% of the returns of the S&P 500 Index and 40% of the returns of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.

MANAGED TRUST

Subadvisers:	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and Declaration Management and Research LLC (“Declaration”)

Investment Objective:	To seek income and long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

60%* GMO

40%* Declaration

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

GMO

In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor’s.

GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines “larger capitalizations” as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($744 million to $468.29 billion as of February 29, 2008). Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration

Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly known as “junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund will be invested in asset-backed securities rated less than A by both rating agencies.

Except as otherwise stated under “Temporary Defensive Investing” the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.4%	9.1%	0.0%	-2.8%	-13.2%	19.0%	8.2%	2.7%	7.5%	2.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.77% (Quarter ended 12/31/1998) Worst Quarter -10.91% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	1.95%	7.70%	4.85%	03/29/1986
Combined IndexB	6.22%	9.51%	6.26%
S&P 500 Index	5.49%	12.83%	5.91%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Managed Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Managed Fund, the Fund’s predecessor. These shares were first issued March 29, 1986.
B The Combined Index represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, then 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.

SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-17.9%	33.6%	10.4%	9.8%	23.1%	-6.8%

2002	2003	2004	2005	2006	2007

Best Quarter:	20.96% (Quarter ended 06/30/2003) Worst Quarter -15.36% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-6.82%	13.18%	5.39%	04/30/2001
Series IIA	-6.93%	12.96%	5.22%	01/28/2002
Series NAVB	-6.74%	13.20%	5.41%	04/29/2005
Lipper Financial Services IndexC	-13.81%	9.74%	5.04%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

GLOBAL REAL ESTATE TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:	To seek a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

A company is considered to be a real estate operating company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

DIMA RREEF’s U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of DIMA RREEF under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-9.9%

2007

Best Quarter:	5.83% (Quarter ended 03/31/2007) Worst Quarter -10.91% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-9.88%	5.86%	04/28/2006
S&P/Citigroup World Property IndexA	-7.27%	8.93%
EPRA/NAREIT Global Unhedged IndexA	-11.76%	5.92%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HEALTH SCIENCES TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk

•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-27.2%	36.2%	15.3%	12.5%	8.5%	17.7%

2002	2003	2004	2005	2006	2007

Best Quarter:	18.13% (Quarter ended 06/30/2003) Worst Quarter -15.78% (Quarter ended 06/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	17.67%	17.67%	9.01%	04/30/2001
Series IIA	17.44%	17.43%	8.84%	01/28/2002
Series NAVB	17.73%	17.70%	9.03%	04/29/2005
Lipper Health/Biotechnology IndexC	10.17%	13.42%	5.51%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

MUTUAL SHARES TRUST

Subadvisers:	Franklin Mutual Advisers, LLC

Investment Objective:	To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests mainly in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Fund invests primarily in:

•	Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the Fund also invests in:

•	Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
•	Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. The Fund currently invests predominantly in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, and a portion of its assets may be invested in small-cap companies. While the Fund generally purchases securities for investment purposes, the subadviser may seek occasionally to influence or control management, or invest in other companies to do so, when it believes the Fund may benefit. The Fund expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the Fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Arbitrage Securities and Distressed Companies risk
•	Credit and Counterparty risk
•	Distressed Investments risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

NATURAL RESOURCES TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To seek long-term total return.

Investment Strategies:	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy.  The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining.  The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products.  The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies.  Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

24.3%	46.8%	22.3%	40.7%

2004	2005	2006	2007

Best Quarter:	25.72% (Quarter ended 09/30/2005) Worst Quarter -7.48% (Quarter ended 09/30/2006)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	40.68%	38.25%	05/05/2003
Series II	40.44%	37.97%	05/05/2003
Series NAVA	40.81%	38.30%	02/28/2005
Lipper Natural Resources IndexB	39.64%	35.01%
Combined IndexB,C	30.27%	31.73%

A NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.
C The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

REAL ESTATE EQUITY TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To seek long-term growth through a combination of capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund’s net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company’s real estate activities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or “junk bond”) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-18.6%

2007

Best Quarter:	2.96% (Quarter ended 03/31/2007) Worst Quarter -14.94% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series NAV	-18.58%	-0.63%	04/28/2006
DJ Wilshire REIT IndexA	-17.68%	-1.93%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

REAL ESTATE SECURITIES TRUST

Subadviser:	Deutsche Investment Management Americas Inc. (“DIMA”)

•	RREEF America (“DIMA RREEF”) L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund

Investment Objective:	To seek to achieve a combination of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund’s assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund’s cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk
•	Real Estate Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-16.4%	-8.0%	25.7%	3.2%	2.6%	39.2%	32.0%	11.8%	38.1%	-15.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.06% (Quarter ended 12/31/2004) Worst Quarter -12.61% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	-15.61%	19.09%	9.37%	04/30/1987
Series IIA	-15.77%	18.87%	9.26%	01/28/2002
Series NAVB	-15.56%	19.13%	9.39%	02/28/2005
Morgan Stanley REIT Index	-16.82%	17.91%	10.37%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

SCIENCE & TECHNOLOGY TRUST

Subadviser:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) and RCM Capital Management LLC (“RCM”)

Investment Objective:	To seek long-term growth of capital. Current income is incidental to the Fund’s objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

50%* T. Rowe Price

50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

•	computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services

•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the Fund’s assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

43.3%	99.5%	-34.1%	-41.2%	-40.8%	50.4%	0.9%	2.1%	5.5%	19.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	47.10% (Quarter ended 12/31/1998) Worst Quarter -40.43% (Quarter ended 09/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	19.57%	14.34%	2.52%	01/01/1997
Series IIA	19.27%	14.18%	2.43%	01/28/2002
Series NAVB	19.61%	14.38%	2.54%	04/29/2005
Lipper Science and Technology Index	16.76%	15.65%	5.66%
Goldman Sachs Technology Index	-8.78%	-1.70%	-0.82%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

UTILITIES TRUST

Subadviser:	Massachusetts Financial Services Company

Investment Objective:	To seek capital growth and current income (income above that available from the Fund invested entirely in equity securities).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The Fund invests primarily in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser primarily invests the Fund’s investments in debt instruments in investment grade debt instruments, but may invest up to 20% of the Fund’s net assets in lower rated bonds, commonly known as “junk bonds.” The Fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

•	Equity securities of foreign companies in the utilities industry,
•	Fixed income securities of foreign companies in the utilities industry,
•	Fixed income securities issued by foreign governments.

The Fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Convertible Securities risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-23.5%	34.5%	29.4%	16.8%	31.0%	27.4%

2002	2003	2004	2005	2006	2007

Best Quarter:	19.87% (Quarter ended 06/30/2003) Worst Quarter -15.58% (Quarter ended 06/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	27.40%	27.69%	10.45%	04/30/2001
Series IIA	27.10%	27.44%	10.26%	01/28/2002
Series NAVB	27.43%	27.69%	10.45%	04/29/2005
S&P Utilities Sector IndexC	19.36%	21.49%	4.14%

A Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FUNDS OF FUNDS

ABSOLUTE RETURN TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	To pursue this goal, the Fund operates as a fund of funds and invests in a number of the Underlying Funds of the John Hancock funds complex.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

In employing its investment strategies for the Fund, the subadviser attempts to achieve an average annual total rate of return for the Fund that meets or exceeds the Consumer Price Index for All Urban Consumers plus 6% (before fees) over a long-term time horizon (approximately five to eight years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and the subadviser do not represent or guarantee that the Fund will meet this total return goal or achieve positive returns every year.

The Fund may invest in various Underlying Funds of John Hancock Funds II (“JHF II) and John Hancock Funds III (“JHF III”) that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Commodity risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Liquidity risk
•	Management risk
•	Medium and Small Company risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund operates as a fund of funds and currently invests primarily in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The Fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the Fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The Fund operates as a fund of funds and currently invests primarily in five Underlying Funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests in other Funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The Fund may purchase any Funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Fund may invest in other types of investments, described under “Other Permitted Investments”.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Fund invests.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INDEX ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks long term growth of capital. Current income is also a consideration.

Investment Strategies:	Under normal market conditions, the Fund operates as a fund of funds and invests in a number of the other index Funds of JHT (“Underlying Funds”). The Fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

The Underlying Funds eligible for purchase by the Fund are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities.

The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Fund may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund’s objective.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying

Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Fund. Such adjustments may be made to increase or decrease the Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The Fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Fund in which it invests.

The Fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions
The Fund is not authorized to use any of the various investment strategies referred to under “Hedging, Derivatives and Other Strategic Transactions.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

6.6%

2007

Best Quarter:	4.00% (Quarter ended 06/30/2007) Worst Quarter -1.28% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	6.55%	8.51%	02/10/2006
Combined IndexA,B	6.06%	8.63%

A The Combined Index is made up of 70% of the S&P 500 and 30% of the Lehman Brothers Aggregate Bond Index.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LIFECYCLE 2010 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2015 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2020 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2025 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2030 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2035 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2040 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2045 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE 2050 TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

•	Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Seeks high total return until its target retirement date.

Investment Strategies:	Under normal market conditions, the Fund invests substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2050.

Over time, the asset allocation strategy becomes increasingly conservative. After December 31st of the designated retirement year of the Fund, the Fund’s investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Trust reflecting that the Fund’s investors have entered the target retirement stage.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds’ subadvisers.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk
•	Target Allocation risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFECYCLE RETIREMENT TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	-Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.
•	-MFC Global Investment Management (U.S.) LLC provides sub-subadvisory services to the Fund.

Investment Objective:	Seeks maximum real return, consistent with the preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In employing its investment strategies for the Fund, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Fund will meet this total return goal or achieve positive returns every year.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Commodity risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Management risk
•	Non-Diversification risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

LIFESTYLE AGGRESSIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is not a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests 100% of its assets in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Underlying Funds, the Fund may have an equity/fixed-income Underlying Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Underlying Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

4.8%	14.6%	-5.1%	-13.8%	-20.7%	34.9%	16.1%	10.6%	15.5%	8.6%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.07% (Quarter ended 06/30/2003) Worst Quarter -18.84% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.55%	16.77%	5.38%	01/07/1997
Series IIA	8.31%	16.63%	5.32%	01/28/2002
Series NAVB	8.55%	16.79%	5.39%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 40% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Fund may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.7%	12.4%	2.3%	-4.8%	-10.0%	24.0%	13.5%	6.9%	12.7%	6.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	11.62% (Quarter ended 06/30/2003) Worst Quarter -10.36% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.47%	12.54%	6.51%	01/07/1997
Series IIA	6.26%	12.40%	6.45%	01/28/2002
Series NAVB	6.52%	12.57%	6.53%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexC	6.22%	9.51%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A high level of current income with some consideration given to growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of theses Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of theses Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

10.2%	4.2%	7.5%	3.3%	1.8%	11.5%	8.6%	2.9%	8.4%	5.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.64% (Quarter ended 06/30/2003) Worst Quarter -2.08% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.38%	7.31%	6.33%	01/07/1997
Series IIA	5.17%	7.17%	6.26%	01/28/2002
Series NAVB	5.35%	7.33%	6.34%	04/29/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexC	6.77%	6.14%	6.17%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 20% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 80% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.1%	16.5%	-3.2%	-9.2%	-15.8%	29.6%	14.6%	8.7%	13.5%	7.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.90% (Quarter ended 06/30/2003) Worst Quarter -14.50% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.44%	14.49%	6.06%	01/07/1997
Series IIA	7.26%	14.34%	5.99%	01/28/2002
Series NAVB	7.55%	14.53%	6.08%	04/29/2005
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexC	5.88%	11.18%	6.14%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 60% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.8%	7.8%	3.9%	-1.1%	-4.1%	17.8%	11.0%	4.2%	10.4%	5.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	8.71% (Quarter ended 06/30/2003) Worst Quarter -5.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.29%	9.64%	6.34%	01/07/1997
Series IIA	5.08%	9.52%	6.28%	01/28/2002
Series NAVB	5.34%	9.67%	6.35%	04/29/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexC	6.52%	7.83%	6.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

INDEX FUNDS

500 INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2008, the market capitalizations of companies included in the S&P 500 Index ranged from $744 million to $468.288 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

An investment in the Fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Use of Hedging and Other Strategic Transactions
The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-12.4%	-22.5%	28.0%	10.3%	4.3%	15.3%	4.9%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	15.32% (Quarter ended 06/30/2003) Worst Quarter -17.43% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	4.90%	12.22%	1.16%	05/01/2000
Series IIA	4.73%	12.01%	1.02%	01/28/2002
Series IIIB	5.03%	11.96%	1.01%	10/31/2005
S&P 500 IndexC	5.49%	12.83%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B Series NAV shares were first offered on October 31, 2005. For periods prior to October 31, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than series NAV shares. Had the performance for periods prior to October 31, 2005 reflected series NAV expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

500 INDEX TRUST B

(NAV shares only)

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2008, the market capitalizations of companies included in the S&P 500 Index ranged from $744 million to $468.29 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

An investment in the Fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Use of Hedging and Other Strategic Transactions
The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

28.4%	21.1%	-9.2%	-12.0%	-22.3%	28.4%	10.7%	4.6%	15.6%	5.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	21.27% (Quarter ended 12/31/1998) Worst Quarter -17.33% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	5.25%	12.59%	5.75%	05/01/1996
S&P 500 Index	5.49%	12.83%	5.91%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Equity Index Fund, the Fund’s predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST A

(Series I and Series II Are Available for Sale) (NAV Shares are Available for sale to the Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust)

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All CountryWorld Excluding U.S. Index. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

The Fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

16.2%	25.9%	15.4%

2005	2006	2007

Best Quarter:	11.68% (Quarter ended 09/30/2005) Worst Quarter -1.34% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series IA	15.37%	20.83%	05/03/2004
Series IIA	15.11%	20.58%	05/03/2004
Series NAVB	15.43%	18.08%	02/10/2006
MSCI AC World Ex US IndexC	17.10%	22.14%

A The Series I and Series II shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of Series I and Series II of the International Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series I and Series II shares of the International Equity Index Trust A pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the performance of the Series I or Series II shares of the John Hancock Variable Series Trusts Fund, the Fund’s predecessor. The performance of the Series I and Series II shares of the John Hancock Variable Series Trusts Fund includes the actual performance of those shares from the date they commenced operations, May 3, 2004.
B Series NAV shares were first issued on February 10, 2006. For periods prior to February 10, 2006, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV shares expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

Subadviser:	SSgA Funds Management, Inc.

Investment Objective:	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International (“MSCI”) All CountryWorld Excluding U.S. Index. As of February 29, 2008, the market capitalization range of the Index was $56 million to $309 billion.

The Fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the International Equity Index Trusts may invest in stock index futures to manage cash flow.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk

•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

20.8%	30.9%	-17.4%	-20.3%	-15.2%	42.0%	20.2%	16.6%	27.4%	15.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	20.91% (Quarter ended 12/31/1998) Worst Quarter -20.18% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAVA	15.76%	24.03%	9.99%	05/02/1988
MSCI AC World Ex US Index	17.10%	24.51%	10.09%

A The Series NAV shares of the Fund were first issued on March 25, 2004 in connection with JHT’s acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to March 25, 2004 reflects the actual performance of the NAV shares of the John Hancock Variable Series Trusts International Equity Index Fund, the Fund’s predecessor. These shares were first issued on May 2, 1988.

MID CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $302 million to $11.13 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the SAI.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-1.7%	-15.2%	34.6%	15.8%	12.0%	9.7%	7.6%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	17.71% (Quarter ended 12/31/2001) Worst Quarter -16.75% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	7.57%	15.56%	8.28%	05/01/2000
Series IIA	7.39%	15.34%	8.14%	01/28/2002
Series NAVB	7.61%	15.58%	8.30%	04/29/2005
S&P MidCap 400 IndexC	7.97%	16.19%	9.07%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

SMALL CAP INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the Russell 2000 Index ranged from $25 million to $7.68 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

1.5%	-21.5%	45.8%	17.3%	3.9%	17.6%	-2.2%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	22.77% (Quarter ended 06/30/2003) Worst Quarter -21.83% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	-2.16%	15.38%	5.66%	05/01/2000
Series IIA	-2.35%	15.13%	5.52%	01/28/2002
Series NAVB	-2.07%	15.42%	5.69%	04/29/2005
Russell 2000 IndexC	-1.57%	16.25%	6.54%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL BOND MARKET TRUST A

(Series I, Series II and NAV shares)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

The Fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Fund, however, seeks to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The Fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The Fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.6%

2007

Best Quarter:	2.98% (Quarter ended 12/31/2007) Worst Quarter -0.79% (Quarter ended 06/30/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series I	6.59%	5.42%	02/10/2006
Series NAV	6.63%	5.55%	02/10/2006
Lehman Brothers Aggregate Bond IndexA	6.97%	6.11%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL BOND MARKET TRUST B

(NAV Shares Only)

Subadviser:	Declaration Management & Research LLC

Investment Objective:	To seek to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market).

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Lehman Brothers Aggregate Bond Index.

The Fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Fund, however, seeks to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The Fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar denominated); and
•	Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The Fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV :

-2.6%	11.8%	7.8%	10.0%	3.6%	4.0%	2.4%	4.1%	7.1%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.81% (Quarter ended 09/30/2002) Worst Quarter -2.52% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAVA	7.13%	4.24%	5.66%	05/01/1998
Lehman Brothers Aggregate Bond IndexB	6.97%	4.42%	5.96%

A The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT’s acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Bond Index Fund, the Fund’s predecessor. These shares were first issued on May 1, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

TOTAL STOCK MARKET INDEX TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Investment Strategies:	Under normal market conditions, the Fund invests, at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2008, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $25 million to $468.29 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Credit and Counterparty risk
•	Equity Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Index Management risk
•	Issuer risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

-11.4%	-21.3%	30.5%	11.7%	5.7%	15.3%	5.2%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.26% (Quarter ended 06/30/2003) Worst Quarter -16.74% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	5.18%	13.33%	2.10%	05/01/2000
Series IIA	4.99%	13.12%	1.97%	01/28/2002
Series NAVB	5.19%	13.36%	2.12%	04/29/2005
DJ Wilshire 5000 IndexC	5.74%	14.07%	2.58%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

Master-Feeder Structure
Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Fund Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)*
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Blue Chip Income and Growth Trust, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust and the American International Trust invested in Class 2 shares of the corresponding American Fund Master Fund which is subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Fund Master Fund which is not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

The prospectus for the American Fund Master Funds is delivered together with this Prospectus.

Series I shares of the JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies
Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Fund Master Fund in which it invests. Each American Fund Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Fund Master Fund will achieve its investment objective. The differences in objectives and policies among the American Fund Master Funds can be expected to affect the return of JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds’ and American Fund Master Fund’s investment policies is set forth below under “Additional Information About Each JHT Feeder Fund’s and each American Fund Master Fund’s Investments — Additional Investment Policies.” The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

More complete descriptions of certain other instruments in which the JHT Feeder Funds may invest are set forth in the SAI.

Portfolio Turnover.  Portfolio changes of the American Fund Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Fund Master

Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Fund Master Fund. The portfolio turnover rate of each American Fund Master Fund may vary from year to year, as well as within a year.

Additional Information About Each JHT Feeder Fund’s and Each American Fund Master Fund’s Investments

Master-Feeder Structure

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken which may include: (a) investing all of the assets of the JHT Feeder Funds in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Funds or as a subadviser to the JHT Feeder Funds with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

Repurchase Agreements

Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under “Additional Information about the Funds’ Principal Investment Policies — Repurchase Agreements.”

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund Master Fund.

The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended 12/31/2007 is as follows:

Asset Allocation Fund	0.31%*
Blue Chip Income and Growth Fund	0.41%*
Bond Fund	0.40%*
Global Growth Fund	0.53%*
Global Small Capitalization Fund	0.70%*
Growth Fund	0.32%*
Growth-Income Fund	0.26%*
High-Income Bond Fund	0.47%*
International Fund	0.49%*
New World Fund	0.76%*

* CRMC is waiving a portion of its management fee. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

In seeking to pursue its investment objective, the master fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in S&P’s 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

12.3%	6.4%	3.8%	0.0%	-12.8%	21.2%	7.7%	8.6%	14.1%	6.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	12.04% (Quarter ended 6/30/2003) Worst Quarter -12.45% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.99%	11.40%	6.38%	08/01/1989
Series IIIB	5.99%	11.40%	6.38%	08/01/1989
Combined IndexC	6.22%	9.51%	6.26%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests. The performance of the Class 1 shares of the Asset Allocation Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Asset Allocation Trust. The Class 1 shares of the Asset Allocation Fund were first issued on August 1, 1989.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Asset Allocation Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III shares expenses, performance would be higher.
C The combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The master fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The master fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II B :

-23.5%	30.0%	9.1%	6.7%	16.8%	1.5%

2002	2003	2004	2005	2006	2007

Best quarter:	16.95% (quarter ended 6/30/2003) Worst quarter: −20.60% (quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IA	1.65%	12.57%	4.24%	07/05/2001
Series IIB	1.48%	12.40%	4.08%	07/05/2001
Series IIIC	1.48%	12.40%	4.08%	07/05/2001
S&P 500 IndexD	5.49%	12.83%	4.74%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Blue Chip Income and Growth Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests. The performance of the Class 2 shares of the Blue Chip Income and Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Blue Chip Income and Growth Trust. The Class 2 shares of the Blue Chip Income and Growth Fund were first issued on July 5, 2001.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Blue Chip Income and Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Blue Chip Income and Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
D The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to maximize current income and preserve capital.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Bond Fund, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody’s and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB :

3.6%	2.0%	4.4%	7.7%	3.5%	12.2%	5.2%	1.1%	6.5%	2.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.96% (Quarter ended 12/31/2002) Worst Quarter −1.90% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	2.96%	5.64%	5.01%	01/02/1996
Series IIB	2.76%	5.49%	4.86%	01/02/1996
Series IIIC	2.76%	5.49%	4.86%	01/02/1996
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series I shares were first offered on November 1, 2005. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Bond Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on July 29, 2005. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests. The performance of the Class 2 shares of the Bond Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Bond Trust. The Class 2 shares of the Bond Fund were first issued on January 2, 1996.

C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Bond Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

28.1%	68.8%	-19.3%	-14.6%	-15.1%	34.6%	13.0%	13.5%	19.8%	14.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	40.81% (Quarter ended 12/31/1999) Worst Quarter -20.54% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	14.21%	18.76%	11.56%	04/30/1997
Series IIIB	14.21%	18.76%	11.56%	04/30/1997
Lipper Global Fund Index	9.28%	17.10%	7.78%
MSCI World Index	7.09%	14.93%	5.43%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests. The performance of the Class 1 shares of the Global Growth Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Growth Trust. The Class 1 shares of the Global Growth Fund were first issued on April 30, 1997.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Global Growth Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

90.4%	-17.0%	-13.3%	-19.4%	52.8%	20.2%	24.7%	23.4%	20.7%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	28.73% (Quarter ended 12/31/1999) Worst Quarter -28.31% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	20.69%	27.83%	14.95%	04/30/1998
Series IIIB	20.69%	27.83%	14.95%	04/30/1998
S&P/Citigroup Global ex US <2 Billion IndexC	14.84%	29.65%	12.37%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests. The performance of the Class 1 shares of the Global Small Capitalization Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Small Capitalization Trust. The Class 1 shares of the Global Small Capitalization Fund were first issued on April 30, 1998.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the Global Small Capitalization Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada.

In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB :

34.6%	56.5%	4.0%	-18.6%	-24.8%	36.2%	11.9%	15.6%	9.6%	11.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best quarter:	30.56% (quarter ended 12/31/1999) Worst quarter: −27.27% (quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	11.93%	16.81%	11.37%	02/08/1984
Series IIB	11.73%	16.63%	11.20%	02/08/1984
Series IIIC	11.73%	16.63%	11.20%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests. The performance of the Class 2 shares of the Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth Trust. The Class 2 shares of the Growth Fund were first issued on February 8, 1984.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Growth Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN GROWTH-INCOME TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor’s 500 Composite Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB :

17.5%	10.6%	7.4%	2.0%	-18.8%	31.8%	9.8%	5.3%	14.6%	4.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best quarter:	18.70% (quarter ended 12/31/1998) Worst quarter: −18.80% (quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	4.64%	12.95%	7.93%	02/08/1984
Series IIB	4.48%	12.78%	7.76%	02/08/1984
Series IIIC	4.48%	12.78%	7.76%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American Growth-Income Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests. The performance of the Class 2 shares of the Growth-Income Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth-Income Trust. The Class 2 shares of the Growth-Income Fund were first issued on February 8, 1984.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American Growth-Income Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN HIGH-INCOME BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide a high level of current income and, secondarily, capital appreciation.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody’s or BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds and other debt securities (this policy is subject to change upon 60 days’ notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

-0.3%	5.0%	-3.8%	7.2%	-2.2%	28.8%	9.0%	1.7%	10.1%	0.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.62% (Quarter ended 12/31/2002) Worst Quarter -9.21% (Quarter ended 6/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	0.69%	9.62%	5.27%	02/08/1984
Series IIIB	0.69%	9.62%	5.27%	02/08/1984
Merrill US High Yield Master II Index	2.24%	10.76%	5.52%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests. The performance of the Class 1 shares of the High-Income Bond Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American High-Income Bond Trust. The Class 1 shares of the High-Income Bond Fund were first issued on June 17, 1999.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the High-Income Bond Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN INTERNATIONAL TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIB :

20.3%	75.1%	-22.5%	-20.3%	-15.3%	34.1%	18.7%	20.9%	18.3%	19.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best quarter:	42.16% (quarter ended 12/31/1999) Worst quarter: −19.76% (quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IA	19.58%	22.34%	11.79%	05/01/1990
Series IIB	19.41%	22.15%	11.62%	05/01/1990
Series IIIC	19.41%	22.15%	11.62%	05/01/1990
MSCI EAFE Index	11.62%	22.08%	9.04%

A Series I shares were first offered on July 9, 2003. For periods prior to this date, the performance shown is the performance of the Series II shares of the American International Trust, including, for periods prior to the inception of the Series II shares, the performance of the Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests, adjusted to reflect Series II share expenses. Series I shares have lower expenses than Series II shares. Had the performance shown for periods prior to July 9, 2003 reflected Series I share expenses, performance would be higher.
B Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests. The performance of the Class 2 shares of the International Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American International Trust. The Class 2 shares of the International Fund were first issued on May 1, 1990.
C Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the American International Trust, including, for periods prior to their inception, the performance of the Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.

AMERICAN NEW WORLD TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and Venezuela.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

-13.1%	-4.7%	-6.2%	38.5%	18.2%	20.2%	31.9%	31.4%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	15.44% (Quarter ended 06/30/2003) Worst Quarter -16.12% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	31.39%	27.81%	14.28%	06/17/1999
Series IIIB	31.39%	27.81%	14.28%	06/17/1999
MSCI AC World IndexC	11.66%	18.24%	5.31%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests. The performance of the Class 1 shares of the New World Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American New World Trust. The Class 1 shares of the New World Fund were first issued on June 17, 1999.
B Series III shares have not commenced operations. For periods prior to December 31, 2007, the performance shown is the performance of the Series II shares of the New World Trust, including, for periods prior to their inception, the performance of the Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests, adjusted to reflect Series II share expenses. Series III shares have lower expenses than Series II shares. Had the performance shown for periods prior to December 31, 2007 reflected Series III share expenses, performance would be higher.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain Funds of Funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including Exchange Traded Funds, subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.
•	Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

A Fund may use various investment strategies such as hedging and other related transactions. For example, a Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Fund. In addition, these strategies may be used to gain exposure to a particular securities market. A Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A Fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Traded Funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of Funds risk

A Fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. A Fund is subject to the same risks as the Underlying Funds in which it invests. The Fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a Fund invests in these securities directly or engages in hedging and other strategic transactions, the Fund will be subject to the same risks. As a Fund’s asset mix becomes more conservative, the Fund becomes more susceptible to risks associated with fixed-income securities.

Investment Company Securities risk

Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end Funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities. See “Risk Factors Fund of Funds Risk” in the SAI for further information regarding investments in other investment companies.

Short Sales risk

Short sales involve costs and risk.  The Fund must pay the lender interest on the securities it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed securities.

Target Allocation risk

The Lifecycle Funds have target allocations between equity and fixed income securities. The initial target allocation for the Funds are: Lifecycle 2010 Trust is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Trust is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Trust is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Trust is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Trust is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Trust is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Trust is 100% equity securities and 0% fixed income securities; Lifecycle 2045 Trust is 100% equity securities and 0% fixed income securities; Lifecycle 2050 Trust is 100% equity securities and 0% fixed income securities. When a Fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Fund gets closer to its target date the Fund’s asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income and short-term fixed income securities are explained under “Interest Rate Risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.” A Fund’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Fund may be a primary source of income for an investor after retirement.

Retirement Target Allocation risk

The target allocation for the Lifecycle Retirement Trust is 50% equity securities and 50% fixed income securities. When the Fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity Securities Risk.” The risks associated with fixed income and short-term fixed income securities are explained under “Interest rate risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.”

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Arbitrage Securities and Distressed Companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Convertible Securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security, Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities generally entail less risk than its common stock. However, convertible securities fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and typically are unrated or rated lower than such debt obligations.

Credit and Counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed Investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a Fund investing in such securities may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Equity Securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than Funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. All Funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund’s currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised.

A Fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments the Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Funds contracts with a limited number of counterparties, the Fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High Portfolio Turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a Fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

Index Management risk

Certain factors may cause a Fund that is an index Fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Fund’s performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing risk

When a Fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual Funds and are far less diversified than the broad securities markets. This means that concentrated Funds tend to be more volatile than other mutual Funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital Funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and Small Company Risk.”

Utilities Risk.  Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial Public Offerings risk

Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Loan Participations risk

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan.

Medium and Small Company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all Funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-Backed and Asset-Backed Securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain

Funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a Fund’s investment strategies or techniques may be more pronounced for these Funds than for Funds that are “diversified.”

Real Estate Securities risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk. Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Medium and Small Company Risk” for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales risk

The Funds may make short sales of securities.  This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Securities Lending risk

The Fund’s loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements.  Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities.  These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls.  Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements.  Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

A Fund may purchase or sell debt or equity securities on a “when-issued”, delayed-delivery or “forward commitment” basis. These terms mean that the Fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for each Fund (except those listed below) is available in the Fund’s annual report to shareholders for the year ended December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the Lifecycle Trusts, Core Allocation Plus Trust and Floating Rate Income Trust will be available in the Fund’s semi-annual report to shareholders for the six month period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT’s advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund’s net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund’s net assets or as a percentage of Aggregate Net Assets, as applicable. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding the American Funds set forth above under “Fees and Expenses for Each Fund.”

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the Fund’s annual report to shareholders for the year ended December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the subadvisory agreements for the: Capital Appreciation Value Trust, Disciplined Diversification Trust, Growth Equity Trust will be available in JHT’s semi-annual report to shareholders for the six-month period ended June 30, 2008.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvisers.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Small Company Trust	Wilhelmine von Turk
Thomas P. Vaiana
Brian Ertley
Melissa Fong
Vista Trust	Glenn A. Fogle
Bradley J. Eixmann

•	Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.
•	Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.
•	Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.
•	Melissa Fong. Portfolio Manager and Quantitative Analyst; joined American Century in July 2000; a portfolio manager since 2008.
•	Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.
•	Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.

Fund	Portfolio Manager

Large Cap Value Trust	Robert C. Doll, Jr.
Daniel Hanson

•	Robert C. Doll Jr. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock

Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

•	Daniel Hanson, CFA. Mr. Hanson is a Director of BlackRock, Inc. which he joined in 2006 following the merger with MLIM. He is a member of the Large Cap Series Team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of the Fund since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.

Capital Guardian Trust Company (“CGTC”)

CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

CGTC uses a multiple portfolio manager system in managing a portfolio’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Fund	Portfolio Manager

U.S. Large Cap Trust	Multi-Manager System 1
Overseas Equity Trust	Multi-Manager System 2
Income & Value Trust	Multi-Manager System 3

Multi-Manager System 1:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Karen A. Miller Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities
Theodore R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager selecting equity securities
Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Alan J. Wilson Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities

Multi-Manager System 2:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Victor D. Kohn President and Director of Capital International, Inc. an affiliate of CGTC	22 years	Portfolio Manager selecting equity securities
Richard N. Havas Vice President & Director of Capital Guardian (Canada), Inc., an affiliate of CGTC	21 years	Portfolio Manager selecting equity securities
Nancy J. Kyle Vice Chairman, CGTC	17 years	Portfolio Manager selecting equity securities
Lionel M. Sauvage Director and Senior Vice President, CGTC	20 years	Portfolio Manager selecting equity securities

Multi-Manager System 2:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Nilly Sikorsky Chairman of Capital International S.A., an affiliate of CGTC	45 years	Portfolio Manager selecting equity securities
Rudolf M. Staehelin Senior Vice President and Director of Capital International Research, Inc., an affiliate of CGTC	26 years	Portfolio Manager selecting equity securities

Multi-Manager System 3:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Christine Cronin Senior Vice President of Capital Research Company, an affiliate of CGTC	11 years	Portfolio Manager selecting fixed income securities
Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Michael D. Locke Senior Vice President of Capital International Research, Inc., an affiliate of CGTC	12 years	Portfolio Manager selecting fixed income securities
Karen A. Miller Director and Senior Vice President CGTC	17 years	Portfolio Manager selecting equity securities
James R. Mulally Director and Senior Vice President, CGTC	28 years	Portfolio Manager selecting fixed income securities
Wesley K. S. Phoa Vice President, Capital Strategy Research, an affiliate of CGTC	9 years	Portfolio Manager selecting fixed income securities
Theodore R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager selecting equity securities
Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Alan J. Wilson Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1968.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the funds are:

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Growth-Income Fund — 24 years (since the fund’s inception) Blue Chip Income and Growth Fund —7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 46 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Donald D. O’Neal President and Trustee	Growth-Income Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Alan N. Berro Senior Vice President	Asset Allocation Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund

Abner D. Goldstine Senior Vice President	Bond Fund — 12 years (since the fund’s inception) High-Income Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 56 years in total; 41 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund and High-Income Bond Fund

Claudia P. Huntington Vice President	Growth-Income Fund — 14 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 35 years in total; 33 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Robert W. Lovelace Vice President	Global Growth Fund — 11 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice Presidents — Capital World Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and New World Fund

Susan M. Tolson Vice President	High-Income Bond Fund — 13 years (plus 2 years of prior experience as an investment analyst for the fund) Asset Allocation Fund — 8 years	Senior Vice President — Fixed Income, CRMC Investment professional for 20 years in total; 18 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund and Asset Allocation Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

David C. Barclay	High-Income Bond Fund — 15 years New World Fund — 9 years (since the fund’s inception) Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 27 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund, New World Fund and Bond Fund

Donnalisa Barnum	Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Chris Buchbinder	Blue Chip Income and Growth Fund — 1 year	Senior Vice President, Capital Research Global Investors Investment professional for 13 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund

Gordon Crawford	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 37 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth Fund

Mark H. Dalzell	Bond Fund — 3 years	Senior Vice President — Fixed Income, CRMC Investment professional for 30 years in total; 20 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund

Mark E. Denning	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Fund

J. Blair Frank	Global Small Capitalization Fund — 5 years Growth — Income Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth & Income Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Nicholas J. Grace	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund

Alwyn W. Heong	International Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 16 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Gregg E. Ireland	Growth Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 36 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Carl M. Kawaja	New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio counselor for New World Fund

Michael T. Kerr	Asset Allocation Fund — 3 years Growth Fund — 3 years	Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund and Growth Fund

Sung Lee	International Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Fund

James B. Lovelace	Blue Chip Income and Growth Fund — 1 year	Senior Vice President, Capital Research Global Investors. Investment professional for 26 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund

Jesper Lyckeus	International Fund — less than 1 year (plus 8 years of prior experience as an investment analyst for the Fund)	Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with CRMC of affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Ronald B. Morrow	Growth Fund — 5 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, CRMC Investment professional for 40 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

James R. Mulally	Asset Allocation Fund — 2 years	Senior Vice President, Fixed-Income, CRMC Investment professional for 32 years in total; 28 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund

C. Ross Sappenfield	Growth-Income Fund — 9 years Blue Chip Income and Growth Fund — 7 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Steven T. Watson	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and Global Growth and Income Fund

Paul A. White	Global Growth Fund — 4 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors 20 years in total; 9 years with CRMC	Serves as an equity portfolio counselor for Global Growth Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.
•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO

is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley
James E. Shallcross
Managed Trust	Peter Farley
James E. Shallcross
Short-Term Bond Trust	Peter Farley
James E. Shallcross
Total Bond Market Trust A	Peter Farley
James E. Shallcross
Total Bond Market Trust B	Peter Farley
James E. Shallcross

•	Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (DIMA RREEF)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

DIMA RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DIMA RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

All Cap Core Trust	Julie Abbett
Jin Chen
Robert Wang
Global Real Estate Trust	John F. Robertson
Daniel Ekins
John Hammond
William Leung
John W. Vojticek
Real Estate Securities Trust	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

DeAM provides consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts and Lifecycle Trusts. DeAM, located at 345Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

•	Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.
•	Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity — Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

•	Jerry W. Ehlinger. Managing Director — Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
•	Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.
•	John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.
•	Asad Kazim. Vice President — Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.
•	William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.
•	John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.
•	John W. Vojticek. Partner — Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.
•	Robert Wang. Managing Director and Global Head of Quantitative Strategies — Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in May 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity and mixed allocation portfolios. Karen E. Umland coordinates the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Mr. Clark and Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds as set forth below.

Fund	Portfolio Managers

Disciplined Diversification Trust	Stephen A. Clark
Emerging Markets Value Trust	Karen E. Umland
International Small Company Trust	Karen E. Umland

•	Stephen A. Clark. Vice President, Head of Portfolio Management; joined Dimensional in 2001.
•	Karen E. Umland. Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Funds since their inception.

Franklin Advisers

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Trust	Edward D. Perks, CFA
Charles B. Johnson

•	Edward D. Perks. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He has been co-portfolio manager of the Fund since its inception. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, Mr. Langerman was employed at Heine Securities Corporation.
•	F. David Segal has been co-portfolio manager of the Fund since its inception. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been the assistant portfolio manager of the Fund since its inception. She has been with Franklin Templeton Investments since 1996. Between 1993-1996, Ms. Turner was employed at Heine Securities Corporation.

Franklin Templeton Investment Corp.

Franklin Templeton Investments Corporation is located at 200 King Street West, Toronto, Ontario, Canada M5H3T4. Franklin Templeton Investments Corporation is a wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

International Small Cap Trust	Bradley Radin, CFA

•	Bradley A. Radin. Executive Vice President; joined Templeton in 1995; previously worked in the Asian equity research department of Credit Suisse First Boston in Hong Kong.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of October 31, 2007, GMO managed on a worldwide basis approximately $152 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

Growth Trust	U.S. Quantitative Investment Division
Growth Opportunities Trust	U.S. Quantitative Investment Division
International Growth Trust	International Quantitative Investment Division
Intrinsic Value Trust	U.S. Quantitative Investment Division
Managed Trust	U.S. Quantitative Investment Division
U.S. Multi-Sector Trust	U.S. Quantitative Investment Division
Value Opportunities Trust	U.S. Quantitative Investment Division
U.S. Core Trust	U.S. Quantitative Investment Division
International Core Trust	International Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Sam Wilderman. Director of the Division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolios, and monitors cash flows.

International Quantitative Investment Division.  Day-to-day management of the Fund is the responsibility of the Division. The Division’s members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

•	Dr. Thomas Hancock. Director of the division; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund’s portfolio, and monitors cash flows.

Independence Investment LLC (“Independence”)

Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC (“Convergent”). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

Fund	Portfolio Managers

Small Cap Trust	Charles S. Glovsky

•	Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

Invesco Aim Capital Management, Inc. (“Invesco Aim”)

Effective on or about March 21, 2008, A I M Capital Management, Inc. changed its name to Invesco Aim Capital Management, Inc. Invesco Aim is an indirect wholly owned subsidiary of Invesco Aim Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Invesco Aim Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Invesco Aim, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers

All Cap Growth Trust *	Robert J. Lloyd
Ryan A. Amerman
Small Company Growth Trust **	Juliet S. Ellis
Juan R. Hartsfield
Clay Manley

*The portfolio managers for the All Cap Growth Trust are assisted by the subadviser’s Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the Fund’s portfolio.
**The portfolio managers for the Small Company Growth Trust are similarly assisted by the subadviser’s Small Cap Core/Growth Team.

•	Ryan A. Amerman. Portfolio manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 1996.
•	Juliet S. Ellis. Senior Portfolio Manager (lead manager), who has been responsible for the Fund since 2005 and has been with Invesco Aim and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan R. Hartsfield. Portfolio Manager who has been responsible for the Fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Robert J. Lloyd. Senior Portfolio Manager (lead manager), who has been responsible for the Fund since 2005 and has been associated with AIM and/or its affiliates since 2000.
•	Clay Manley. Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 2001

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2007, Jennison managed in excess of $86 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity. He has managed the Fund since November 2000.
•	Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since November 2000.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Legg Mason Capital Management, Inc. (“Legg Mason”)

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund	Portfolio Manager

Core Equity Trust	Mary Chris Gay*

•	Mary Chris Gay. Ms. Gay has been employed by Legg Mason Inc. since 1988 and Legg Mason Capital Management, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund’s investment objectives, restrictions, cash flows and other consideration

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Howard E. Hansen
Mid Cap Value Trust	Howard E. Hansen
Edward K. von der Linde

•	Robert P. Fetch. Partner and Director — Small-Cap Value; joined Lord Abbett in 1995.
•	Howard E. Hansen. Partner and Portfolio Manager — Mid Cap Value; joined Lord Abbett in 1995.
•	Edward K. von der Linde. Partner and Director — Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

Massachusetts Financial Services Company (“MFS”)

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund	Portfolio Managers

Utilities Trust	Robert D. Persons
Maura A. Shaughnessy

•	Robert D. Persons. Investment Officer of MFS, focusing primarily on debt securities; joined MFS in 2000.
•	Maura A. Shaughnessy. Investment Officer of MFS, focusing primarily on equities; joined MFS in 1991.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Absolute Return Trust	Barry H. Evans
Emerging Growth Trust	Henry E. Mehlman
Alan E. Norton
Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Strategic Income Trust	Daniel S. Janis, III
John F. Iles
Barry H. Evans
High Income Trust	Arthur N. Calavritinos
Small Cap Intrinsic Value Trust	Timothy M. Malloy

•	Arthur N. Calavritinos. Vice President; joined MFC Global (U.S.) in 1988.
•	Barry H. Evans. President, joined MFC Global (U.S.) in 1986, he is Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Fixed-Income Officer of John Hancock. He joined John Hancock in 1986.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.
•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Daniel S. Janis, III. Vice President; joined MFC Global (U.S.) in 1999; previously a senior risk manager at BankBoston (1997 to 1999).
•	Timothy M. Malloy. Vice President, MFC Global (U.S.) (since 2004); Second Vice President, John Hancock Advisers, LLC (2004-2005); Investment Analyst, Thomas Weisel Partners (2000-2004).
•	Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
•	Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
500 Index Trust B	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Pacific Rim Trust	Tahnoon Pasha
Optimized All Cap Trust	Harpreet Singh
Chris Hensen
Brett Hryb
Norman Ali
Rhonda Chang
Optimized Value Trust	Noman Ali
Rhonda Chang
Chris Hensen
Brett Hryb
Harpreet Singh
Small Cap Index Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani
Absolute Return Trust	Steve Orlich
Jim Schetakis
Lifestyle Aggressive Trust	Steve Orlich
Scott Warlow
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow
Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Index Allocation Trust	Steve Orlich
Franklin Templeton Founding Allocation Trust	Steve Orlich
American Fundamental Holdings Trust	Steve Orlich
American Global Diversification Trust	Steve Orlich

•	Noman Ali. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
•	Rhonda Chang. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.
•	Chris Hensen. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
•	Brett Hryb. (Co-portfolio manager since inception) Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
•	Carson Jen. (Co-portfolio manager since inception) Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
•	Tahnoon Pasha. Vice President and Head of Investments, Equities of Manulife Asset Management (Hong Kong), the asset management company of Manulife in Hong Kong. He is responsible for managing Hong Kong-based assets, and overseeing the eight investment offices across the region.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.

•	Narayan Ramani. (Co-portfolio manager since inception) Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.
•	Jim Schetakis. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; joined MFS Global in June 2007 and has worked in the investment field since 1985.
•	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, NY 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Trust	James Gilligan (Co-Lead Manager)
Thomas Bastian (Co-Lead Manager)
James Roeder (Executive Director)
Sergio Marcheli (Executive Director)
Mark Laskin (Executive Director)

•	James Gilligan. Portfolio Manager; joined Van Kampen in 1985.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000.

Munder Capital Management (“Munder”)

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2007, the ownership of Munder Capital Management was as follows: 65 Munder Capital employees hold partnership units representing 21.9% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.8% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.

Fund	Portfolio Managers

Small Cap Opportunities Trust	Robert E. Crosby
Julie R. Hollinshead
John P. Richardson

•	Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.
•	Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.
•	John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather
Real Return Bond Trust	Mihir Worah

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Pzena Investment Management, LLC (“Pzena”)

Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2008, the majority interest in Pzena was owned by the firm’s four managing principals:

Richard S. Pzena	Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz	Managing Principal, Co-Chief Investment Officer
William L. Lipsey	Managing Principal, Marketing & Client Services
A. Rama Krishna	Managing Principal, Portfolio Manager

In addition, twenty-two (22) additional employees owned interests in the firm as of January 1, 2008. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

Fund	Portfolio Managers

Classic Value Trust	Richard S. Pzena
John P. Goetz
Antonio DeSpirito, III

•	Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.
•	John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.
•	Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

Rainier Investment Management (“Rainier”)

Rainier is located at 601 Union Street, Suite 2801, Seattle, Washington 98101. Rainier is owned and operated by twelve principals.

The Fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management responsibility for the Fund.

Fund	Portfolio Managers

Growth Equity Trust	Daniel Brewer
Mark Broughton
Stacie Cowell
Mark Dawson
Andrea Durbin
James Margard
Peter Musser

•	Daniel Brewer. Senior Portfolio Manager with Rainier since at least 2002.
•	Mark Broughton. Senior Portfolio Manager with Rainier since at least 2002.
•	Stacie Cowell. Senior Portfolio Manager with Rainier since 2006, Senior Vice President and Lead Portfolio Manager with Invesco Funds Group (1996 to 2004) and Kennedy Capital Management (2005).
•	Mark Dawson. Senior Portfolio Manager with Rainier since at least 2002.
•	Andrea Durbin. Senior Portfolio Manager with Rainier since at least 2002.
•	James Margard. Chief Investment Officer with Rainier since at least 2002.
•	Peter Musser. Senior Portfolio Manager with Rainier since at least 2002.

RCM Capital Management LLC (“RCM”)

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE.

Fund	Portfolio Managers

Emerging Small Company Trust	Thomas J. Ross
Louise M. Laufersweiler
Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen (since 1984). Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principle in 1994.
•	Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.
•	Walter C. Price (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principle in 1978.
•	Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank’s dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years’ experience encompassing equity research and portfolio management.

RiverSource Investments, LLC (“RiverSource Investments”)

RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients’ asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Funds and other affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investments products.

Fund	Portfolio Managers

Mid Cap Value Equity Trust	Steve Schroll
Laton Spahr
Warren Spitz
Paul Stocking

•	Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.
•	Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.
•	Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.
•	Paul Stocking, Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2007, SSgA FM had over $144 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (SsgA), the investment management arm of State Street Corporation. With over $1.9 trillion under management as of December 31, 2007, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

Fund	Portfolio Managers

International Equity Index Trust A	Thomas Coleman
Karl Schneider
International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman. Principal; joined SSgA FM in 1998.
•	Karl Schneider. Principal; joined SSgA FM in 1997.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton Global and its affiliates managed over $647 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA*. Lead Portfolio Manager; President; joined Templeton Global in 1997.
•	Tucker Scott, CFA. Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Lisa Myers, CFA. Senior Vice President; joined Templeton Global in 1996.

*effective December 31, 2007

Templeton Investment Counsel, LLC (“Templeton”)

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton and its affiliates managed over $647 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Cindy Sweeting, CFA. President; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2007, T. Rowe Price and its affiliates managed over $400.0 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Trust	Larry J. Puglia
Capital Appreciation Value Trust	David R. Giroux
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Science & Technology Trust	Michael F. Sola
Small Company Value Trust	Preston G. Athey
Spectrum Income Trust	Team*
Real Estate Equity Trust	David Lee
Mid Value Trust	David J. Wallack

•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.
•	Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.
•	David Lee. Vice President; joined T. Rowe Price in 1993.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women’s Hospital, Harvard Medical School (1995 — 1997).
•	David J. Wallack. Vice President; Mr. Wallack joined T. Rowe Price in 1990.

•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.

*Team. The Spectrum Income Trust is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund’s portfolio and developing and executing the Fund’s investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund’s overall investment strategy, as well as the allocation of the Fund’s assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund’s assets are:

•	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund’s investment grade bond investments.
•	Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund’s investments in high-yield debt securities.
•	Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund’s high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund’s dividend-paying common stock and value stock investments.
•	Andrew McCormick. Vice President; joined T. Rowe Price in 2008; responsible for the Fund’s mortgage-backed and mortgage-related investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Trust	Thomas Clarke
Edwin Denson
Large Cap Trust	John Leonard
Thomas Cole
Thomas Digenan
Scott Hazen

Thomas Cole, John Leonard, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard, Mr. Digenan and Mr. Hazen work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met. Information about Messrs. Cole, Leonard, Digenan and Hazen is provided below.

•	Thomas Clarke. Mr. Clarke is a Managing Director and Head of Currency Analysis and Strategy at UBS Global Asset Management. Mr. Clarke has been an investment professional at UBS Global Asset Management since 2000.
•	Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since 2001.
•	Edwin Denson. Mr. Denson is an Executive Director and has been a senior asset allocation analyst at UBS Global Asset Management since 2005. He is a member of the Asset Allocation Analysis and Strategy team. Previously, he served as director and asset allocation analyst with UBS Global Asset Management since 2001.
•	Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the Fund since 2001.
•	Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the Fund since 2004.
•	John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

UST Advisers, Inc. (“USTAI”)

USTAI is a wholly-owned indirect subsidiary of Bank of America Corportation. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

Fund	Portfolio Managers

Value & Restructuring Trust	David J. Williams
Timothy Evnin
John McDermott

•	David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.
•	Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.
•	John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 29, 2008, Wellington Management had investment management authority with respect to approximately $554 billion in assets.

Fund	Portfolio Managers

Core Allocation Plus Trust	Scott M. Elliott (team)
Evan S. Grace
Rick A. Wurster
Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Intersection Trust	Doris T. Dwyer
David J. Elliott , CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA, CPA
Mario E. Abularach, CFA
Natural Resources Trust	Karl E. Bandtel
James A. Bevilacqua
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Stephen T. O’Brien, CFA (through June 30, 2008)
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.
•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.
•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.
•	Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.
•	David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.
•	Scott M. Elliott. (co-portfolio manager since inception) Senior Vice President and Director, Asset Allocation Strategies of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Elliott joined Wellington Management as an investment professional in 1994.

•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Evan S. Grace. (co-portfolio manager since inception) Vice President and Director, Asset Allocation Research of Wellington Management, has served as the Portfolio Manager for the Fund. Mr. Grace joined Wellington Management as an investment professional in 2003. Prior to joining Wellington Management, Mr. Grace was an investment professional with State Street Research (1993-2003).
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.
•	Stephen T. O’Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983. Mr. O’Brien intends to retire from Wellington Management June 30, 2008.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.
•	Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).
•	Rick A. Wurster. (co-portfolio manager since inception) Vice President, Asset Allocation Strategist and Business Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund. Mr. Wurster joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was a consultant with McKinsey & Company (2000-2006).

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Trust	William Stevens
Thomas O’Connor
Lynne Royer
Troy Ludgood
U.S. High Yield Bond Trust	Phil Susser
Niklas Nordenfelt

•	William Stevens. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.
•	Thomas O’Connor, CFA. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously Thomas was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Lynne Royer. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 1996; previously Ms. Royer was a lending officer with Morgan Guaranty Trust Company (J.P. Morgan) in New York.
•	Troy Ludgood. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.
•	Phil Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.
•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western”)

Western’s sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 35 years. From offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo, Western’s 1,000 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets under management.

Fund	Portfolio Managers

Floating Rate Income Trust	Michael C. Buchanan
S. Kenneth Leech
Timothy J. Settel
Steven A. Walsh
U.S. Government Securities Trust	S. Kenneth Leech
Steven A. Walsh
Mark S. Lindbloom
Ronald D. Mass
Frederick R. Marki
High Yield Trust	S. Kenneth Leech
Steven A. Walsh
Michael C. Buchanan
Keith J. Gardner
Strategic Bond Trust	S. Kenneth Leech
Steven A. Walsh
Keith J. Gardner
Mark S. Lindbloom
Michael C. Buchanan

•	S. Kenneth Leech. (co-portfolio manager since inception) Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Steven A. Walsh. (co-portfolio manager since inception) Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.
•	Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.
•	Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.
•	Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.
•	Timothy J. Settel. (co-portfolio manager since inception) Western Asset Management Company — Portfolio Manager/Research Analyst, 2001-present.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each of the Funds (except the JHT Feeder Funds) issue three classes of shares: NAV Shares, Series I shares and Series II shares. The JHT Feeder Funds issue Series I, Series II and Series III shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

NAV shares are not subject to a Rule 12b-1 fee.

Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series III shares of each JHT Feeder Fund are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”). The Distributor pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by certain insurance companies affiliated with the Adviser.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a Fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such Fund’s portfolio securities will not materially affect the current NAV of the shares of the Fund,

(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all Funds, except the Money Market Trust, are computed by:

(i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities
Securities held by each of the Funds, except securities held by the Money Market Trust, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee (the “Pricing Committee”), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for “significant market events.” A “significant market event” is a certain percentage change in the value of the S&P index or of certain “i-Share Exchange Traded Funds” (“i-Shares”) which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. Underlying Funds shares held by a fund of funds and by the JHT Feeder Funds are valued at their NAV. The JHT Feeder Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this Prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

Disruptive Short Term Trading

None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser’s ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund’s holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI of JHT contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Fund in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Funds. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in

JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

John Hancock Trust
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
500 Index
Series I
12-31-2007	12.33	0.18	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2,3]	0.54	[4]	0.54		1.44		1,317	5
12-31-2006	10.80	0.16	[1]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[2,3]	0.54	[4]	0.54		1.44		1,323	15
12-31-2005	10.52	0.14	[1]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[2]	0.56		0.56		1.31		1,097	11
12-31-2004	9.63	0.14	[1]	0.84	0.98	(0.09)	—	—	(0.09)	10.52	10.26	[2]	0.56		0.56		1.47		1,115	4
12-31-2003	7.60	0.10	[1]	2.01	2.11	(0.08)	—	—	(0.08)	9.63	28.01	[2]	0.57		0.57		1.22		980	1

Series II
12-31-2007	12.26	0.16	[1]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[2,3]	0.74	[4]	0.74		1.24		95	5
12-31-2006	10.74	0.14	[1]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[2,3]	0.74	[4]	0.74		1.23		114	15
12-31-2005	10.46	0.11	[1]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12	[2]	0.76		0.76		1.11		129	11
12-31-2004	9.59	0.13	[1]	0.82	0.95	(0.08)	—	—	(0.08)	10.46	10.00	[2]	0.76		0.76		1.29		146	4
12-31-2003	7.59	0.09	[1]	1.99	2.08	(0.08)	—	—	(0.08)	9.59	27.76	[2]	0.77		0.77		1.02		116	1

Series NAV
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2,3]	0.49	[4]	0.49		1.53		370	5
12-31-2006	10.80	0.15	[1]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[2,3]	0.52	[4]	0.51		1.35		38	15
12-31-2005[5]	10.28	0.03	[1]	0.49	0.52	—	—	—	—	10.80	5.06	[6]	0.52	[7]	0.52	[7]	1.80	[7]	256	11

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
500 Index B
Series NAV
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2,3]	0.49	[4]	0.25	1.72	1,215	13
12-31-2006	15.87	0.29	[1]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,3,8]	0.49	[4]	0.25	1.72	1,160	6
12-31-2005[9]	15.42	0.25	[1]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[2,3]	0.43	[4]	0.24	1.65	1,110	13	[10]
12-31-2004[11]	14.18	0.27		1.23	1.50	(0.26)	—	—	(0.26)	15.42	10.70	[2]	0.22		0.22	1.85	842	14
12-31-2003[11,12]	11.36	0.20		3.00	3.20	(0.37)	—	(0.01)	(0.38)	14.18	28.42	[2]	0.21		0.21	1.59	682	5

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Active Bond
Series I
12-31-2007	9.88	0.51	[1]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[2,3]	0.68	[4]	0.68		5.26		117	140	[13]
12-31-2006	9.73	0.44	[1]	(0.02)[14]	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[2,3,8]	0.69	[4]	0.69		4.53		139	207
12-31-2005[15]	9.60	0.29	[1]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[2,6]	0.72	[7]	0.72	[7]	4.33	[7]	166	305	[10]

Series II
12-31-2007	9.87	0.49	[1]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[2,3]	0.88	[4]	0.88		5.06		559	140	[13]
12-31-2006	9.72	0.41	[1]	(0.01)[14]	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[2,3,8]	0.89	[4]	0.89		4.28		553	207
12-31-2005[15]	9.60	0.28	[1]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[2,6]	0.92	[7]	0.92	[7]	4.25	[7]	559	305	[10]

Series NAV
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2,3]	0.63	[4]	0.63		5.31		1,871	140	[13]
12-31-2006	9.73	0.40	[1]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[2,3,8]	0.64	[4]	0.64		4.18		1,774	207
12-31-2005[16]	9.63	0.43	[1]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[2]	0.70		0.70		4.41		1,220	305	[10]
12-31-2004[11]	9.64	0.34		0.11	0.45	(0.34)	(0.12)	—	(0.46)	9.63	4.75	[2]	0.70		0.70		3.56		1,002	444
12-31-2003[11]	9.70	0.43		0.18	0.61	(0.43)	(0.24)	—	(0.67)	9.64	6.48	[2]	0.70		0.70		4.42		1,056	466	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
All Cap Core
Series I
12-31-2007	19.60	0.23	[1]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[2,3,17]	0.86	[4]	0.86		1.12		172		257
12-31-2006	17.20	0.20	[1]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[2,3]	0.88	[4]	0.88		1.08		213		240
12-31-2005	15.89	0.11	[1]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[2]	0.92		0.92		0.70		228		317
12-31-2004	13.72	0.11	[1]	2.12	2.23	(0.06)	—	—	(0.06)	15.89	16.33	[2]	0.92		0.92		0.75		257		257
12-31-2003	10.43	0.06	[1]	3.23	3.29	—	—	—	—	13.72	31.54		0.93		0.93		0.49		264		183

Series II
12-31-2007	19.52	0.19	[1]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[2,3,17]	1.06	[4]	1.06		0.92		19		257
12-31-2006	17.13	0.16	[1]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[2,3]	1.08	[4]	1.08		0.87		11		240
12-31-2005	15.83	0.08	[1]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[2]	1.12		1.12		0.50		11		317
12-31-2004	13.69	0.08	[1]	2.11	2.19	(0.05)	—	—	(0.05)	15.83	16.06	[2]	1.12		1.12		0.56		13		257
12-31-2003	10.43	0.03	[1]	3.23	3.26	—	—	—	—	13.69	31.26		1.13		1.13		0.29		10		183

Series NAV
12-31-2007	19.62	0.24	[1]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[2,3,17]	0.81	[4]	0.81		1.17		763		257
12-31-2006	17.22	0.24	[1]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[2,3]	0.83	[4]	0.83		1.32		385		240
12-31-2005[18]	15.22	0.10	[1]	1.90	2.00	—	—	—	—	17.22	13.14	[6]	0.88	[7]	0.88	[7]	0.83	[7]	—	[19]	317

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
All Cap Growth
Series I
12-31-2007	17.83	—	[1]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[2,3,17]	0.95	[4]	0.95		—	209	74
12-31-2006	16.73	—	[1,20]	1.10	1.10	—	—	—	—	17.83	6.58	[3]	0.95	[4]	0.95		0.03	246	117
12-31-2005	15.35	—	[1,20]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)	288	99
12-31-2004	14.41	—	[1,20]	0.94	0.94	—	—	—	—	15.35	6.52		1.00		1.00		(0.01)	475	77
12-31-2003	11.15	(0.05)[1]		3.31	3.26	—	—	—	—	14.41	29.24		1.01		1.01		(0.38)	520	58

Series II
12-31-2007	17.67	(0.04)[1]		2.13	2.09	—	—	—	—	19.76	11.83	[3,17]	1.15	[4]	1.15		(0.21)	28	74
12-31-2006	16.62	(0.03)[1]		1.08	1.05	—	—	—	—	17.67	6.32	[3]	1.15	[4]	1.15		(0.17)	30	117
12-31-2005	15.28	(0.04)[1]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)	34	99
12-31-2004	14.37	(0.02)[1]		0.93	0.91	—	—	—	—	15.28	6.33		1.20		1.20		(0.11)	150	77
12-31-2003	11.14	(0.07)[1]		3.30	3.23	—	—	—	—	14.37	28.99		1.21		1.21		(0.58)	87	58

Series NAV
12-31-2007	17.86	0.01	[1]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[2,3,17]	0.90	[4]	0.90		0.04	143	74
12-31-2006	16.75	0.01	[1]	1.10	1.11	—	—	—	—	17.86	6.63	[3]	0.90	[4]	0.90		0.08	121	117
12-31-2005[21]	15.20	—	[1,20]	1.55	1.55	—	—	—	—	16.75	10.20	[6]	0.91	[7]	0.91	[7]	0.04 [7]	69	99

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
All Cap Value
Series I
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,3,17]	0.95	[4]	0.95		0.68		63	63
12-31-2006	14.70	0.11	[1]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[2,3]	0.92	[4]	0.92		0.86		68	57
12-31-2005	14.54	0.11	[1]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[2]	0.94		0.94		0.78		70	78
12-31-2004	12.58	0.12	[1]	1.88	2.00	(0.04)	—	—	(0.04)	14.54	15.96	[2]	0.95		0.95		0.94		204	43
12-31-2003	9.10	0.07	[1]	3.42	3.49	(0.01)	—	—	(0.01)	12.58	38.36	[2]	0.98		0.98		0.64		184	52

Series II
12-31-2007	12.99	0.06	[1]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[2,3,17]	1.15	[4]	1.15		0.49		53	63
12-31-2006	14.66	0.09	[1]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[2,3]	1.12	[4]	1.12		0.66		66	57
12-31-2005	14.48	0.09	[1]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[2]	1.14		1.14		0.61		66	78
12-31-2004	12.54	0.11	[1]	1.87	1.98	(0.04)	—	—	(0.04)	14.48	15.79	[2]	1.15		1.15		0.81		192	43
12-31-2003	9.09	0.05	[1]	3.41	3.46	(0.01)	—	—	(0.01)	12.54	38.16	[2]	1.18		1.18		0.44		101	52

Series NAV
12-31-2007	12.99	0.12	[1]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[2,3,17]	0.85	[4]	0.85		0.86		17	63
12-31-2006	14.66	0.12	[1]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[2,3]	0.87	[4]	0.87		0.93		232	57
12-31-2005[21]	14.55	0.08	[1]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[2,6]	0.87	[7]	0.87	[7]	0.68	[7]	127	78

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation
Series II
12-31-2007[22]	12.50	0.48	[1,23]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[6,2]	0.79	[7,24]	0.79	[7,24,25]	5.57	[23,7]	511	—	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth
Series I
12-31-2007	18.29	0.40	[1,23]	(0.12)[14]	0.28	(0.44)	(3.25)	—	(3.69)	14.88	1.65	[2]	0.38	[24]	0.38	[24]	2.24	[23]	19	12
12-31-2006	16.00	0.13	[1,23]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[2]	0.39	[24]	0.39	[24]	0.79	[23]	17	15
12-31-2005	16.90	0.09	[1,23]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[2]	0.39	[24]	0.39	[24]	0.60	[23]	7	10
12-31-2004	15.46	0.04	[23]	1.40	1.44	—	—	—	—	16.90	9.31		0.39	[24]	0.39	[24]	0.29	[23]	3	54
12-31-2003[26]	13.66	—	[20,23]	1.80	1.80	—	—	—	—	15.46	13.18	[6]	0.39	[7,24]	0.39	[24,7]	(0.39)[7,23]		1	—	[6,27]

Series II
12-31-2007	18.26	0.33	[1,23]	(0.08)[14]	0.25	(0.39)	(3.25)	—	(3.64)	14.87	1.48	[2]	0.53	[24]	0.53	[24]	1.85	[23]	156	12
12-31-2006	15.98	0.11	[1,23]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[2]	0.54	[24]	0.54	[24]	0.63	[23]	198	15
12-31-2005	16.85	0.07	[1,23]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[2]	0.53	[24]	0.53	[24]	0.47	[23]	185	10
12-31-2004	15.44	0.01	[23]	1.40	1.41	—	—	—	—	16.85	9.13		0.54	[24]	0.54	[24]	0.05	[23]	180	54
12-31-2003[26]	12.50	—	[20,23]	2.94	2.94	—	—	—	—	15.44	23.52	[6]	0.54	[7,24]	0.54	[7,24]	(0.54)[7,23]		181	—	[6,27]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Bond
Series I
12-31-2007	13.32	1.04	[1,23]	(0.65)	0.39	(0.58)	—	[20]	—	(0.58)	13.13	2.96	[2]	0.37	[24]	0.37	[24,28]	7.85	[23]	10		4
12-31-2006	12.50	0.35	[1,23]	0.47	0.82	—	—		—	—	13.32	6.56		0.38	[24]	0.38	[24]	2.73	[23]	2		1
12-31-2005[29]	12.36	(0.01)[1,23]		0.15	0.14	—	—		—	—	12.50	1.13	[6]	0.40	[24,7]	0.40	[24,7]	(0.40)[23,7]		—	[19]	2	[6]

Series II
12-31-2007	13.30	1.06	[1,23]	(0.70)	0.36	(0.54)	—	[20]	—	(0.54)	13.12	2.76	[2]	0.52	[24]	0.52	[24,28]	7.97	[23]	996		4
12-31-2006	12.49	0.41	[1,23]	0.40	0.81	—	—		—	—	13.30	6.49		0.53	[24]	0.53	[24]	3.24	[23]	550		1
12-31-2005[29]	12.50	(0.02)[1,23]		0.01	(0.01)	—	—		—	—	12.49	(0.08)[6]		0.55	[24,7]	0.55	[24,7]	(0.55)[23,7]		148		2	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Fundamental Holding
Series I
12-31-2007[30]	12.50	0.24	[1,23]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[2,6]	3.26	[7,24,4]	1.04	[7,24,28]	12.00	[7,23]	—	[19]	—	[6]

Series II
12-31-2007[30]	12.50	0.511	[1,23]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[2,6]	1.25	[7,24,4]	1.20	[7,24,28]	24.93	[7,23]	58		—	[6]

Series III
12-31-2007[30]	12.50	0.25	[1,23]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[2,6]	2.90	[7,24,4]	0.70	[7,24,28]	12.35	[7,23]	—	[19]	—	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Global Diversification
Series I
12-31-2007[30]	12.50	0.27	[1,23]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[2,6]	2.85	[7,24,4]	0.93	[7,24,28]	13.38	[7,23]	—	[19]	—	[6]

Series II
12-31-2007[30]	12.50	0.49	[1,23]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[2,6]	1.03	[7,24,4]	0.98	[7,24,28]	24.24	[7,23]	108		—	[6]

Series III
12-31-2007[30]	12.50	0.28	[1,23]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[2,6]	2.50	[7,24,4]	0.58	[7,24,28]	13.73	[7,23]	—	[19]	—	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Growth
Series II
12-31-2007[22]	12.50	0.43	[1,23]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[2,6]	0.81	[7,24]	0.81	[7,24,28]	4.89	[23,7]	227	1	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Small Capitalization
Series II
12-31-2007[22]	12.50	0.32	[1,23]	0.78	[14]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[2,6]	0.86	[7,24]	0.86	[7,24,28]	3.49	[7,23]	87	4	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth
Series I
12-31-2007	21.73	0.10	[1,23]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[2]	0.37	[24]	0.37	[24,28]	0.43	[23]	102	9
12-31-2006	19.98	0.13	[1,23]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[2]	0.38	[24]	0.38	[24]	0.62	[23]	99	3
12-31-2005	17.28	0.10	[1,23]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[2]	0.38	[24]	0.38	[24]	0.54	[23]	57	3
12-31-2004	15.42	(0.01)[23]		1.88	1.87	—	(0.01)	—	(0.01)	17.28	12.10	[2]	0.37	[24]	0.37	[24]	(0.12)[23]		17	1
12-31-2003[26]	13.94	—	[23,20]	1.48	1.48	—	—	—	—	15.42	10.62	[6]	0.38	[24,7]	0.38	[24,7]	0.04	[23,7]	3	1	[6]

Series II
12-31-2007	21.64	0.06	[1,23]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[2]	0.52	[24]	0.52	[24,28]	0.28	[23]	1,739	9
12-31-2006	19.90	0.07	[1,23]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[2]	0.53	[24]	0.53	[24]	0.33	[23]	1,485	3
12-31-2005	17.24	0.05	[1,23]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[2]	0.53	[24]	0.53	[24]	0.25	[23]	1,134	3
12-31-2004	15.41	(0.04)[1,23]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[2]	0.52	[24]	0.52	[24]	(0.30)[23]		708	1
12-31-2003[26]	12.50	—	[23,20]	2.91	2.91	—	—	—	—	15.41	23.28	[6]	0.53	[24,7]	0.53	[24,7]	(0.23)[23,7]		270	1	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income
Series I
12-31-2007	20.19	0.26	[1,23]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[2]	0.37	[24]	0.37	[24,28]	1.24	[23]	29	5
12-31-2006	17.81	0.25	[1,23]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[2]	0.38	[24]	0.38	[24]	1.35	[23]	20	2
12-31-2005	17.00	0.27	[1,23]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[2]	0.38	[24]	0.38	[24]	1.55	[23]	14	1
12-31-2004	15.55	0.05	[23]	1.49	1.54	(0.07)	(0.02)	—	(0.09)	17.00	9.96	[2]	0.37	[24]	0.37	[24]	1.01	[23]	9	1
12-31-2003[26]	13.78	0.10	[23]	1.67	1.77	—	—	—	—	15.55	12.84	[6]	0.38	[7,24]	0.38	[24,7]	3.66	[23,7]	1	2	[6]

Series II
12-31-2007	20.14	0.22	[1,23]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[2]	0.52	[24]	0.52	[24,28]	1.05	[23]	1,440	5
12-31-2006	17.77	0.22	[1,23]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[2]	0.53	[24]	0.53	[24]	1.17	[23]	1,237	2
12-31-2005	16.97	0.24	[1,23]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[2]	0.53	[24]	0.53	[24]	1.41	[23]	873	1
12-31-2004	15.53	0.04	[23]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[2]	0.52	[24]	0.52	[24]	0.68	[23]	558	1
12-31-2003[26]	12.50	0.09	[23]	2.94	3.03	—	—	—	—	15.53	24.24	[6]	0.53	[7,24]	0.53	[24,7]	2.08	[23,7]	182	2	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American High Income Bond
Series II
12-31-2007[22]	12.50	1.58	[1,23]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[2,6]	0.96	[7,24]	0.96	[24,7,28]	19.47	[7,23]	46	3	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American International
Series I
12-31-2007	24.92	0.33	[1,23]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[2]	0.37	[24]	0.37	[24,28]	1.23	[23]	106	10
12-31-2006	21.44	0.36	[1,23]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[2]	0.38	[24]	0.38	[24]	1.56	[23]	70	6
12-31-2005	19.37	0.34	[1,23]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[2]	0.38	[24]	0.38	[24]	1.75	[23]	35	6
12-31-2004	16.68	0.13	[23]	2.97	3.10	(0.12)	(0.29)	—	(0.41)	19.37	18.88	[2]	0.38	[24]	0.38	[24]	1.57	[23]	10	65
12-31-2003[26]	13.78	0.16	[23]	2.74	2.90	—	—	—	—	16.68	21.04	[6]	0.39	[24,7]	0.39	[24,7]	3.34	[7,23]	3	22	[6]

Series II
12-31-2007	24.86	0.27	[1,23]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[2]	0.52	[24]	0.52	[24,28]	1.01	[23]	1,168	10
12-31-2006	21.40	0.30	[1,23]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[2]	0.53	[24]	0.53	[24]	1.30	[23]	951	6
12-31-2005	19.34	0.25	[1,23]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[2]	0.53	[24]	0.53	[24]	1.31	[23]	624	6
12-31-2004	16.66	0.11	[23]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[2]	0.53	[24]	0.53	[24]	1.07	[23]	307	65
12-31-2003[26]	12.50	0.14	[23]	4.02	4.16	—	—	—	—	16.66	33.28	[6]	0.54	[24,7]	0.54	[24,7]	2.01	[7,23]	178	22	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American New World
Series II
12-31-2007[22]	12.50	0.56	[1,23]	2.02	2.58	(0.23	(0.09)	—	(0.32)	14.76	20.73	[2,6]	0.88	[7,24]	0.88	[24,7,28]	5.79	[23,7]	83	8	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Blue Chip Growth
Series I
12-31-2007	19.39	0.08	[1]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[2,3,17]	0.88	[4]	0.85		0.40		593	34
12-31-2006	17.73	0.10	[1]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[2,3,8]	0.88	[4]	0.86		0.53		668	37
12-31-2005	16.86	0.04	[1]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[2,3]	0.92	[4]	0.89		0.24		769	65	[10]
12-31-2004	15.48	0.08	[1]	1.32	1.40	(0.02)	—	—	(0.02)	16.86	9.03	[2,3]	0.91	[4]	0.88		0.53		1,309	31
12-31-2003	11.99	0.02	[1]	3.48	3.50	(0.01)	—	—	(0.01)	15.48	29.17	[2,3]	0.92	[4]	0.90		0.15		1,291	35

Series II
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[2,3,17]	1.08	[4]	1.05		0.21		176	34
12-31-2006	17.68	0.06	[1]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[2,3,8]	1.08	[4]	1.06		0.32		176	37
12-31-2005	16.78	0.01	[1]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[4]	1.09		0.04		181	65	[10]
12-31-2004	15.43	0.07	[1]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[2,3]	1.11	[4]	1.08		0.47		471	31
12-31-2003	11.98	—	[1,20]	3.47	3.47	(0.02)	—	—	(0.02)	15.43	29.02	[2,3]	1.12	[4]	1.10		(0.03)		205	35

Series NAV
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[2,3,17]	0.83	[4]	0.80		0.46		2,491	34
12-31-2006	17.71	0.10	[1]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[2,3,8]	0.83	[4]	0.81		0.56		1,880	37
12-31-2005[21]	16.32	0.04	[1]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[2,3,6]	0.87	[4,7]	0.84	[7]	0.28	[7]	1,480	65	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Capital Appreciation
Series I
12-31-2007	9.07	0.03	[1]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[2,3,17]	0.82	[4]	0.82		0.31	227	73
12-31-2006	10.02	0.01	[1]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[3,2,8]	0.83	[4]	0.83		0.11	263	114	[10]
12-31-2005	8.79	(0.01)[1]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)	52	101
12-31-2004	8.04	0.01	[1]	0.74	0.75	—	—	—	—	8.79	9.33		0.97		0.97		0.15	129	79
12-31-2003	6.21	(0.01)[1]		1.84	1.83	—	—	—	—	8.04	29.47		0.99		0.99		(0.13)	121	71

Series II
12-31-2007	8.99	0.01	[1]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[2,3,17]	1.02	[4]	1.02		0.11	97	73
12-31-2006	9.96	(0.01)[1]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[2,8,3]	1.03	[4]	1.03		(0.09)	113	114	[10]
12-31-2005	8.76	(0.02)[1]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)	47	101
12-31-2004	8.02	—	[1,20]	0.74	0.74	—	—	—	—	8.76	9.23		1.17		1.17		0.02	125	79
12-31-2003	6.20	(0.03)[1]		1.85	1.82	—	—	—	—	8.02	29.35		1.19		1.19		(0.35)	72	71

Series NAV
12-31-2007	9.08	0.03	[1]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[2,3,17]	0.77	[4]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[1]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[3,2,8]	0.78	[4]	0.78		0.15	627	114	[10]
12-31-2005[21]	8.51	(0.01)[1]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[2,6]	0.88	[7]	0.88	[7]	(0.18)[7]	207	101

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Classic Value
Series I
12-31-2007	16.20	0.24	[1]	(2.24)	(2.00)	(0.26)	(1.71)	—	(1.97)	12.23	(12.58)[2,3]		0.92	[4]	0.92		1.51		23	36
12-31-2006	14.37	0.19	[1]	2.11	2.30	(0.15)	(0.32)	—	(0.47)	16.20	16.04	[2,3]	0.96	[4]	0.96		1.24		30	47
12-31-2005	13.84	0.13	[1]	1.17	1.30	(0.08)	(0.69)	—	(0.77)	14.37	9.42	[2]	1.11		1.11		0.88		12	42
12-31-2004[31]	12.50	0.05	[1]	1.36	1.41	(0.03)	(0.04)	—	(0.07)	13.84	11.31	[2,3,6]	1.48	[4,7]	1.42	[7]	0.59	[7]	3	9	[6]

Series II
12-31-2007	16.19	0.21	[1]	(2.25)	(2.04)	(0.22)	(1.71)	—	(1.93)	12.22	(12.80)[2,3]		1.12	[4]	1.12		1.29		22	36
12-31-2006	14.36	0.16	[1]	2.11	2.27	(0.12)	(0.32)	—	(0.44)	16.19	15.83	[2,3]	1.16	[4]	1.16		1.03		40	47
12-31-2005	13.83	0.09	[1]	1.18	1.27	(0.05)	(0.69)	—	(0.74)	14.36	9.22	[2]	1.32		1.32		0.62		19	42
12-31-2004[31]	12.50	0.04	[1]	1.36	1.40	(0.03)	(0.04)	—	(0.07)	13.83	11.17	[2,3,6]	1.68	[4,7]	1.62	[7]	0.44	[7]	11	9	[6]

Series NAV
12-31-2007	16.22	0.25	[1]	(2.25)	(2.00)	(0.27)	(1.71)	—	(1.98)	12.24	(12.58)[2,3]		0.87	[4]	0.88		1.58		15	36
12-31-2006	14.38	0.20	[1]	2.12	2.32	(0.16)	(0.32)	—	(0.48)	16.22	16.15	[2,3]	0.91	[4]	0.91		1.28		8	47
12-31-2005[31]	13.42	0.09	[1]	1.64	1.73	(0.09)	(0.68)	—	(0.77)	14.38	12.88	[2,6]	1.03	[7]	1.03	[7]	0.91	[7]	3	42

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Bond
Series I
12-31-2007	12.68	0.59	[1]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[2,3]	0.80	[4]	0.79		4.71		—	[19]	336	[13]
12-31-2006	12.64	0.56	[1]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[2,3]	0.84	[4]	0.84		4.50		—	[19]	359
12-31-2005[32]	12.50	0.34	[1]	(0.20)	0.14	—	—	—	—	12.64	1.12	[6]	0.93	[7]	0.93	[7]	4.01	[7]	—	[19]	619	[6]

Series II
12-31-2007	12.66	0.57	[1]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[2,3]	1.00	[4]	1.00		4.50		4		336	[13]
12-31-2006	12.61	0.53	[1]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[2,3]	1.04	[4]	1.04		4.28		2		359
12-31-2005[32]	12.50	0.31	[1]	(0.20)	0.11	—	—	—	—	12.61	0.88	[6]	1.11	[7]	1.11	[7]	3.49	[7]	1		619	[6]

Series NAV
12-31-2007	12.66	0.60	[1]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[2,3]	0.75	[4]	0.74		4.75		284		336	[13]
12-31-2006	12.62	0.56	[1]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[2,3]	0.79	[4]	0.79		4.48		222		359
12-31-2005[32]	12.50	0.30	[1]	(0.18)	0.12	—	—	—	—	12.62	0.96	[6]	0.82	[7]	0.82	[7]	3.55	[7]	153		619	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net		From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment		realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income		gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Core Equity
Series I
12-31-2007	15.14	0.01	[1]	(0.86)	(0.85)	—		(1.06)	—	(1.06)	13.23	(5.89)[2,3]		0.86	[4]	0.86		0.08	2	25
12-31-2006	15.07	—	[1,20]	0.95	0.95	—		(0.88)	—	(0.88)	15.14	6.73	[2,3]	0.88	[4]	0.88		(0.01)	2	35
12-31-2005	14.23	0.01	[1]	0.83	0.84	—		—	—	—	15.07	5.90		0.91		0.94		0.07	1	65
12-31-2004[33]	12.50	—	[1,20]	1.73	1.73	—		—	—	—	14.23	13.84	[6]	0.96	[7]	0.96	[7]	(0.05)[7]	194	6	[6]

Series II
12-31-2007	15.06	(0.02)[1]		(0.85)	(0.87)	—		(1.06)	—	(1.06)	13.13	(6.06)[2,3]		1.06	[4]	1.06		(0.15)	44	25
12-31-2006	15.03	(0.03)[1]		0.94	0.91	—		(0.88)	—	(0.88)	15.06	6.47	[2,3]	1.08	[4]	1.08		(0.22)	54	35
12-31-2005	14.21	(0.03)[1]		0.85	0.82	—		—	—	—	15.03	5.77		1.11		1.11		(0.21)	57	65
12-31-2004[33]	12.50	(0.02)[1]		1.73	1.71	—		—	—	—	14.21	13.68	[6]	1.16	[7]	1.16	[7]	(0.26)[7]	237	6	[6]

Series NAV
12-31-2007	15.16	0.02	[1]	(0.87)	(0.85)	—	[20]	(1.06)	—	(1.06)	13.25	(5.85)[2,3]		0.81	[4]	0.81		0.12	614	25
12-31-2006	15.09	—	[1,20]	0.95	0.95	—		(0.88)	—	(0.88)	15.16	6.73	[2,3]	0.83	[4]	0.83		0.03	479	35
12-31-2005[33]	13.71	—	[1,20]	1.38	1.38	—		—	—	—	15.09	10.07	[6]	0.85	[7]	0.85	[7]	(0.02)[7]	403	65

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Emerging Growth
Series I
12-31-2007	12.70	0.05 [1]	0.37	0.42	(0.01)	(3.48)	—	(3.49)	9.63	3.99	[2,3,17]	1.02	[4]	1.02		0.48	2	42
12-31-2006	17.72	(0.12)[1]	2.13	2.01	—	(7.03)	—	(7.03)	12.70	11.60	[2,3]	1.62	[4]	1.36		(0.85)	2	192
12-31-2005	16.46	(0.07)[1]	1.33	1.26	—	—	—	—	17.72	7.65		0.92		0.92		(0.42)	2	121
12-31-2004	15.75	(0.06)[1]	1.13	1.07	—	(0.36)	—	(0.36)	16.46	6.89	[2]	0.92		0.92		(0.43)	286	191
12-31-2003[34]	12.50	(0.09)[1]	3.95	3.86	(0.61)	—	—	(0.61)	15.75	30.84	[2,3,6]	2.54	[4,7]	1.35	[7]	(0.89)[7]	3	183	[6]

Series II
12-31-2007	12.55	0.02 [1]	0.37	0.39	—	(3.48)	—	(3.48)	9.46	3.74	[2,3,17]	1.22	[4]	1.22		0.13	9	42
12-31-2006	17.61	(0.14)[1]	2.11	1.97	—	(7.03)	—	(7.03)	12.55	11.38	[2,3]	1.59	[4]	1.53		(1.01)	13	192
12-31-2005	16.40	(0.12)[1]	1.33	1.21	—	—	—	—	17.61	7.38		1.24		1.24		(0.74)	9	121
12-31-2004	15.73	(0.11)[1]	1.14	1.03	—	(0.36)	—	(0.36)	16.40	6.64	[2]	1.20		1.20		(0.74)	15	191
12-31-2003[34]	12.50	(0.11)[1]	3.95	3.84	(0.61)	—	—	(0.61)	15.73	30.68	[2,3,6]	2.74	[4,7]	1.55	[7]	(1.08)[7]	6	183	[6]

Series NAV
12-31-2007	12.71	0.05 [1]	0.38	0.43	(0.02)	(3.48)	—	(3.50)	9.64	4.01	[2,3,17]	0.97	[4]	0.97		0.47	14	42
12-31-2006	17.73	(0.11)[1]	2.12	2.01	—	(7.03)	—	(7.03)	12.71	11.59	[2,3]	1.49	[4]	1.31		(0.81)	16	192
12-31-2005[34]	16.31	(0.05)[1]	1.47	1.42	—	—	—	—	17.73	8.71	[6]	0.95	[7]	0.95	[7]	(0.40)[7]	11	121

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Value
Series I
12-31-2007[35]	12.50	0.14	[1]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[2,6,3]	1.14	[7,4]	1.13	[7]	1.46	[7]	1	9	[6]

Series NAV
12-31-2007[35]	12.50	0.15	[1]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[2,6,3]	1.09	[7,4]	1.08	[7]	1.61	[7]	517	9	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Emerging Small Company
Series I
12-31-2007	29.42	(0.15)[1]	2.27	2.12	—	(7.04)	—	(7.04)	24.50	8.05	[2,3,17]	1.07	[4]	1.07		(0.54)	179		70
12-31-2006	30.20	(0.17)[1]	1.00	0.83	—	(1.61)	—	(1.61)	29.42	2.41	[2,3]	1.08	[4]	1.08		(0.57)	213		164
12-31-2005	28.75	(0.18)[1]	1.63	1.45	—	—	—	—	30.20	5.04		1.12		1.12		(0.63)	259		54
12-31-2004	25.78	(0.21)[1]	3.18	2.97	—	—	—	—	28.75	11.52		1.11		1.11		(0.76)	393		55
12-31-2003	18.45	(0.12)[1]	7.45	7.33	—	—	—	—	25.78	39.73		1.11		1.11		(0.58)	401		51

Series II
12-31-2007	29.17	(0.20)[1]	2.25	2.05	—	(7.04)	—	(7.04)	24.18	7.84	[2,3,17]	1.27	[4]	1.27		(0.74)	43		70
12-31-2006	30.02	(0.23)[1]	0.99	0.76	—	(1.61)	—	(1.61)	29.17	2.18	[2,3]	1.28	[4]	1.28		(0.77)	53		164
12-31-2005	28.63	(0.23)[1]	1.62	1.39	—	—	—	—	30.02	4.86		1.32		1.32		(0.83)	71		54
12-31-2004	25.72	(0.26)[1]	3.17	2.91	—	—	—	—	28.63	11.31		1.31		1.31		(0.98)	120		55
12-31-2003	18.44	(0.18)[1]	7.46	7.28	—	—	—	—	25.72	39.48		1.31		1.31		(0.82)	83		51

Series NAV
12-31-2007	29.46	(0.12)[1]	2.25	2.13	—	(7.04)	—	(7.04)	24.55	8.08	[2,3,17]	1.02	[4]	1.02		(0.44)	2		70
12-31-2006	30.23	(0.15)[1]	0.99	0.84	—	(1.61)	—	(1.61)	29.46	2.44	[2,3]	1.03	[4]	1.03		(0.50)	1		164
12-31-2005[21]	28.21	(0.15)[1]	2.17	2.02	—	—	—	—	30.23	7.16	[6]	1.03	[7]	1.03	[7]	(0.61)[7]	—	[19]	54

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Equity-Income
Series I
12-31-2007	18.52	0.32	[1]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[2,3,17]	0.89	[4]	0.86		1.73		694	25
12-31-2006	16.87	0.27	[1]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[2,3,8]	0.89	[4]	0.87		1.60		830	16
12-31-2005	17.04	0.25	[1]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[2,3]	0.91	[4]	0.89		1.53		846	48	[10]
12-31-2004	15.22	0.24	[1]	1.96	2.20	(0.20)	(0.18)	—	(0.38)	17.04	14.81	[2,3]	0.91	[4]	0.88		1.53		1,364	21
12-31-2003	12.62	0.23	[1]	2.85	3.08	(0.22)	(0.26)	—	(0.48)	15.22	25.57	[2,3]	0.92	[4]	0.89		1.73		1,277	15

Series II
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,3,17]	1.09	[4]	1.06		1.54		278	25
12-31-2006	16.81	0.24	[1]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[2,3,8]	1.09	[4]	1.07		1.40		320	16
12-31-2005	16.96	0.22	[1]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[2,3]	1.11	[4]	1.08		1.35		304	48	[10]
12-31-2004	15.17	0.21	[1]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[2,3]	1.11	[4]	1.08		1.38		573	21
12-31-2003	12.61	0.21	[1]	2.84	3.05	(0.23)	(0.26)	—	(0.49)	15.17	25.40	[2,3]	1.12	[4]	1.09		1.55		314	15

Series NAV
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,3,17]	0.84	[4]	0.81		1.79		1,431	25
12-31-2006	16.85	0.28	[1]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[2,3,8]	0.84	[4]	0.82		1.65		1,290	16
12-31-2005[21]	17.11	0.23	[1]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[2,3,6]	0.86	[4,7]	0.83	[7]	1.64	[7]	1,189	48	[10]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Financial Services
Series I
12-31-2007	18.78	0.13	[1]	(1.45)	(1.32)	(0.24)	(2.68)		—	(2.92)	14.54	(6.82)[2,3,17]		0.91	[4]	0.91		0.68		52	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.06)	—	[20]	—	(0.06)	18.78	23.12	[2,3,8]	0.91	[4]	0.91		0.58		80	12
12-31-2005	14.00	0.07	[1]	1.29	1.36	(0.05)	—		—	(0.05)	15.31	9.78	[2,3]	1.01	[4]	0.99		0.47		54	51	[10]
12-31-2004	12.73	0.05	[1]	1.27	1.32	(0.05)	—		—	(0.05)	14.00	10.38	[2]	1.01		1.01		0.36		53	12
12-31-2003	9.55	0.06	[1]	3.14	3.20	(0.02)	—		—	(0.02)	12.73	33.58	[2]	1.05		1.05		0.58		52	25

Series II
12-31-2007	18.67	0.09	[1]	(1.43)	(1.34)	(0.17)	(2.68)		—	(2.85)	14.48	(6.93)[2,3,17]		1.11	[4]	1.11		0.49		43	12
12-31-2006	15.24	0.06	[1]	3.40	3.46	(0.03)	—	[20]	—	(0.03)	18.67	22.77	[2,3,8]	1.11	[4]	1.11		0.38		62	12
12-31-2005	13.93	0.04	[1]	1.30	1.34	(0.03)	—		—	(0.03)	15.24	9.62	[2,3]	1.21	[4]	1.19		0.27		44	51	[10]
12-31-2004	12.69	0.02	[1]	1.26	1.28	(0.04)	—		—	(0.04)	13.93	10.09	[2]	1.21		1.21		0.17		43	12
12-31-2003	9.54	0.04	[1]	3.14	3.18	(0.03)	—		—	(0.03)	12.69	33.40	[2]	1.25		1.25		0.37		36	25

Series NAV
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)		—	(2.93)	14.53	(6.74)[2,3,17]		0.86	[4]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.07)	—	[20]	—	(0.07)	18.77	23.16	[2,3,8]	0.86	[4]	0.86		0.63		55	12
12-31-2005[18]	13.32	0.05	[1]	1.94	1.99	—	—		—	—	15.31	14.94	[3,6]	0.92	[4,7]	0.88	[7]	0.52	[7]	54	51	[10]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation
Series II
12-31-2007[22]	12.50	0.12	[1,23]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[6,2,3]	0.33	[4,7,24]	0.28	[7,24,25]	1.47	[7,23]	1,139	2	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Fundamental Value
Series I
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2,3]	0.85	[4]	0.85		1.13		177	8
12-31-2006	15.32	0.13	[1]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[2,3]	0.86	[4]	0.86		0.86		204	18
12-31-2005	14.14	0.12	[1]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[2,3]	0.92	[4]	0.90		0.84		202	36
12-31-2004	12.71	0.10	[1]	1.39	1.49	(0.06)	—	—	(0.06)	14.14	11.80	[2]	0.94		0.94		0.74		429	6
12-31-2003	9.82	0.08	[1]	2.84	2.92	(0.03)	—	—	(0.03)	12.71	29.83	[2]	0.97		0.97		0.78		355	12

Series II
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2,3]	1.05	[4]	1.05		0.92		445	8
12-31-2006	15.26	0.10	[1]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3,2]	1.06	[4]	1.06		0.66		391	18
12-31-2005	14.07	0.09	[1]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[2,3]	1.12	[4]	1.10		0.63		270	36
12-31-2004	12.68	0.07	[1]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[2]	1.14		1.14		0.56		386	6
12-31-2003	9.82	0.06	[1]	2.83	2.89	(0.03)	—	—	(0.03)	12.68	29.57	[2]	1.17		1.17		0.59		203	12

Series NAV
12-31-2007	16.78	0.20	[1]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[2,3]	0.80	[3]	0.80		1.18		789	8
12-31-2006	15.29	0.14	[1]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[2,3]	0.81	[4]	0.81		0.91		612	18
12-31-2005[21]	14.37	0.13	[1]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[2,3,6]	0.85	[4,7]	0.82	[7]	1.08	[7]	482	36

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Global
Series I
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,3,17]	0.97	[4]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[1]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[2,3]	1.01	[4]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[1]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[2,3]	1.05	[4]	1.00		1.43		344		24
12-31-2004	13.11	0.18	[1]	1.73	1.91	(0.23)	—	—	(0.23)	14.79	14.75	[2,3]	1.05	[4]	1.00		1.36		358		39
12-31-2003	10.39	0.10	[1]	2.72	2.82	(0.10)	—	—	(0.10)	13.11	27.46	[2]	1.05		1.05		0.93		363		149

Series II
12-31-2007	19.10	0.25	[1]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[2,3,17]	1.17	[4]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[1]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[2,3]	1.21	[4]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[1]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[2,3]	1.25	[4]	1.19		1.21		36		24
12-31-2004	13.07	0.16	[1]	1.72	1.88	(0.22)	—	—	(0.22)	14.73	14.53	[2,3]	1.25	[4]	1.20		1.21		28		39
12-31-2003	10.39	0.08	[1]	2.71	2.79	(0.11)	—	—	(0.11)	13.07	27.23	[2]	1.25		1.25		0.68		20		149

Series NAV
12-31-2007	19.20	0.21	[1]	0.04 [14]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[3,2,17]	0.92	[4]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[1]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[2,3]	0.96	[4]	0.96		1.56		2		27
12-31-2005[18]	14.36	0.11	[1]	1.70	1.81	—	—	—	—	16.17	12.60	[3,6]	0.97	[4,7]	0.91	[7]	0.99	[7]	—	[19]	24

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Global Allocation
Series I
12-31-2007	12.78	0.23	[1]	0.39	0.62	(0.84)	(1.34)	—	(2.18)	11.22	5.13	[3,2,17]	1.01	[4]	1.01		1.82		87		94
12-31-2006	11.38	0.21	[1]	1.31	1.52	(0.12)	—	—	(0.12)	12.78	13.50	[2,3]	1.02	[4]	1.02		1.77		94		90
12-31-2005	10.82	0.16	[1]	0.50	0.66	(0.10)	—	—	(0.10)	11.38	6.20	[2]	1.09		1.09		1.44		80		129
12-31-2004	9.70	0.14	[1]	1.08	1.22	(0.10)	—	—	(0.10)	10.82	12.73	[2]	1.10		1.10		1.38		110		76
12-31-2003	7.71	0.06	[1]	1.97	2.03	(0.04)	—	—	(0.04)	9.70	26.43	[2]	1.22		1.22		0.74		64		147

Series II
12-31-2007	12.71	0.20	[1]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[2,3,17]	1.21	[4]	1.21		1.62		228		94
12-31-2006	11.32	0.19	[1]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[2,3]	1.22	[4]	1.22		1.57		199		90
12-31-2005	10.78	0.13	[1]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[2]	1.29		1.29		1.21		113		129
12-31-2004	9.68	0.11	[1]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[2]	1.30		1.30		1.12		93		76
12-31-2003	7.70	0.04	[1]	1.99	2.03	(0.05)	—	—	(0.05)	9.68	26.47	[2]	1.42		1.42		0.49		19		147

Series NAV
12-31-2007	12.76	0.23	[1]	0.38	0.61	(0.85)	(1.34)	—	(2.19)	11.18	5.06	[3,2,17]	0.98	[4]	0.98		1.84		15		94
12-31-2006	11.37	0.22	[1]	1.31	1.53	(0.14)	—	—	(0.14)	12.76	13.58	[2,3]	0.97	[4]	0.97		1.80		2		90
12-31-2005[21]	10.87	0.16	[1]	0.46	0.62	(0.12)	—	—	(0.12)	11.37	5.81	[2,6]	0.94	[7]	0.94	[7]	1.92	[7]	—	[19]	129

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Bond
Series I
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2,3]	0.86	[4,36]	0.86	[36]	3.96		117	325	[13]
12-31-2006	14.37	0.53	[1]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[2,3,8]	0.85	[4,37]	0.85	[37]	3.61		115	204
12-31-2005	16.28	0.44	[1]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[2]		0.86		0.86		2.89		132	327	[10]
12-31-2004[38]	15.34	0.32	[1]	1.21	1.53	(0.59)	—	—	(0.59)	16.28	10.38	[2]	0.85		0.85		2.13		438	174
12-31-2003[38]	13.79	0.44	[1]	1.62	2.06	(0.51)	—	—	(0.51)	15.34	15.40	[2]	0.91		0.91		3.10		195	338

Series II
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2,3]	1.06	[4,36]	1.06	[36]	3.78		234	325	[13]
12-31-2006	14.34	0.50	[1]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[2,3,8]	1.05	[4,37]	1.05	[37]	3.44		200	204
12-31-2005	16.20	0.41	[1]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[2]		1.06		1.06		2.67		143	327	[10]
12-31-2004[38]	15.29	0.29	[1]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[2]	1.05		1.05		1.93		368	174
12-31-2003[38]	13.77	0.39	[1]	1.64	2.03	(0.51)	—	—	(0.51)	15.29	15.25	[2]	1.11		1.11		2.74		64	338

Series NAV
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2,3]	0.81	[4,36]	0.81	[36]	4.04		929	325	[13]
12-31-2006	14.34	0.54	[1]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[2,3,8]	0.80	[4,37]	0.80	[37]	3.69		733	204
12-31-2005[21]	16.11	0.40	[1]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[2,6]		0.80	[7]	0.80	[7]	3.16	[7]	520	327	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Real Estate
Series NAV
12-31-2007	15.26	0.21	[1]	(1.57)	(1.36)	(0.87)	(0.82)	(0.10)	(1.79)	12.11	(9.88)[3,2]		1.06	[4]	1.06		1.42		530	87
12-31-2006[39]	12.50	0.16	[1]	2.60	2.76	—	—	—	—	15.26	22.08	[3,6]	1.07	[4,7]	1.07	[7]	1.84	[7]	431	112	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Health Sciences
Series I
12-31-2007	15.71	(0.08)[1]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[3,2,17]	1.19	[4]	1.14		(0.52)[40]	143	50
12-31-2006	15.97	(0.12)[1]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[2,3]	1.19	[4]	1.16		(0.77)	133	52
12-31-2005	15.44	(0.13)[1]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[2,3]	1.22	[4]	1.19		(0.89)	132	67	[10]
12-31-2004	13.39	(0.12)[1]	2.17	2.05	—	—	—	—	15.44	15.31	[3]	1.21	[4]	1.18		(0.84)	121	48
12-31-2003	9.83	(0.10)[1]	3.66	3.56	—	—	—	—	13.39	36.22	[3]	1.23	[4]	1.21		(0.82)	101	44

Series II
12-31-2007	15.56	(0.11)[1]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[3,2,17]	1.39	[4]	1.34		(0.72)[40]	81	50
12-31-2006	15.86	(0.15)[1]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[2,3]	1.39	[4]	1.36		(0.97)	81	52
12-31-2005	15.37	(0.16)[1]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[2,3]	1.42	[4]	1.39		(1.09)	85	67	[10]
12-31-2004	13.36	(0.15)[1]	2.16	2.01	—	—	—	—	15.37	15.04	[3]	1.41	[4]	1.38		(1.04)	78	48
12-31-2003	9.83	(0.12)[1]	3.65	3.53	—	—	—	—	13.36	35.91	[3]	1.43	[4]	1.41		(1.04)	54	44

Series NAV
12-31-2007	15.72	(0.08)[1]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[3,2,17]	1.14	[4]	1.09		(0.48)[40]	34	50
12-31-2006	15.98	(0.11)[1]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[2,3]	1.14	[4]	1.11		(0.72)	30	52
12-31-2005[18]	12.99	(0.08)[1]	3.07	2.99	—	—	—	—	15.98	23.02	[6,3]	1.12	[4,7]	1.12	[7]	(0.81)[7]	29	67	[10]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
High Income
Series II
12-31-2007[41]	14.13	0.61	[1]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[2,3,6]	0.97	[4,7]	0.97	[7]	6.58	[7]	1	73

Series NAV
12-31-2007	14.24	0.90	[1]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[2,3]	0.72	[4]	0.72		6.41		436	73
12-31-2006[41]	12.50	0.60	[1]	1.14	1.74	—	—	—	—	14.24	13.92 [3,6]	0.74	[4,7]	0.74	[7]	6.87	[7]	347	81	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
High Yield
Series I
12-31-2007	10.66	0.82	[1]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[2,3]	0.75	[4]	0.75		7.86		110	75	[13]
12-31-2006	10.32	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[2,3,8]	0.76	[4]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[1]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[2]	0.78		0.78		7.41		179	92	[10]
12-31-2004	9.95	0.72	[1]	0.33	1.05	(0.49)	—	—	(0.49)	10.51	11.06	[2]	0.80		0.80		7.28		755	69
12-31-2003	8.50	0.69	[1]	1.28	1.97	(0.52)	—	—	(0.52)	9.95	24.15	[2]	0.82		0.82		7.56		621	75

Series II
12-31-2007	10.70	0.80	[1]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[2,3]	0.95	[4]	0.95		7.69		76	75	[13]
12-31-2006	10.35	0.75	[1]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[2,3,8]	0.96	[4]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[1]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[2]	0.98		0.98		7.13		109	92	[10]
12-31-2004	9.91	0.69	[1]	0.34	1.03	(0.49)	—	—	(0.49)	10.45	10.85	[2]	1.00		1.00		6.99		691	69
12-31-2003	8.49	0.68	[1]	1.27	1.95	(0.53)	—	—	(0.53)	9.91	23.91	[2]	1.02		1.02		7.38		296	75

Series NAV
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[2,3]	0.70	[4]	0.70		8.07		1,900	75	[13]
12-31-2006	10.29	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[2,3,8]	0.71	[4]	0.71		7.57		1,526	90
12-31-2005[21]	10.63	0.64	[1]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[2,6]	0.72	[7]	0.72	[7]	7.58	[7]	1,349	92	[10]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Income
Series NAV
12-31-2007[42]	12.50	0.45	[1]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[2,3,6]	0.86	[4,7]	0.86	[7]	5.38	[7]	380	129	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Income and Value
Series I
12-31-2007	12.11	0.25	[1]	(0.12)	0.13	(0.50)	(0.88)	—	(1.38)	10.86	1.11	[2,3,17]	0.91	[4]	0.91		2.02		399	56	[13]
12-31-2006	11.37	0.23	[1]	0.74	0.97	(0.23)	—	—	(0.23)	12.11	8.66	[2,3]	0.91	[4]	0.91		1.94		483	62
12-31-2005	10.99	0.18	[1]	0.38	0.56	(0.18)	—	—	(0.18)	11.37	5.22	[2]	0.90		0.90		1.70		525	54
12-31-2004	10.35	0.16	[1]	0.62	0.78	(0.14)	—	—	(0.14)	10.99	7.64	[2]	0.88	[43]	0.88	[43]	1.53		629	83	[10]
12-31-2003	8.36	0.13	[1]	2.04	2.17	(0.18)	—	—	(0.18)	10.35	26.48	[2]	0.87		0.87		1.45		522	91

Series II
12-31-2007	12.03	0.22	[1]	(0.12)	0.10	(0.45)	(0.88)	—	(1.33)	10.80	0.91	[2,3,17]	1.11	[4]	1.11		1.82		88	56	[13]
12-31-2006	11.30	0.20	[1]	0.74	0.94	(0.21)	—	—	(0.21)	12.03	8.42	[2,3]	1.11	[4]	1.11		1.74		102	62
12-31-2005	10.93	0.16	[1]	0.37	0.53	(0.16)	—	—	(0.16)	11.30	4.98	[2]	1.10		1.10		1.50		110	54
12-31-2004	10.31	0.14	[1]	0.62	0.76	(0.14)	—	—	(0.14)	10.93	7.42	[2]	1.08	[43]	1.08	[43]	1.32		126	83	[10]
12-31-2003	8.35	0.11	[1]	2.04	2.15	(0.19)	—	—	(0.19)	10.31	26.29	[2]	1.07		1.07		1.19		81	91

Series NAV
12-31-2007	12.12	0.25	[1]	(0.12)	0.13	(0.51)	(0.88)	—	(1.39)	10.86	1.12	[2,3,17]	0.86	[4]	0.86		2.07		2	56	[13]
12-31-2006	11.37	0.23	[1]	0.75	0.98	(0.23)	—	—	(0.23)	12.12	8.78	[2,3]	0.86	[4]	0.86		2.00		2	62
12-31-2005[18]	10.44	0.13	[1]	0.80	0.93	—	—	—	—	11.37	8.91	[6]	0.87	[7]	0.87	[7]	1.70	[7]	1	54

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Index Allocation
Series II
12-31-2007	13.37	0.45	[1,23]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[2,3]	0.33	[44,4]	0.27	[44,45]	3.23	[23]	337	2
12-31-2006[46]	12.50	0.28	[1,23]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[2,3,6]	0.39	[44,7,4]	0.27	[44,7]	2.41	[23,7]	109	3	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Core
Series I
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,17,3]	1.07	[4]	1.07		2.07		129	39
12-31-2006	12.78	0.28	[1]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[2,3]	1.04	[4]	1.04		2.01		141	39
12-31-2005	11.11	0.12	[1]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[2]	1.19		1.19		1.03		134	147
12-31-2004	9.69	0.12	[1]	1.38	1.50	(0.08)	—	—	(0.08)	11.11	15.59	[2]	1.16		1.16		1.18		366	76
12-31-2003	7.48	0.08	[1]	2.17	2.25	(0.04)	—	—	(0.04)	9.69	30.27	[2]	1.17		1.17		1.07		289	159

Series II
12-31-2007	15.21	0.29	[1]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[2,3,17]	1.27	[4]	1.27		1.85		53	39
12-31-2006	12.82	0.24	[1]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[2,3]	1.24	[4]	1.24		1.76		46	39
12-31-2005	11.08	0.01	[1]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36		0.05		33	147
12-31-2004	9.68	0.10	[1]	1.38	1.48	(0.08)	—	—	(0.08)	11.08	15.35	[2]	1.36		1.36		0.99		253	76
12-31-2003	7.48	0.05	[1]	2.20	2.25	(0.05)	—	—	(0.05)	9.68	30.26	[2]	1.37		1.37		0.65		100	159

Series NAV
12-31-2007	15.14	0.32	[1]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[2,17,3]	1.02	[4]	1.02		2.06		1,487	39
12-31-2006	12.76	0.27	[1]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[3,2]	0.99	[4]	0.99		1.95		1,160	39
12-31-2005[21]	11.44	0.17	[1]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[2,6]	1.19	[7]	1.19	[7]	1.72	[7]	702	147

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset				of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
International Equity Index A
Series I
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[47]	15.37	[2,3,47]	0.61	[4]	0.60		2.23		300	14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[3,2]	0.60	[4]	0.60		2.24		239	9
12-31-2005[48,49]	14.42	0.19	[1]	2.48	2.67	—	—	—	—	17.09		18.52	[3,6]	0.79	[4,7]	0.64	[7]	1.78	[7]	121	7	[6]
4-29-2005[49,50]	16.33	0.14	[1]	(0.46)	(0.32)	(0.15)	(1.44)	—	(1.59)	14.42		(1.97)[6]		0.64	[7]	0.64	[7]	2.71	[7]	90	9	[6]
12-31-2004[51,11]	13.89	0.13		2.41	2.54	(0.10)	—	—	(0.10)	16.33		18.45	[6,2]	0.72	[7]	0.72	[7]	1.40	[7]	77	20	[6,10]

Series II
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[47]	15.11	[2,3,47]	0.81	[4]	0.80		2.04		35	14
12-31-2006	17.06	0.40	[1]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[3,2]	0.80	[4]	0.80		2.11		44	9
12-31-2005[48,49]	14.41	0.17	[1]	2.48	2.65	—	—	—	—	17.06		18.39	[3,6]	0.98	[4,7]	0.84	[7]	1.59	[7]	34	7	[6]
4-29-2005[49,50]	16.31	0.13	[1]	(0.46)	(0.33)	(0.13)	(1.44)	—	(1.57)	14.41		(2.03)[6]		0.84	[7]	0.84	[7]	2.46	[7]	27	9	[6]
12-31-2004[51,11]	13.89	0.12		2.40	2.52	(0.10)	—	—	(0.10)	16.31		18.29	[6,2]	0.91	[7]	0.91	[7]	1.04	[7]	26	20	[6,10]

Series NAV
12-31-2007	21.16	0.51	[1]	2.66	3.17	(0.91)	(1.07)	—	(1.98)	22.35	[47]	15.43	[2,3,47]	0.56	[4]	0.55		2.24		51	14
12-31-2006[51]	17.95	0.32	[1]	3.20	3.52	(0.16)	(0.15)	—	(0.31)	21.16		19.83	[3,6,2]	0.55	[4,7]	0.55	[7]	1.84	[7]	16	9	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Equity Index B
Series NAV
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2,3]	0.57	[4]	0.34	2.51	550	9
12-31-2006	16.99	0.47	[1]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28	27.41	[2,3,52]	0.57	[4]	0.34	2.48	425	20
12-31-2005[53]	16.25	0.33	[1]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99	16.56	[2,3]	0.61	[4]	0.34	2.56	418	9
12-31-2004[11]	13.82	0.31		2.44	2.75	(0.32)	—	—	(0.32)	16.25	20.24	[2,3]	0.38	[4]	0.30	2.13	200	20
12-31-2003[11,12]	10.05	0.24		3.91	4.15	(0.34)	—	(0.04)	(0.38)	13.82	41.99	[2,3]	0.42	[4]	0.27	2.13	159	38

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
International Opportunities
Series I
12-31-2007	18.15	0.23	[1]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2,3]	1.04	[4]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[1]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[2,3]	1.07	[4]	1.07		0.74		6		102
12-31-2005[32]	12.50	0.02	[1]	3.01	3.03	—	—	—	—	15.53	24.24	[6]	1.19	[7]	1.19	[7]	0.22	[7]	—	[19]	101	[6]

Series II
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2,3]	1.24	[4]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[1]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[2,3]	1.25	[4]	1.25		0.43		44		102
12-31-2005[32]	12.50	0.03	[1]	2.98	3.01	—	—	—	—	15.51	24.08	[6]	1.42	[7]	1.42	[7]	0.25	[7]	13		101	[6]

Series NAV
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[2,3]	0.99	[4]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[1]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[2,3]	1.00	[4]	1.00		0.66		666		102
12-31-2005[32]	12.50	0.14	[1]	2.90	3.04	—	—	—	—	15.54	24.32	[6]	1.11	[7]	1.11	[7]	1.48	[7]	332		101	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Small Cap
Series I
12-31-2007	24.30	0.27	[1]	2.10	2.37	(0.71)	(7.17)	—	(7.88)	18.79	10.18	[2,3,17]	1.17	[4]	1.17		1.13		144	24
12-31-2006	19.29	0.31	[1]	4.93	5.24	(0.23)	—	—	(0.23)	24.30	27.34	[2,3]	1.16	[4]	1.16		1.45		156	41
12-31-2005	17.63	0.23	[1]	1.59	1.82	(0.16)	—	—	(0.16)	19.29	10.39	[2]	1.22		1.22		1.31		139	47
12-31-2004	14.56	0.22	[1]	2.87	3.09	(0.02)	—	—	(0.02)	17.63	21.23	[2]	1.24		1.24		1.44		309	32
12-31-2003	9.41	0.08	[1]	5.07	5.15	—	—	—	—	14.56	54.73		1.32		1.32		0.66		246	140

Series II
12-31-2007	24.35	0.21	[1]	2.11	2.32	(0.63)	(7.17)	—	(7.80)	18.87	9.90	[2,3,17]	1.37	[4]	1.37		0.90		71	24
12-31-2006	19.31	0.27	[1]	4.97	5.24	(0.20)	—	—	(0.20)	24.35	27.29	[2,3]	1.36	[4]	1.36		1.28		59	41
12-31-2005	17.58	0.15	[1]	1.62	1.77	(0.04)	—	—	(0.04)	19.31	10.10	[2]	1.41		1.41		0.83		47	47
12-31-2004	14.54	0.17	[1]	2.89	3.06	(0.02)	—	—	(0.02)	17.58	21.03	[2]	1.44		1.44		1.10		187	32
12-31-2003	9.41	0.05	[1]	5.08	5.13	—	—	—	—	14.54	54.42		1.52		1.52		0.41		74	140

Series NAV
12-31-2007	24.26	0.28	[1]	2.09	2.37	(0.73)	(7.17)	—	(7.90)	18.73	10.20	[2,3,17]	1.12	[4]	1.12		1.18		403	24
12-31-2006	19.25	0.30	[1]	4.95	5.25	(0.24)	—	—	(0.24)	24.26	27.46	[2,3]	1.11	[4]	1.11		1.38		413	41
12-31-2005[21]	18.52	0.23	[1]	0.70	0.93	(0.20)	—	—	(0.20)	19.25	5.11	[2,6]	1.16	[7]	1.16	[7]	1.52	[7]	381	47

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Small Company
Series NAV
12-31-2007	13.24	0.15	[1]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[2,3]	1.11	[4]	1.10		1.08		227	29
12-31-2006[39]	12.50	0.08	[1]	0.66	0.74	—	—	—	—	13.24	5.92	[3,6]	1.12	[4,7]	1.12	[7]	0.96	[7]	235	51	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Value
Series I
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,3,17]	1.02	[4]	1.00		2.32		387	24
12-31-2006	15.99	0.46	[1]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[2,3]	0.98	[4]	0.97		2.67		453	38
12-31-2005	14.80	0.33	[1]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[2,3]	1.06	[4]	1.02		2.23		404	76	[10]
12-31-2004	12.33	0.21	[1]	2.42	2.63	(0.16)	—	—	(0.16)	14.80	21.54	[2,3]	1.07	[4]	1.00		1.64		462	29
12-31-2003	8.60	0.21	[1]	3.60	3.81	(0.08)	—	—	(0.08)	12.33	44.86	[2,3]	1.13	[4]	1.12		2.18		267	51

Series II
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,2,17]	1.22	[4]	1.20		2.12		259	24
12-31-2006	15.94	0.42	[1]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,2]	1.18	[4]	1.17		2.46		252	38
12-31-2005	14.74	0.27	[1]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,2]	1.26	[4]	1.22		1.80		213	76	[10]
12-31-2004	12.29	0.19	[1]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[3,2]	1.27	[4]	1.20		1.50		371	29
12-31-2003	8.60	0.18	[1]	3.60	3.78	(0.09)	—	—	(0.09)	12.29	44.52	[3,2]	1.33	[4]	1.32		1.78		138	51

Series NAV
12-31-2007	19.31	0.43	[1]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[2,3,17]	0.97	[4]	0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[1]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[2,3]	0.93	[4]	0.92		2.67		921	38
12-31-2005[21]	15.29	0.34	[1]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[2,6,3]	1.01	[4,7]	0.97	[7]	2.65	[7]	682	76	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Investment Quality Bond
Series I
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2,3]	0.71	[4]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[1]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[3,2]	0.72	[4]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[1]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[2]	0.74		0.74		5.08		227	30
12-31-2004	12.58	0.61	[1]	(0.03)	0.58	(0.75)	—	—	(0.75)	12.41	4.81	[2]	0.74		0.74		4.94		362	23
12-31-2003	12.33	0.61	[1]	0.26	0.87	(0.62)	—	—	(0.62)	12.58	7.32	[2]	0.75		0.75		4.93		399	59

Series II
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3,2]	0.91	[4]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[1]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[2,3]	0.92	[4]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[1]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[2]	0.94		0.94		4.90		90	30
12-31-2004	12.55	0.57	[1]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[2]	0.94		0.94		4.67		110	23
12-31-2003	12.32	0.57	[1]	0.29	0.86	(0.63)	—	—	(0.63)	12.55	7.24	[2]	0.95		0.95		4.64		85	59

Series NAV
12-31-2007	11.65	0.59	[1]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[3,2]	0.66	[4]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[1]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[2,3]	0.67	[4]	0.67		4.82		96	28
12-31-2005[21]	12.45	0.52	[1]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[2,6]	0.67	[7]	0.67	[7]	5.14	[7]	59	30

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Large Cap
Series I
12-31-2007	15.74	0.17	[1]	0.05	[14]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[2,3,17]	0.80	[4]	0.79		1.08		295		43	[10]
12-31-2006	14.13	0.16	[1]	1.82		1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[3,2]	0.85	[4]	0.85		1.14		1		31
12-31-2005[32]	12.50	0.05	[1]	1.58		1.63	—	—	—	—	14.13	13.04	[6]	1.15	[7]	1.15	[7]	0.58	[7]	—	[19]	46	[6]

Series II
12-31-2007	15.66	0.14	[1]	0.06	[14]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[2,3,17]	1.00	[4]	1.00		0.88		20		43	[10]
12-31-2006	14.09	0.12	[1]	1.83		1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[3,2]	1.08	[4]	1.08		0.80		2		31
12-31-2005[32]	12.50	0.05	[1]	1.54		1.59	—	—	—	—	14.09	12.72	[6]	1.11	[7]	1.11	[7]	0.53	[7]	1		46	[6]

Series NAV
12-31-2007	15.70	0.17	[1]	0.07	[14]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[2,3,17]	0.78	[4]	0.77		1.09		370		43	[10]
12-31-2006	14.12	0.15	[1]	1.83		1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[3,2]	0.83	[4]	0.83		1.03		209		31
12-31-2005[32]	12.50	0.07	[1]	1.55		1.62	—	—	—	—	14.12	12.96	[6]	0.94	[7]	0.94	[7]	0.75	[7]	125		46	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Large Cap Value
Series I
12-31-2007	23.07	0.21	[1]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[2,3,17]	0.90	[4]	0.90		0.87	75	67
12-31-2006	21.70	0.20	[1]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[2,3]	0.96	[4]	0.96		0.90	87	61	[10]
12-31-2005	18.79	0.10	[1]	2.81	2.91	—	—	—	—	21.70	15.49		0.97		0.97		0.50	10	105
12-31-2004	15.66	0.20	[1]	3.19	3.39	(0.12)	(0.14)	—	(0.26)	18.79	21.80	[2]	1.03		1.03		1.22	71	109
12-31-2003[34]	12.50	—	[1,20]	3.46	3.46	(0.30)	—	—	(0.30)	15.66	27.65	[2,3,6]	2.86	[4,7]	1.40	[7]	(0.02)[7]	6	105	[6]

Series II
12-31-2007	22.96	0.16	[1]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[2,3,17]	1.10	[4]	1.10		0.68	48	67
12-31-2006	21.60	0.11	[1]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[2,3]	1.14	[4]	1.14		0.52	63	61	[10]
12-31-2005	18.74	0.08	[1]	2.78	2.86	—	—	—	—	21.60	15.26		1.18		1.18		0.39	90	105
12-31-2004	15.64	0.17	[1]	3.18	3.35	(0.11)	(0.14)	—	(0.25)	18.74	21.53	[2]	1.23		1.23		1.00	102	109
12-31-2003[34]	12.50	(0.03)[1]		3.47	3.44	(0.30)	—	—	(0.30)	15.64	27.49	[2,3,6]	3.06	[4,7]	1.60	[7]	(0.27)[7]	8	105	[6]

Series NAV
12-31-2007	23.09	0.22	[1]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[2,3,17]	0.85	[4]	0.85		0.93	506	67
12-31-2006	21.71	0.19	[1]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[2,3]	0.89	[4]	0.89		0.86	386	61	[10]
12-31-2005[34]	19.80	0.10	[1]	1.81	1.91	—	—	—	—	21.71	9.65	[2,6]	0.91	[7]	0.91	[7]	0.56 [7]	146	105

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive
Series I
12-31-2007	11.27	0.16	[23,1]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[2]	0.11	[44]	0.11	[44,54]	1.39	[23]	217	44
12-31-2006	13.46	0.06	[1,23]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[2]	0.11	[44]	0.11	[44]	0.52	[23]	251	32
12-31-2005	12.59	0.06	[1,23]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[2]	0.12	[44]	0.12	[44]	0.51	[23]	210	112
12-31-2004	10.93	0.04	[23]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[2]	0.07	[44]	0.07	[44]	0.31	[23]	486	57
12-31-2003	8.14	0.02	[23]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[2,3]	0.08	[44,4]	0.07	[44]	0.23	[23]	328	53

Series II
12-31-2007	11.22	0.14	[23,1]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[2]	0.31	[44],	0.31	[44,54]	1.23	[23]	332	44
12-31-2006	13.44	0.04	[1,23]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[2]	0.31	[44]	0.31	[44]	0.32	[23]	367	32
12-31-2005	12.59	0.03	[1,23]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[2]	0.29	[44]	0.29	[44]	0.26	[23]	331	112
12-31-2004	10.93	0.04	[23]	1.70	1.74	(0.04)	(0.04)	—	(0.08)	12.59	16.06	[2]	0.07	[44]	0.07	[44]	0.30	[23]	294	57
12-31-2003	8.14	0.02	[23]	2.81	2.83	(0.02)	—	(0.02)	(0.04)	10.93	34.91	[2,3]	0.08	[44,4]	0.07	[44]	0.11	[23]	158	53

Series NAV
12-31-2007	11.28	0.19	[23,1]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[2]	0.06	[44]	0.06	[44,54]	1.66	[23]	45	44
12-31-2006	13.47	0.03	[1,23]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[2]	0.06	[44]	0.06	[44]	0.29	[23]	19	32
12-31-2005[18]	11.61	(0.01)[1,23]		1.87	1.86	— [20]	— [20]	—	— [20]	13.47	16.03	[2,6]	0.07	[44,7]	0.07	[44,7]	(0.06)[23,7]		2	112

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced
Series I
12-31-2007	13.84	0.60	[23,1]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[2]	0.11	[44]	0.11	[44,55]	4.28	[23]	1,065	13
12-31-2006	13.91	0.26	[1,23]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[2]	0.10	[44]	0.10	[44]	1.96	[23]	1,132	19
12-31-2005	13.79	0.27	[1,23]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[2]	0.12	[44]	0.12	[44]	2.08	[23]	1,031	99
12-31-2004	12.43	0.24	[23]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[2]	0.07	[44]	0.07	[44]	1.75	[23]	1,846	51
12-31-2003	10.30	0.19	[23]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2]	0.07	[44]	0.07	[44]	1.59	[23]	1,331	55

Series II
12-31-2007	13.79	0.60	[23,1]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[2]	0.31	[44]	0.31	[44,55]	4.30	[23]	9,496	13
12-31-2006	13.89	0.21	[1,23]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[2]	0.30	[44]	0.30	[44]	1.60	[23]	7,318	19
12-31-2005	13.78	0.18	[1,23]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[2]	0.30	[44]	0.30	[44]	1.34	[23]	4,538	99
12-31-2004	12.43	0.24	[23]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[2]	0.07	[44]	0.07	[44]	1.39	[23]	2,101	51
12-31-2003	10.30	0.19	[23]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2,3]	0.07	[4,44]	0.07	[44]	1.11	[23]	740	55

Series NAV
12-31-2007	13.86	0.65	[23,1]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[2]	0.06	[44]	0.06	[44,55]	4.67	[23]	103	13
12-31-2006	13.92	0.21	[1,23]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[2]	0.05	[44]	0.05	[44]	1.61	[23]	52	19
12-31-2005[18]	12.67	—	[1,23,20]	1.26	1.26	— [20]	(0.01)	—	(0.01)	13.92	9.94	[6,2]	0.06	[7,44]	0.06	[7,44]	(0.03)[23,7]		12	99

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative
Series I
12-31-2007	13.43	0.91	[23,1]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[2]	0.11	[44]	0.11	[44,56]	6.84	[23]	182	27
12-31-2006	13.42	0.39	[1,23]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[2]	0.11	[44]	0.11	[44]	3.00	[23]	171	34
12-31-2005	14.20	0.42	[1,23]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[2]	0.12	[44]	0.12	[44]	3.16	[23]	182	104
12-31-2004	13.64	0.42	[23]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[2]	0.07	[44]	0.07	[44]	2.80	[23]	373	44
12-31-2003	12.72	0.38	[23]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.47	[2,3]	0.08	[4,44]	0.07	[44]	2.89	[23]	299	40

Series II
12-31-2007	13.37	0.91	[23,1]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[2]	0.31	[44]	0.31	[44,56]	6.85	[23]	738	27
12-31-2006	13.40	0.35	[1,23]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[2]	0.31	[44]	0.31	[44]	2.71	[23]	524	34
12-31-2005	14.19	0.32	[1,23]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[2]	0.30	[44]	0.30	[44]	2.39	[23]	422	104
12-31-2004	13.64	0.42	[23]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[2]	0.07	[44]	0.07	[44]	2.50	[23]	286	44
12-31-2003	12.72	0.38	[23]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.46	[2,3]	0.08	[4,44]	0.07	[44]	2.21	[23]	154	40

Series NAV
12-31-2007	13.45	1.02	[23,1]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[2]	0.06	[44]	0.06	[44,56]	7.60	[23]	5	27
12-31-2006	13.44	0.29	[23,1]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[2]	0.06	[44]	0.06	[44]	2.22	[23]	3	34
12-31-2005[21]	12.99	(0.01)[23,1]		0.46	0.45	—	—	—	—	13.44	3.46	[6]	0.06	[7,44]	0.06	[7,44]	(0.06)[23,7]		1	104

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth
Series I
12-31-2007	13.94	0.40	[23,1]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[2]	0.11	[44]	0.11	[44,55]	2.84	[23]	946	17
12-31-2006	14.06	0.18	[1,23]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[2]	0.10	[44]	0.10	[44]	1.31	[23]	1,030	22
12-31-2005	13.40	0.17	[1,23]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[2]	0.12	[44]	0.12	[44]	1.30	[23]	901	111
12-31-2004	11.86	0.13	[23]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[2]	0.07	[44]	0.07	[44]	0.98	[23]	1,730	48
12-31-2003	9.28	0.09	[23]	2.61	2.70	(0.09)	(0.01)	(0.02)	(0.12)	11.86	29.55	[2]	0.07	[44]	0.07	[44]	0.84	[23]	1,224	55

Series II
12-31-2007	13.88	0.40	[23,1]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[2]	0.31	[44]	0.31	[44,55]	2.82	[23]	13,018	17
12-31-2006	14.03	0.13	[1,23]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[2]	0.30	[44]	0.30	[44]	0.96	[23]	9,552	22
12-31-2005	13.39	0.10	[1,23]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[2]	0.30	[44]	0.30	[44]	0.74	[23]	4,881	111
12-31-2004	11.85	0.13	[23]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[2]	0.07	[44]	0.07	[44]	0.75	[23]	2,117	48
12-31-2003	9.28	0.09	[23]	2.60	2.69	(0.09)	(0.01)	(0.02)	(0.12)	11.85	29.44	[2]	0.07	[44]	0.07	[44]	0.53	[23]	652	55

Series NAV
12-31-2007	13.96	0.45	[23,1]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[2]	0.06	[44]	0.06	[44,55]	3.22	[23]	234	17
12-31-2006	14.07	0.14	[1,23]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[2]	0.05	[44]	0.05	[44]	1.03	[23]	115	22
12-31-2005[18]	12.46	—	[1,23,20]	1.63	1.63	— [20]	(0.02)	—	(0.02)	14.07	13.08	[6,2]	0.06	[7,44]	0.06	[7,44]	(0.03)[23,7]		23	111

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
															Ratio
															of net
											Ratio		Ratio		investment
	Net asset	Net		Net realized					Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Lifestyle Moderate
Series I
12-31-2007	13.37	0.74	[23,1]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[2]	0.11	[44]	0.11	[44,54]	5.54	[23]	333	13
12-31-2006	13.35	0.30	[23,1]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[2]	0.11	[44]	0.11	[44]	2.33	[23]	349	19
12-31-2005	13.80	0.33	[23,1]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[2]	0.12	[44]	0.12	[44]	2.51	[23]	327	101
12-31-2004	12.79	0.31	[23]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[44]	0.07	[44]	2.26	[23]	582	55
12-31-2003	11.22	0.27	[23]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[44]	0.07	[44]	2.15	[23]	462	46

Series II
12-31-2007	13.32	0.74	[23,1]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[2]	0.31	[44]	0.31	[44,54]	5.56	[23]	2,042	13
12-31-2006	13.33	0.26	[23,1]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[2]	0.31	[44]	0.31	[44]	2.02	[23]	1,560	19
12-31-2005	13.80	0.24	[23,1]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[2]	0.30	[44]	0.30	[44]	1.80	[23]	1,108	101
12-31-2004	12.79	0.31	[23]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[44]	0.07	[44]	1.90	[23]	631	55
12-31-2003	11.22	0.27	[23]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[44]	0.07	[44]	1.58	[23]	286	46

Series NAV
12-31-2007	13.38	0.84	[23,1]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[2]	0.06	[44]	0.06	[44,54]	6.30	[23]	13	13
12-31-2006	13.35	0.24	[23,1]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[2]	0.06	[44]	0.06	[44]	1.88	[23]	5	19
12-31-2005[18]	12.59	(0.01)[23,1]		0.77	0.76	—	—	—	—	13.35	6.04	[6]	0.06	[44,7]	0.06	[44,7]	(0.06)[23,7]		2	101

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Managed (6768-6720)
Series NAV
12-31-2007	13.42	0.38	[1]	(0.12)	0.26	(0.73)	(0.27)	—	(1.00)	12.68	1.95	[2,3]	0.71	[4]	0.71	2.83	1,405	75
12-31-2006	13.59	0.32	[1]	0.62	0.94	(0.20)	(0.91)	—	(1.11)	13.42	7.48	[2,3]	0.72	[4]	0.72	2.43	1,623	74
12-31-2005[57]	13.58	0.26	[1]	0.11	0.37	(0.08)	(0.28)	—	(0.36)	13.59	2.71	[2]	0.77		0.77	1.88	1,901	255
12-31-2004[11]	12.80	0.23		0.80	1.03	(0.25)	—	—	(0.25)	13.58	8.18	[2]	0.77		0.77	1.87	2,079	234
12-31-2003[11,12]	11.15	0.21		1.89	2.10	(0.39)	—	(0.06)	(0.45)	12.80	19.00	[2]	0.74		0.74	1.75	2,071	216

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset				of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,				expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period		Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Index
Series I
12-31-2007	18.84	0.20	[1,40]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[58]	7.57	[2,3,58]	0.55	[4]	0.54		0.99	[40]	397	29
12-31-2006	18.05	0.20	[1]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[2,3]	0.57	[4]	0.57		1.09		377	15	[10]
12-31-2005	16.78	0.16	[1]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[2]	0.57		0.57		0.95		220	19
12-31-2004	14.56	0.09	[1]	2.21	2.30	(0.06)	(0.02)	—	(0.08)	16.78		15.83	[2]	0.57		0.57		0.63		187	16
12-31-2003	10.82	0.08	[1]	3.66	3.74	—	—	—	—	14.56		34.57		0.58		0.58		0.62		145	8

Series II
12-31-2007	18.75	0.15	[1,40]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[58]	7.39	[2,3,58]	0.75	[4]	0.74		0.73	[40]	103	29
12-31-2006	17.98	0.16	[1]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[2,3]	0.77	[4]	0.77		0.86		81	15	[10]
12-31-2005	16.72	0.13	[1]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[2]	0.77		0.77		0.74		63	19
12-31-2004	14.52	0.06	[1]	2.21	2.27	(0.05)	(0.02)	—	(0.07)	16.72		15.65	[2]	0.77		0.77		0.43		59	16
12-31-2003	10.81	0.05	[1]	3.66	3.71	—	—	—	—	14.52		34.32		0.78		0.78		0.42		43	8

Series NAV
12-31-2007	18.85	0.22	[1,40]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[58]	7.61	[2,3,58]	0.50	[4]	0.49		1.08	[40]	430	29
12-31-2006	18.06	0.22	[1]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[2,3]	0.52	[4]	0.52		1.21		603	15	[10]
12-31-2005[18]	15.40	0.12	[1]	2.54	2.66	—	—	—	—	18.06		17.27	[6]	0.54	[7]	0.54	[7]	1.01	[7]	74	19

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net		From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment		realized	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income		gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Mid Cap Intersection
Series I
12-31-2007[59]	12.50	—	[1]	(0.86)	(0.86)	—		—	—	—	11.64	(6.88)[3]	0.98	[7,4]	0.98	[7]	—	[7]	—	[19]	87	[6]

Series II
12-31-2007[59]	12.50	(0.02)[1]		(0.86)	(0.88)	—		—	—	—	11.62	(7.04)[3]	1.18	[7,4]	1.18	[7]	(0.24)[7]		2		87	[6]

Series NAV
12-31-2007[59]	12.50	—	[1]	(0.86)	(0.86)	—	[20]	—	—	—	11.64	(6.87)[2,3]	0.93	[7,4]	0.93	[7]	0.04	[7]	304		87	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net	Net realized							Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net		From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment		realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income		gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Mid Cap Stock
Series I
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—		(4.59)	—	(4.59)	15.98	23.57	[2,3,17]	0.94	[4]	0.93		(0.20)	355	133
12-31-2006	15.57	— [1,20]	2.07	2.07	—		(0.67)	—	(0.67)	16.97	13.55	[2,3,8]	0.93	[4]	0.93		— [60]	361	123
12-31-2005	14.13	(0.04)[1]	1.99	1.95	—		(0.51)	—	(0.51)	15.57	14.57	[2]	0.97		0.97		(0.31)	383	196	[10]
12-31-2004	11.87	(0.05)[1]	2.31	2.26	—		—	—	—	14.13	19.04		0.96		0.96		(0.43)	349	128
12-31-2003	8.34	(0.05)[1]	3.58	3.53	—		—	—	—	11.87	42.33		0.99		0.99		(0.55)	260	132

Series II
12-31-2007	16.82	(0.07)[1]	3.60	3.53	—		(4.59)	—	(4.59)	15.76	23.35	[2,3,17]	1.14	[4]	1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[1]	2.05	2.02	—		(0.67)	—	(0.67)	16.82	13.31	[2,3,8]	1.13	[4]	1.13		(0.18)	183	123
12-31-2005	14.06	(0.07)[1]	1.99	1.92	—		(0.51)	—	(0.51)	15.47	14.42	[2]	1.17		1.17		(0.52)	178	196	[10]
12-31-2004	11.84	(0.07)[1]	2.29	2.22	—		—	—	—	14.06	18.75		1.16		1.16		(0.58)	226	128
12-31-2003	8.34	(0.08)[1]	3.58	3.50	—		—	—	—	11.84	41.97		1.19		1.19		(0.75)	116	132

Series NAV
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[20]	(4.59)	—	(4.59)	16.03	23.59	[2,3,17]	0.89	[4]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02 [1]	2.07	2.09	—		(0.67)	—	(0.67)	17.01	13.66	[2,3,8]	0.88	[4]	0.88		0.09	473	123
12-31-2005[21]	13.50	(0.02)[1]	2.62	2.60	—		(0.51)	—	(0.51)	15.59	20.07	[2,6]	0.91	[7]	0.91	[7]	(0.21)[7]	399	196	[10]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Value
Series I
12-31-2007	17.56	0.10	[1]	0.17	[14]	0.27	(0.19)	(4.81)	—	(5.00)	12.83	0.70	[2,3,17]	0.95	[4]	0.95		0.59		191	50
12-31-2006	18.83	0.10	[1]	1.88		1.98	(0.13)	(3.12)	—	(3.25)	17.56	12.27	[3,2]	0.95	[4]	0.95		0.62		264	22
12-31-2005	18.14	0.11	[1]	1.28		1.39	(0.08)	(0.62)	—	(0.70)	18.83	8.00	[2]	0.96		0.96		0.61		295	35
12-31-2004	14.65	0.10	[1]	3.47		3.57	(0.08)	—	—	(0.08)	18.14	24.46	[2]	0.97		0.97		0.61		399	19
12-31-2003	11.74	0.09	[1]	2.87		2.96	(0.05)	—	—	(0.05)	14.65	25.36	[2]	0.99		0.99		0.76		283	34

Series II
12-31-2007	17.48	0.06	[1]	0.18	[14]	0.24	(0.13)	(4.81)	—	(4.94)	12.78	0.50	[2,3,17]	1.15	[4]	1.15		0.39		163	50
12-31-2006	18.76	0.07	[1]	1.87		1.94	(0.10)	(3.12)	—	(3.22)	17.48	12.03	[3,2]	1.15	[4]	1.15		0.42		216	22
12-31-2005	18.08	0.07	[1]	1.28		1.35	(0.05)	(0.62)	—	(0.67)	18.76	7.76	[2]	1.16		1.16		0.41		244	35
12-31-2004	14.62	0.07	[1]	3.46		3.53	(0.07)	—	—	(0.07)	18.08	24.22	[2]	1.17		1.17		0.42		296	19
12-31-2003	11.74	0.07	[1]	2.86		2.93	(0.05)	—	—	(0.05)	14.62	25.14	[2]	1.19		1.19		0.54		171	34

Series NAV
12-31-2007	17.55	0.12	[1]	0.16	[14]	0.28	(0.21)	(4.81)	—	(5.02)	12.81	0.72	[2,3,17]	0.90	[4]	0.90		0.75		164	50
12-31-2006	18.83	0.11	[1]	1.87		1.98	(0.14)	(3.12)	—	(3.26)	17.55	12.30	[3,2]	0.90	[4]	0.90		0.59		25	22
12-31-2005[21]	18.08	0.10	[1]	1.38		1.48	(0.11)	(0.62)	—	(0.73)	18.83	8.51	[2,6]	0.89	[7]	0.89	[7]	0.68	[7]	83	35

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Value Equity
Series NAV
12-31-2007	13.07	0.15	[1]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[2,3]	0.92	[4]	0.92		1.03		146	30
12-31-2006[39]	12.50	0.09	[1]	0.48	0.57	—	—	—	—	13.07	4.56	[3,6]	0.99	[4,7]	0.99	[7]	1.07	[7]	112	25	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value
Series I
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2,3]	1.09	[4]	1.04		1.70	[40]	11	69
12-31-2006	12.36	0.09	[1]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[2,3]	1.10	[4]	1.06		0.72		6	59
12-31-2005[15]	11.05	0.06	[1]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[2,3,6]	1.19	[4,7]	1.17	[7]	0.66	[7]	1	47

Series II
12-31-2007	13.64	0.21	[1]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[2,3]	1.29	[4]	1.24		1.60	[40]	16	69
12-31-2006	12.34	0.06	[1]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[2,3]	1.30	[4]	1.27		0.49		17	59
12-31-2005[15]	11.05	0.03	[1]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[2,3,6]	1.37	[4,7]	1.35	[7]	0.38	[7]	5	47

Series NAV
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2,3]	1.04	[4]	0.99		1.87	[40]	159	69
12-31-2006	12.35	0.09	[1]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[2,3]	1.06	[4]	1.03		0.70		167	59
12-31-2005[61]	11.67	0.05	[1]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[2,3]	1.10	[4]	1.08		0.40		162	47
12-31-2004[11]	10.98	0.06		1.97	2.03	(0.04)	(1.30)	—	(1.34)	11.67	18.74	[2,3]	1.22	[4]	1.15		0.50		179	196	[10]
12-31-2003[62,11]	8.28	0.04		3.69	3.73	(0.37)	(0.50)	(0.16)	(1.03)	10.98	45.15	[2,3]	1.19	[4]	1.15		0.45		94	125

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
														Ratio
														of net
												Ratio	Ratio	investment
	Net asset	Net		Net realized						Net asset		of gross	of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses	expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average	to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets	net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Money Market
Series I
12-31-2007	10.00	0.45	[1]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	0.56	0.55	4.43	2,504	—
12-31-2006	10.00	0.44	[1]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	0.56	0.56	4.36	2,316	—
12-31-2005	10.00	0.26	[1]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	0.56	0.56	2.63	2,113	—
12-31-2004	10.00	0.09	[1]	—	0.09	(0.09)	—	—	(0.09)	10.00	0.90	0.53	0.53	0.89	2,186	—
12-31-2003	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.58	0.55	0.55	0.59	1,037	—

Series II
12-31-2007	10.00	0.43	[1]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	0.76	0.75	4.22	487	—
12-31-2006	10.00	0.42	[1]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	0.76	0.76	4.22	339	—
12-31-2005	10.00	0.25	[1]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	0.76	0.76	2.47	231	—
12-31-2004	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	0.73	0.73	0.62	186	—
12-31-2003	10.00	0.04	[1]	—	0.04	(0.04)	—	—	(0.04)	10.00	0.38	0.75	0.75	0.38	183	—

Series NAV

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market B
Series NAV
12-31-2007	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[2,3]	0.51	[4]	0.28	4.67	612	—
12-31-2006	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[2,3]	0.51	[4]	0.28	4.61	480	—
12-31-2005[63]	1.00	0.03	[1]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[2,3]	0.50	[4]	0.28	2.91	442	—
12-31-2004[11]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	1.09	[2]	0.33		0.33	1.05	472	—
12-31-2003[11]	1.00	0.01		—	0.01	(0.01)	—	—	(0.01)	1.00	0.95	[2]	0.31		0.31	0.95	682	—

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares
Series NAV
12-31-2007[42]	12.50	0.12	[1]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,6]	1.22	[4,7]	1.06	[7]	1.52	[7]	379	48	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Natural Resources
Series I
12-31-2007	31.83	0.17	[1]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[2,3,17]	1.13	[4]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[1]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[2,3]	1.11	[4]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[1]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[2]	1.11		1.11		0.52		15	38
12-31-2004	18.00	0.12	[1]	4.19	4.31	(0.02)	(0.33)	—	(0.35)	21.96	24.32	[2]	1.13		1.13		0.63		226	20
12-31-2003[34]	12.50	0.05	[1]	5.45	5.50	—	—	—	—	18.00	44.00	[6]	1.21	[7]	1.21	[7]	0.54	[7]	90	23	[6]

Series II
12-31-2007	31.59	0.09	[1]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[2,3,17]	1.33	[4]	1.33		0.27		302	35
12-31-2006	31.32	0.26	[1]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[2,3]	1.31	[4]	1.31		0.83		237	28
12-31-2005	21.89	0.10	[1]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[2]	1.32		1.32		0.39		204	38
12-31-2004	17.98	0.08	[1]	4.17	4.25	(0.01)	(0.34)	—	(0.34)	21.89	24.05	[2]	1.33		1.33		0.41		318	20
12-31-2003[34]	12.50	0.02	[1]	5.46	5.48	—	—	—	—	17.98	43.84	[6]	1.41	[7]	1.41	[7]	0.23	[7]	75	23	[6]

Series NAV
12-31-2007	31.70	0.19	[1]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[2,3,17]	1.08	[4]	1.08		0.54		808	35
12-31-2006	31.40	0.31	[1]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[2,3]	1.06	[4]	1.06		1.02		826	28
12-31-2005[34]	25.42	0.17	[1]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[2,6]	1.06	[7]	1.06	[7]	0.75	[7]	496	38

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Optimized All Cap
Series I
12-31-2007	17.36	0.22	[1]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[2,3,17]	0.80	[4]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[1]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[2,3]	0.81	[4]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[1]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[2]	0.82		0.82		0.77		300		133
12-31-2004	15.05	0.16	[1]	2.02	2.18	(0.11)	(0.48)	—	(0.59)	16.64	14.91	[2]	0.81		0.81		1.05		327		158
12-31-2003[64]	12.50	0.02	[1]	3.04	3.06	(0.51)	—	—	(0.51)	15.05	24.49	[2,3,6]	2.59	[4,7]	1.30	[7]	0.18	[7]	2		96	[6]

Series II
12-31-2007	17.33	0.17	[1]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[2,3,17]	1.00	[4]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[1]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[2,3]	1.01	[4]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[1]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[2]	1.02		1.02		0.58		6		133
12-31-2004	15.05	0.09	[1]	2.06	2.15	(0.09)	(0.48)	—	(0.57)	16.63	14.67	[2]	1.13		1.13		0.60		5		158
12-31-2003[64]	12.50	—	[1,20]	3.05	3.05	(0.50)	—	—	(0.50)	15.05	24.38	[2,3,6]	2.81	[4,7]	1.50	[7]	(0.02)[7]		3		96	[6]

Series NAV
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,3,17]	0.75	[4]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[1]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[2,3]	0.76	[4]	0.76		0.92		—	[19]	141
12-31-2005[64]	15.38	0.11	[1]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[2,6]	0.78	[7]	0.78	[7]	0.78	[7]	—	[19]	133

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Optimized Value
Series I
12-31-2007	15.24	0.25	[1]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[3,2]		0.74	[4]	0.74		1.72		1	159
12-31-2006	15.16	0.23	[1]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[2,3]	0.78	[4]	0.78		1.59		1	155
12-31-2005	14.67	0.17	[1]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[2]	0.80		0.80		1.23		1	225
12-31-2004[33]	12.50	0.10	[1]	2.07	2.17	—	—	—	—	14.67	17.36	[6]	0.83	[7]	0.83	[7]	1.13	[7]	183	108	[6]

Series II
12-31-2007	15.28	0.20	[1]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[3,2]		0.94	[4]	0.94		1.34		27	159
12-31-2006	15.18	0.20	[1]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[2,3]	0.98	[4]	0.98		1.37		5	155
12-31-2005	14.66	0.11	[1]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[2]	1.00		1.00		0.78		3	225
12-31-2004[33]	12.50	0.08	[1]	2.08	2.16	—	—	—	—	14.66	17.28	[6]	1.03	[7]	1.03	[7]	0.96	[7]	43	108	[6]

Series NAV
12-31-2007	15.25	0.25	[1]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[2,3]		0.69	[4]	0.69		1.72		802	159
12-31-2006	15.15	0.23	[1]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[2,3]	0.73	[4]	0.73		1.62		513	155
12-31-2005[33]	14.94	0.18	[1]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[2,6]	0.76	[7]	0.76	[7]	1.50	[7]	191	225

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From			value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital		Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in		distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Overseas Equity
Series I
12-31-2007	14.47	0.18	[1]	1.55	1.73	(0.35)	(1.80)	—		(2.15)	14.05	12.55	[2,3]	1.16	[4]	1.16		1.17	6		69
12-31-2006	12.57	0.17	[1]	2.26	2.43	(0.08)	(0.45)	—		(0.53)	14.47	19.80	[2,3,65]	1.18	[4]	1.18		1.27	4		32
12-31-2005[15]	10.47	(0.01)[1]		2.37	2.36	—	(0.26)	—		(0.26)	12.57	22.75	[2,6]	1.69	[7]	1.69	[7]	(0.13)[7]	—	[19]	34

Series II
12-31-2007	14.40	0.15	[1]	1.53	1.68	(0.30)	(1.80)	—		(2.10)	13.98	12.21	[2,3]	1.36	[4]	1.36		1.00	8		69
12-31-2006	12.51	0.16	[1]	2.24	2.40	(0.06)	(0.45)	—		(0.51)	14.40	19.64	[2,3,65]	1.40	[4]	1.40		1.23	8		32
12-31-2005[15]	10.47	(0.02)[1]		2.32	2.30	—	(0.26)	—		(0.26)	12.51	22.17	[2,6]	1.87	[7]	1.87	[7]	(0.24)[7]	5		34

Series NAV
12-31-2007	14.36	0.19	[1]	1.52	1.71	(0.36)	(1.80)	—		(2.16)	13.91	12.53	[2,3]	1.11	[4]	1.11		1.24	579		69
12-31-2006	12.51	0.19	[1]	2.23	2.42	(0.12)	(0.45)	—		(0.57)	14.36	19.86	[2,3,65]	1.13	[4]	1.13		1.44	511		32
12-31-2005[66]	10.87	0.14	[1]	1.82	1.96	(0.06)	(0.26)	—		(0.32)	12.51	18.31	[2]	1.33		1.33		1.22	244		34
12-31-2004[11]	9.85	0.07		1.01	1.08	(0.06)	—	—		(0.06)	10.87	11.02	[2,3]	1.64	[4]	1.53		0.24	245		103	[10]
12-31-2003[12,11]	7.56	0.08		2.34	2.42	(0.13)	—	—	[20]	(0.13)	9.85	32.36	[2,3]	1.44	[4]	1.23		0.95	126		41

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Pacific Rim
Series I
12-31-2007	13.04	0.12	[1]	0.95	1.07	(0.24)	(3.41)	—	(3.65)	10.46	9.14	[2,3]	1.12	[4]	1.11		0.93		114	89
12-31-2006	11.84	0.10	[1]	1.21	1.31	(0.11)	—	—	(0.11)	13.04	11.05	[3,2]	1.06	[4]	1.06		0.80		124	46
12-31-2005	9.50	0.11	[1]	2.31	2.42	(0.08)	—	—	(0.08)	11.84	25.75	[2]	1.09		1.09		1.12		118	26
12-31-2004	8.14	0.05	[1]	1.35	1.40	(0.04)	—	—	(0.04)	9.50	17.19	[2]	1.13		1.13		0.52		80	43
12-31-2003	5.81	0.05	[1]	2.29	2.34	(0.01)	—	—	(0.01)	8.14	40.37	[2]	1.28		1.28		0.80		67	57

Series II
12-31-2007	12.99	0.09	[1]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[2,3]	1.32	[4]	1.31		0.71		44	89
12-31-2006	11.79	0.07	[1]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[2,3]	1.26	[4]	1.26		0.60		44	46
12-31-2005	9.47	0.09	[1]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[2]	1.29		1.29		0.87		51	26
12-31-2004	8.12	0.03	[1]	1.36	1.39	(0.04)	—	—	(0.04)	9.47	17.09	[2]	1.33		1.33		0.31		28	43
12-31-2003	5.81	0.03	[1]	2.30	2.33	(0.02)	—	—	(0.02)	8.12	40.17	[2]	1.48		1.48		0.38		20	57

Series NAV
12-31-2007	13.10	0.13	[1]	0.97	1.10	(0.26)	(3.41)	—	(3.67)	10.53	9.29	[2,3]	1.07	[4]	1.06		0.97		9	89
12-31-2006	11.88	0.11	[1]	1.22	1.33	(0.11)	—	—	(0.11)	13.10	11.21	[2,3]	1.01	[4]	1.01		0.89		7	46
12-31-2005[18]	9.36	0.06	[1]	2.46	2.52	—	—	—	—	11.88	26.92	[6]	1.05	[7]	1.05	[7]	0.82	[7]	6	26

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Equity
Series NAV
12-31-2007	15.19	0.22	[1]	(2.86)	(2.64)	(0.24)	(1.90)	—	(2.14)	10.41	(18.58)[2,3]		0.90	[4]	0.86		1.54		248	51
12-31-2006[39]	12.50	0.26	[1]	2.43	2.69	—	—	—	—	15.19	21.52	[3,6]	0.90	[4,7]	0.88	[7]	2.80	[7]	312	66	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Securities
Series I
12-31-2007	27.64	0.35	[1]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[2,3]		0.78	[4]	0.78		1.68		188	77
12-31-2006	24.87	0.62	[1]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[2,3,8]	0.78	[4]	0.78		2.48		313	67
12-31-2005	26.81	0.79	[1]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[2]	0.81		0.81		3.31		265	92	[10]
12-31-2004	20.85	0.76	[1]	5.74	6.50	(0.54)	—	—	(0.54)	26.81	32.04	[2]	0.80		0.80		3.38		612	82
12-31-2003	15.44	0.69	[1]	5.20	5.89	(0.48)	—	—	(0.48)	20.85	39.15	[2]	0.80		0.80		3.93		448	30

Series II
12-31-2007	27.59	0.32	[1]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[2,3]		0.98	[4]	0.98		1.55		123	77
12-31-2006	24.84	0.57	[1]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[2,3,8]	0.98	[4]	0.98		2.30		169	67
12-31-2005	26.69	0.71	[1]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[2]	1.00		1.00		2.92		131	92	[10]
12-31-2004	20.79	0.74	[1]	5.69	6.43	(0.53)	—	—	(0.53)	26.69	31.77	[2]	1.00		1.00		3.29		374	82
12-31-2003	15.43	0.60	[1]	5.25	5.85	(0.49)	—	—	(0.49)	20.79	38.93	[2]	1.00		1.00		3.33		168	30

Series NAV
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2,3]		0.73	[4]	0.73		1.79		301	77
12-31-2006	24.83	0.59	[1]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[2,3,8]	0.73	[4]	0.73		2.31		437	67
12-31-2005[21]	25.30	0.78	[1]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[2,6]	0.75	[7]	0.75	[7]	3.87	[7]	828	92	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Return Bond
Series I
12-31-2007	12.99	0.70	[1]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[2,3]	0.80	[37,4]	0.79	[37]	5.31		10	911	[13]
12-31-2006	13.55	0.54	[1]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[2,3]	0.82	[4,37]	0.82	[37]	4.09		5	989
12-31-2005	14.00	0.27	[1]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[2]	0.81		0.81		1.93		4	1,239
12-31-2004	13.11	0.09	[1]	1.08	1.17	(0.06)	(0.22)	—	(0.28)	14.00	9.06	[2]	0.82		0.82		0.68		196	1,151
12-31-2003[34]	12.50	0.08	[1]	0.53	0.61	—	—	—	—	13.11	4.88	[6,2]	0.83	[7]	0.83	[7]	1.00	[7]	137	574	[6]

Series II
12-31-2007	12.88	0.67	[1]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[2,3]	1.00	[37,4]	0.99	[37]	5.13		100	911	[13]
12-31-2006	13.45	0.50	[1]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[3,2]		1.02	[4,37]	1.02	[37]	3.84		108	989
12-31-2005	13.95	0.29	[1]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[2]	1.02		1.02		2.14		145	1,239
12-31-2004	13.10	0.06	[1]	1.07	1.13	(0.06)	(0.22)	—	(0.28)	13.95	8.73	[2]	1.02		1.02		0.50		343	1,151
12-31-2003[34]	12.50	0.06	[1]	0.54	0.60	—	—	—	—	13.10	4.80	[6,2]	1.03	[7]	1.03	[7]	0.67	[7]	142	574	[6]

Series NAV
12-31-2007	12.88	0.70	[1]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[2,3]	0.75	[37,4]	0.74	[37]	5.38		1,112	911	[13]
12-31-2006	13.45	0.54	[1]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[3,2]	0.77	[4,37]	0.77	[37]	4.15		872	989
12-31-2005[34]	13.93	0.31	[1]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[2,6]	0.76	[7]	0.76	[7]	2.70	[7]	542	1,239

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Science and Technology
Series I
12-31-2007	12.42	(0.06)[1]	2.49	2.43	—	—	—	—	14.85	19.57	[3,17]	1.19	[4]	1.16		(0.40)	338		128
12-31-2006	11.77	(0.06)[1]	0.71	0.65	—	—	—	—	12.42	5.52	[3]	1.18	[4]	1.16		(0.48)	347		194
12-31-2005	11.53	(0.07)[1]	0.31	0.24	—	—	—	—	11.77	2.08	[3]	1.17	[4]	1.14		(0.59)	403		54
12-31-2004	11.43	(0.03)[1]	0.13	0.10	—	—	—	—	11.53	0.87	[3]	1.16	[4]	1.13		(0.28)	490		55
12-31-2003	7.60	(0.07)[1]	3.90	3.83	—	—	—	—	11.43	50.39	[3]	1.19	[4,67]	1.16	[67]	(0.79)	558		56	[10]

Series II
12-31-2007	12.35	(0.08)[1]	2.46	2.38	—	—	—	—	14.73	19.27	[3,17]	1.39	[4]	1.36		(0.60)	70		128
12-31-2006	11.72	(0.08)[1]	0.71	0.63	—	—	—	—	12.35	5.38	[3]	1.39	[4]	1.36		(0.68)	61		194
12-31-2005	11.51	(0.09)[1]	0.30	0.21	—	—	—	—	11.72	1.82	[3]	1.37	[4]	1.34		(0.79)	62		54
12-31-2004	11.42	(0.05)[1]	0.14	0.09	—	—	—	—	11.51	0.79	[3]	1.36	[4]	1.33		(0.42)	71		55
12-31-2003	7.59	(0.10)[1]	3.93	3.83	—	—	—	—	11.42	50.46	[3]	1.39	[4,67]	1.36	[67]	(0.99)	66		56	[10]

Series NAV
12-31-2007	12.44	(0.05)[1]	2.49	2.44	—	—	—	—	14.88	19.61	[3,17]	1.14	[4]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[1]	0.70	0.66	—	—	—	—	12.44	5.60	[3]	1.15	[4]	1.12		(0.51)	1		194
12-31-2005[18]	10.45	(0.05)[1]	1.38	1.33	—	—	—	—	11.78	12.73	[3,6]	1.13	[4,7]	1.10	[7]	(0.58)[7]	—	[19]	54

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized							Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Short Term Bond
Series NAV
12-31-2007	10.08	0.45	[1]	(0.12)	0.33	(0.93)	—		(.04)	(0.97)	9.44	3.35	[2,3]	0.60	[4]	0.60	4.55	244	60
12-31-2006	9.98	0.41	[1]	0.03	0.44	(0.34)	—		—	(0.34)	10.08	4.55	[2,3,8]	0.62	[4]	0.62	4.15	297	99
12-31-2005[68]	9.93	0.31	[1]	(0.11)	0.20	(0.15)	—		—	(0.15)	9.98	2.07	[2]	0.72		0.72	3.08	207	36
12-31-2004[11]	10.13	0.30		(0.15)	0.15	(0.30)	—		(0.05)	(0.35)	9.93	1.42	[2]	0.69		0.69	2.96	253	39
12-31-2003[11,12]	10.23	0.37		(0.10)	0.27	(0.35)	—	[20]	(0.02)	(0.37)	10.13	2.76	[2]	0.67		0.67	3.68	260	59

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Small Cap
Series I
12-31-2007	14.13	(0.01)[1]	0.10	0.09	—	(2.61)	—	(2.61)	11.61	0.65	[2,3]	0.99	[4]	0.98		(0.10)	—	[19]	131
12-31-2006	14.30	(0.05)[1]	1.12	1.07	—	(1.24)	—	(1.24)	14.13	7.56	[2,3]	0.96	[4]	0.96		(0.33)	1		65
12-31-2005[32]	12.50	(0.06)[1]	1.86	1.80	—	—	—	—	14.30	14.40	[6]	0.97	[7]	0.97	[7]	(0.58)[7]	1		129	[6]

Series II
12-31-2007	14.11	(0.04)[1]	0.08	0.04	—	(2.61)	—	(2.61)	11.54	0.29	[2,3]	1.17	[4]	1.17		(0.24)	1		131
12-31-2006	14.30	(0.07)[1]	1.12	1.05	—	(1.24)	—	(1.24)	14.11	7.41	[2,3]	1.14	[4]	1.14		(0.54)	1		65
12-31-2005[32]	12.50	(0.07)[1]	1.87	1.80	—	—	—	—	14.30	14.40	[6]	1.18	[7]	1.18	[7]	(0.76)[7]	1		129	[6]

Series NAV
12-31-2007	14.15	— [1,20]	0.08	0.08	—	(2.61)	—	(2.61)	11.62	0.57	[2,3]	0.91	[4]	0.91		0.01	154		131
12-31-2006	14.31	(0.04)[1]	1.12	1.08	—	(1.24)	—	(1.24)	14.15	7.63	[2,3]	0.89	[4]	0.89		(0.30)	230		65
12-31-2005[32]	12.50	(0.05)[1]	1.86	1.81	—	—	—	—	14.31	14.48	[6]	0.92	[7]	0.92	[7]	(0.49)[7]	146		129	[6]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth
Series I
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[3,2,17]	1.18	[4]	1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[1]	1.45	1.37	—	—	—	—	11.53	13.48	[3,8]	1.22	[4]	1.22		(0.73)	23	162
12-31-2005[15]	8.06	(0.06)[1]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[6,2]	1.23	[7]	1.23	[7]	(0.90)[7]	1	140

Series II
12-31-2007	11.48	(0.05)[1]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[3,2,17]	1.38	[4]	1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[1]	1.44	1.34	—	—	—	—	11.48	13.21	[3,8]	1.40	[4]	1.40		(0.95)	31	162
12-31-2005[15]	8.06	(0.07)[1]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[2,6]	1.41	[7]	1.41	[7]	(1.07)[7]	19	140

Series NAV
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[3,2,17]	1.13	[4]	1.12		(0.16)	245	104
12-31-2006	10.17	(0.08)[1]	1.45	1.37	—	—	—	—	11.54	13.47	[3,8]	1.15	[4]	1.14		(0.70)	241	162
12-31-2005[69]	8.87	(0.08)[1]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[2]	1.13		1.13		(0.84)	253	140
12-31-2004[11]	8.10	— [20]	0.77	0.77	—	—	—	—	8.87	9.45	[3]	1.35	[4]	1.14		(0.71)	228	160	[10]
12-31-2003[12,11]	6.30	(0.03)	3.07	3.04	—	—	(1.24)	(1.24)	8.10	48.83	[2,3]	1.21	[4]	1.11		(0.59)	87	235

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Index
Series I
12-31-2007	16.97	0.18	[1]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[2,3]		0.56	[4]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[1]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[2,3,8]	0.57	[4]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[1]	0.41	0.52	(0.08)	(0.52)	—	(0.60)	14.89	3.89	[2]	0.57		0.57		0.76		189	29
12-31-2004	12.80	0.09	[1]	2.12	2.21	(0.04)	—	—	(0.04)	14.97	17.33	[2]	0.57		0.57		0.69		179	26
12-31-2003	8.78	0.06	[1]	3.96	4.02	—	—	—	—	12.80	45.79		0.58		0.58		0.61		137	36

Series II
12-31-2007	16.89	0.15	[1]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14	(2.35)[2,3]		0.76	[4]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[1]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89	17.35	[2,3,8]	0.77	[4]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[1]	0.41	0.49	(0.05)	(0.52)	—	(0.57)	14.83	3.70	[2]	0.77		0.77		0.55		52	29
12-31-2004	12.76	0.07	[1]	2.11	2.18	(0.03)	—	—	(0.03)	14.91	17.13	[2]	0.77		0.77		0.49		54	26
12-31-2003	8.78	0.04	[1]	3.94	3.98	—	—	—	—	12.76	45.33		0.78		0.78		0.39		38	36

Series NAV
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2,3]		0.51	[4]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[1]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[2,3,8]	0.52	[4]	0.52		1.07		179	27
12-31-2005[18]	12.77	0.09	[1]	2.04	2.13	—	—	—	—	14.90	16.68	[6]	0.53	[7]	0.53	[7]	0.92	[7]	93	29

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Small Cap Intrinsic Value
Series NAV
12-31-2007[59]	12.50	0.04	[1]	(0.77)	(0.73)	(0.02)	(0.20)	—	(0.22)	11.55	(5.80)[3,6]	0.98	[4,7]	0.98	[7]	0.48	[7]	154	21	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Opportunities
Series I
12-31-2007	24.40	0.30	[1]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[17,2,3]		1.08	[4]	1.08		1.23		73	41
12-31-2006	22.82	0.29	[1]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[2,3]	1.07	[4]	1.07		1.23		110	36
12-31-2005	21.62	0.17	[1]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[2]	1.12		1.12		0.76		124	113	[10]
12-31-2004	17.50	0.16	[1]	4.28	4.44	(0.02)	(0.30)	—	(0.32)	21.62	25.78	[2]	1.13		1.13		0.88		95	40
12-31-2003[34]	12.50	0.10	[1]	4.90	5.00	—	—	—	—	17.50	40.00	[6]	1.23	[7]	1.23	[7]	0.33	[7]	36	17	[6]

Series II
12-31-2007	24.26	0.25	[1]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[17,2,3]		1.28	[4]	1.28		1.05		54	41
12-31-2006	22.71	0.24	[1]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[2,3]	1.27	[4]	1.27		1.03		76	36
12-31-2005	21.55	0.11	[1]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[2]	1.32		1.32		0.49		83	113	[10]
12-31-2004	17.48	0.15	[1]	4.24	4.39	(0.02)	(0.30)	—	(0.32)	21.55	25.48	[2]	1.33		1.33		0.81		127	40
12-31-2003[34]	12.50	0.02	[1]	4.96	4.98	—	—	—	—	17.48	39.84	[6]	1.43	[7]	1.43	[7]	0.23	[7]	33	17	[6]

Series NAV
12-31-2007	24.28	0.32	[1]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[2,17,3]		1.03	[4]	1.03		1.34		243	41
12-31-2006	22.72	0.32	[1]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[2,3]	1.02	[4]	1.02		1.39		272	36
12-31-2005[34]	21.40	0.18	[1]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[2,6]	1.06	[7]	1.06	[7]	1.00	[7]	183	113	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value
Series I
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2,3]		1.16	[4]	1.16		0.92		117	46	[10]
12-31-2006	20.94	0.17	[1]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[2,3,8]	1.19	[4]	1.19		0.88		74	49
12-31-2005[15]	18.45	0.04	[1]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[2,6]	1.18	[7]	1.18	[7]	0.27	[7]	1	68

Series II
12-31-2007	20.50	0.12	[1]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[2,3]		1.36	[4]	1.36		0.63		69	46	[10]
12-31-2006	20.90	0.09	[1]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[2,3,8]	1.37	[4]	1.37		0.48		69	49
12-31-2005[15]	18.45	—	[1,20]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[2,6]	1.38	[7]	1.38	[7]	0.01	[7]	34	68

Series NAV
12-31-2007	20.57	0.17		(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2,3]		1.11	[4]	1.11		0.87		237	46	[10]
12-31-2006	20.94	0.13	[1]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[2,3,8]	1.11	[4]	1.11		0.67		278	49
12-31-2005[70]	19.42	0.05	[1]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[2]	1.10		1.10		0.25		265	68
12-31-2004[11]	16.56	0.19		3.99	4.18	—	(1.16)	(0.16)	(1.32)	19.42	25.45	[2,3]	1.06	[4]	1.05		1.11		247	33
12-31-2003[11]	12.55	0.09		4.66	4.75	—	(0.65)	(0.09)	(0.74)	16.56	37.97	[2,3]	1.06	[4]	1.05		0.67		190	30

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company
Series I
12-31-2007	14.51	(0.06)[1]	(0.84)	(0.90)	—	(2.34)	—	(2.34)	11.27	(6.53)[2,3]		1.43	[4]	1.43		(0.41)	3	165
12-31-2006	15.76	(0.06)[1]	1.02	0.96	—	(2.21)	—	(2.21)	14.51	5.60	[2,3]	1.36	[4]	1.36		(0.40)	4	143
12-31-2005	15.22	(0.07)[1]	1.00	0.93	—	(0.39)	—	(0.39)	15.76	6.32	[2]	1.37		1.37		(0.49)	1	183
12-31-2004[33]	12.50	(0.04)[1]	2.76	2.72	—	—	—	—	15.22	21.76	[3,6]	1.67	[7,4]	1.59	[7]	(0.47)[7]	24	107	[6]

Series II
12-31-2007	14.42	(0.09)[1]	(0.83)	(0.92)	—	(2.34)	—	(2.34)	11.16	(6.72)[2,3]		1.63	[4]	1.63		(0.63)	5	165
12-31-2006	15.70	(0.11)[1]	1.04	0.93	—	(2.21)	—	(2.21)	14.42	5.41	[2,3]	1.56	[4]	1.56		(0.71)	8	143
12-31-2005	15.21	(0.09)[1]	0.97	0.88	—	(0.39)	—	(0.39)	15.70	5.99	[2]	1.61		1.61		(0.56)	26	183
12-31-2004[33]	12.50	(0.06)[1]	2.77	2.71	—	—	—	—	15.21	21.68	[3,6]	1.87	[7,4]	1.79	[7]	(0.68)[7]	32	107	[6]

Series NAV
12-31-2007	14.52	(0.06)[1]	(0.83)	(0.89)	—	(2.34)	—	(2.34)	11.29	(6.46)[2,3]		1.38	[4]	1.38		(0.38)	36	165
12-31-2006	15.76	(0.06)[1]	1.03	0.97	—	(2.21)	—	(2.21)	14.52	5.66	[2,3]	1.31	[4]	1.31		(0.38)	53	143
12-31-2005[33]	15.46	(0.03)[1]	0.72	0.69	—	(0.39)	—	(0.39)	15.76	4.67	[2,6]	1.34	[7]	1.34	[7]	(0.23)[7]	40	183

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Growth
Series NAV
12-31-2007	15.11	(0.09)[1]	1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[2,3]	1.08	[4]	1.08		(0.57)	268	37
12-31-2006	13.29	(0.10)[1]	1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[2,3]	1.11	[4]	1.11		(0.68)	106	49
12-31-2005[71]	12.50	(0.02)[1]	0.81	0.79	—	—	—	—	13.29	6.32	[6]	1.13	[7]	1.13	[7]	(0.76)[7]	58	7	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Value
Series I
12-31-2007	21.89	0.05	[1]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[2,3,17]		1.11	[4]	1.06		0.23	200	18
12-31-2006	22.21	0.04	[1]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[2,3]	1.12	[4]	1.08		0.19	275	16
12-31-2005	21.18	0.03	[1]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[2,3]	1.12	[4]	1.10		0.13	291	12
12-31-2004	17.14	0.09	[1]	4.20	4.29	(0.03)	(0.22)	—	(0.25)	21.18	25.31	[2]	1.10		1.10		0.50	521	9
12-31-2003	12.90	0.04	[1]	4.28	4.32	(0.06)	(0.02)	—	(0.08)	17.14	33.66	[2]	1.11		1.11		0.26	386	14

Series II
12-31-2007	21.76	0.01	[1]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[2,3,17]		1.31	[4]	1.26		0.03	145	18
12-31-2006	22.13	—	[1,20]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[2,3]	1.32	[4]	1.28		(0.01)	195	16
12-31-2005	21.10	(0.01)[1]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[2,3]	1.32	[4]	1.30		(0.03)	199	12
12-31-2004	17.10	0.06	[1]	4.18	4.24	(0.02)	(0.22)	—	(0.24)	21.10	25.06	[2]	1.30		1.30		0.32	278	9
12-31-2003	12.89	0.01	[1]	4.29	4.30	(0.07)	(0.02)	—	(0.09)	17.10	33.56	[2]	1.31		1.31		0.06	148	14

Series NAV
12-31-2007	21.86	0.07	[1]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[2,17,3]		1.06	[4]	1.01		0.35	294	18
12-31-2006	22.18	0.06	[1]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[2,3]	1.06	[4]	1.03		0.26	234	16
12-31-2005[21]	21.03	0.06	[1]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[2,3,6]	1.06	[4,7]	1.04	[7]	0.33 [7]	148	12

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Spectrum Income
Series NAV
12-31-2007	13.63	0.61	[1]	0.17	0.78	(0.95)	(0.15)		—	(1.10)	13.31	5.88	[2,3]	0.88	[4]	0.86		4.48		1,083	83	[13]
12-31-2006	12.71	0.55	[1]	0.45	1.00	(0.08)	—	[20]	—	(0.08)	13.63	7.90	[2,3]	0.93	[4]	0.92		4.19		867	75
12-31-2005[71]	12.50	0.09	[1]	0.12	0.21	—	—		—	—	12.71	1.68	[3,6]	0.77	[4,7]	0.75	[7]	3.84	[7]	551	21	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from		From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment		investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations		income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Bond
Series I
12-31-2007	12.01	0.66	[1]	(0.66)	—	[20]	(1.10)	—	—	(1.10)	10.91	(0.07)[2,3]		0.79	[4]	0.79		5.71		147	83	[13]
12-31-2006	12.03	0.61	[1]	0.17	0.78		(0.80)	—	—	(0.80)	12.01	6.97	[2,3]	0.80	[4]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[1]	(0.21)	0.31		(0.33)	—	—	(0.33)	12.03	2.70	[2]	0.81		0.81		4.35		188	59
12-31-2004	11.73	0.45	[1]	0.31	0.76		(0.44)	—	—	(0.44)	12.05	6.66	[2]	0.83		0.83		3.88		539	52
12-31-2003	10.89	0.56	[1]	0.82	1.38		(0.54)	—	—	(0.54)	11.73	13.11	[2]	0.86		0.86		4.96		456	80

Series II
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)		(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[4]	0.99		5.51		99	83	[13]
12-31-2006	12.01	0.59	[1]	0.18	0.77		(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[4]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29		(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01		4.09		114	59
12-31-2004	11.69	0.42	[1]	0.30	0.72		(0.43)	—	—	(0.43)	11.98	6.39	[2]	1.03		1.03		3.63		407	52
12-31-2003	10.88	0.51	[1]	0.85	1.36		(0.55)	—	—	(0.55)	11.69	12.93	[2]	1.06		1.06		4.56		151	80

Series NAV
12-31-2007	11.98	0.67	[1]	(0.66)	0.01		(1.11)	—	—	(1.11)	10.88	0.03	[2,3]	0.74	[4]	0.74		5.79		466	83	[13]
12-31-2006	12.00	0.61	[1]	0.18	0.79		(0.81)	—	—	(0.81)	11.98	7.05	[2,3]	0.75	[4]	0.75		5.24		335	141
12-31-2005[21]	12.11	0.46	[1]	(0.20)	0.26		(0.37)	—	—	(0.37)	12.00	2.25	[2,6]	0.74	[7]	0.74	[7]	4.55	[7]	401	59

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Strategic Income
Series I
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[2,3]	0.83	[4]	0.83		5.62		14		80	[13]
12-31-2006	13.15	0.59	[1]	(0.05)	0.54	(0.45)	—	[20]	—	(0.45)	13.24	4.13	[2,3]	0.90	[4]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[1]	(0.17)	0.28	(0.51)	(0.03)		—	(0.54)	13.15	2.13	[2]	1.07		1.07		3.30		11		33
12-31-2004[31]	12.50	0.25	[1]	0.87	1.12	(0.21)	—		—	(0.21)	13.41	8.93	[2,6]	1.24	[7]	1.24	[7]	2.95	[7]	6		24	[6]

Series II
12-31-2007	13.27	0.73	[1]	— [20]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[2,3]	1.03	[4]	1.03		5.37		17		80	[13]
12-31-2006	13.15	0.56	[1]	(0.05)	0.51	(0.39)	—	[20]	—	(0.39)	13.27	3.95	[2,3]	1.10	[4]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[1]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[2]	1.27		1.27		3.09		22		33
12-31-2004[31]	12.50	0.23	[1]	0.88	1.11	(0.20)	—		—	(0.20)	13.41	8.87	[2,6]	1.44	[7]	1.44	[7]	2.67	[7]	13		24	[6]

Series NAV
12-31-2007	13.23	0.77	[1]	— [20]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[2,3]	0.78	[4]	0.78		5.65		463		80	[13]
12-31-2006	13.15	0.60	[1]	(0.06)	0.54	(0.46)	—	[20]	—	(0.46)	13.23	4.15	[2,3]	0.80	[4]	0.80		4.56		335		125
12-31-2005[31]	13.33	0.29	[1]	0.07	0.36	(0.51)	(0.03)		—	(0.54)	13.15	2.75	[2,6]	1.03	[7]	1.03	[7]	2.96	[7]	—	[19]	33

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market A
Series I
12-31-2007[72]	12.55	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[2,3]	0.57	[4]	0.56		4.72		64	91
12-31-2006[73]	12.50	0.48	[1]	(0.02)[14]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[2,3,6]	0.60	[7,4]	0.59	[7]	4.28	[7]	53	66	[6]

Series II
12-31-2007[72,73]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,3,6]	0.76	[4,7]	0.76	[7]	4.34	[7]	1	91

Series NAV
12-31-2007[72]	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2,3]	0.52	[4]	0.51		4.76		102	91
12-31-2006[73]	12.50	0.52	[1]	(0.04)[14]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[2,3,6]	0.55	[7,4]	0.54	[7]	4.56	[7]	33	66	[6]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																	Ratio
																	of net
														Ratio		Ratio	investment
	Net asset	Net		Net realized							Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From			value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital		Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in		distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Total Bond Market B
Series NAV
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—		(1.03)	9.83	7.13	[2,3]	0.53	[4]	0.25	5.13	169	38
12-31-2006	10.13	0.50	[1]	(0.11)	0.39	(0.35)	—	—		(0.35)	10.17	4.07	[2,3]	0.53	[4]	0.25	5.01	162	53
12-31-2005[74]	10.05	0.46	[1]	(0.22)	0.24	(0.16)	—	—		(0.16)	10.13	2.39	[2,3]	0.42	[4]	0.25	4.55	182	18
12-31-2004[11]	10.13	0.46		(0.06)	0.40	(0.46)	(0.02)	—	[20]	(0.48)	10.05	4.05	[2,3]	0.27	[4]	0.25	4.56	202	18
12-31-2003[12,11]	10.30	0.48		(0.12)	0.36	(0.45)	(0.05)	(0.03)		(0.53)	10.13	3.60	[2]	0.24		0.24	4.73	216	40

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Return
Series I
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2,3]	0.81	[4,37,36]	0.81	[36,37]	4.67		339	196	[13]
12-31-2006	13.81	0.57	[1]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[2,3]	0.81	[4]	0.81		4.21		368	254
12-31-2005	14.17	0.44	[1]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[2]	0.82		0.82		3.18		438	409	[10]
12-31-2004[75]	14.21	0.27	[1]	0.40	0.67	(0.54)	(0.17)	—	(0.71)	14.17	4.96	[2]	0.80		0.80		1.93		903	251
12-31-2003[75]	14.43	0.35	[1]	0.35	0.70	(0.77)	(0.15)	—	(0.92)	14.21	5.02	[2]	0.82		0.82		2.48		1,036	285

Series II
12-31-2007	13.79	0.61	[1]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[2,3]	1.01	[4,37,36]	1.01	[36,37]	4.47		236	196	[13]
12-31-2006	13.78	0.54	[1]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[2,3]	1.01	[4]	1.01		4.01		248	254
12-31-2005	14.11	0.41	[1]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[2]	1.01		1.01		2.92		286	409	[10]
12-31-2004[75]	14.17	0.23	[1]	0.41	0.64	(0.53)	(0.17)	—	(0.70)	14.11	4.71	[2]	1.00		1.00		1.69		620	251
12-31-2003[75]	14.42	0.31	[1]	0.37	0.68	(0.78)	(0.15)	—	(0.93)	14.17	4.87	[2]	1.02		1.02		2.15		491	285

Series NAV
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2,3]	0.76	[4,37,36]	0.76	[36,37]	4.73		1,704	196	[13]
12-31-2006	13.79	0.58	[1]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[2,3]	0.76	[4]	0.76		4.27		1,319	254
12-31-2005[21]	14.16	0.43	[1]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[2,6]	0.76	[7]	0.76	[7]	3.71	[7]	834	409	[10]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Stock Market Index
Series I
12-31-2007	13.13	0.18	[1]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[2,3]	0.57	[4]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[2,3,8]	0.57	[4]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[1]	0.49	0.62	(0.12)	—	—	(0.12)	11.56	5.69	[2]	0.57		0.57		1.20		200	21
12-31-2004	9.96	0.13	[1]	1.03	1.16	(0.06)	—	—	(0.06)	11.06	11.74	[2]	0.57		0.57		1.30		175	5
12-31-2003	7.63	0.09	[1]	2.24	2.33	—	—	—	—	9.96	30.54		0.58		0.58		1.05		134	6

Series II
12-31-2007	13.07	0.16	[1]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[2,3]	0.77	[4]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[1]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[2,3,8]	0.77	[4]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[1]	0.48	0.59	(0.10)	—	—	(0.10)	11.51	5.41	[2]	0.77		0.77		0.99		38	21
12-31-2004	9.93	0.11	[1]	1.04	1.15	(0.06)	—	—	(0.06)	11.02	11.60	[2]	0.77		0.77		1.08		37	5
12-31-2003	7.62	0.07	[1]	2.24	2.31	—	—	—	—	9.93	30.31		0.78		0.78		0.86		30	6

Series NAV
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2,3]	0.52	[4]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[2,3,8]	0.52	[4]	0.52		1.34		160	2
12-31-2005[18]	10.41	0.10	[1]	1.06	1.16	—	—	—	—	11.57	11.14	[6]	0.52	[7]	0.52	[7]	1.30	[7]	170	21

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Core
Series I
12-31-2007	21.64	0.26	[1]	0.01		0.27	(0.49)	(2.01)	—	(2.50)	19.41	1.27	[2,3,17]	0.86	[4]	0.85		1.18		709	70
12-31-2006	22.71	0.22	[1]	1.65		1.87	(0.28)	(2.66)	—	(2.94)	21.64	9.17	[2,3]	0.87	[4]	0.87		1.04		927	71
12-31-2005	23.07	0.23	[1]	0.20		0.43	(0.31)	(0.48)	—	(0.79)	22.71	2.03	[2]	0.78		0.78		1.04		1,095	135
12-31-2004	21.79	0.27	[1]	1.19		1.46	(0.18)	—	—	(0.18)	23.07	6.77	[2]	0.74		0.74		1.22		1,359	43
12-31-2003	17.40	0.17	[1]	4.41		4.58	(0.19)	—	—	(0.19)	21.79	26.45	[2]	0.75		0.75		0.92		1,553	39

Series II
12-31-2007	21.53	0.21	[1]	—	[20]	0.21	(0.41)	(2.01)	—	(2.42)	19.32	0.99	[2,3,17]	1.06	[4]	1.05		0.99		71	70
12-31-2006	22.60	0.18	[1]	1.64		1.82	(0.23)	(2.66)	—	(2.89)	21.53	8.99	[2,3]	1.07	[4]	1.07		0.84		90	71
12-31-2005	22.96	0.19	[1]	0.20		0.39	(0.27)	(0.48)	—	(0.75)	22.60	1.84	[2]	0.98		0.98		0.84		105	135
12-31-2004	21.72	0.23	[1]	1.18		1.41	(0.17)	—	—	(0.17)	22.96	6.55	[2]	0.94		0.94		1.04		120	43
12-31-2003	17.39	0.13	[1]	4.41		4.54	(0.21)	—	—	(0.21)	21.72	26.41	[2]	0.95		0.95		0.69		115	39

Series NAV
12-31-2007	21.66	0.27	[1]	0.01		0.28	(0.51)	(2.01)	—	(2.52)	19.42	1.31	[2,3,17]	0.81	[4]	0.80		1.23		3	70
12-31-2006	22.71	0.23	[1]	1.65		1.88	(0.27)	(2.66)	—	(2.93)	21.66	9.26	[2,3]	0.82	[4]	0.82		1.08		1	71
12-31-2005[18]	21.51	0.21	[1]	0.99		1.20	—	—	—	—	22.71	5.58	[6]	0.79	[7]	0.79	[7]	1.39	[7]	1	135

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Government Securities
Series I
12-31-2007	13.53	0.59	[1]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[2,3]	0.73	[4]	0.73		4.47		163	108	[13]
12-31-2006	13.64	0.56	[1]	0.01 [14]	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[2,3]	0.75	[4]	0.75		4.20		181	57
12-31-2005	13.93	0.37	[1]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[2]	0.74		0.74		2.74		218	26
12-31-2004	14.01	0.24	[1]	0.15	0.39	(0.28)	(0.19)	—	(0.47)	13.93	2.89	[2]	0.74		0.74		1.76		471	77
12-31-2003	14.22	0.21	[1]	0.03	0.24	(0.45)	—	—	(0.45)	14.01	1.73	[2]	0.73		0.73		1.52		525	97

Series II
12-31-2007	13.52	0.57	[1]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[2,3]	0.93	[4]	0.93		4.26		81	108	[13]
12-31-2006	13.63	0.53	[1]	0.01 [14]	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[2,3]	0.95	[4]	0.95		4.00		85	57
12-31-2005	13.88	0.35	[1]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[2]	0.94		0.94		2.53		103	26
12-31-2004	13.97	0.21	[1]	0.15	0.36	(0.26)	(0.19)	—	(0.45)	13.88	2.70	[2]	0.94		0.94		1.56		264	77
12-31-2003	14.21	0.18	[1]	0.04	0.22	(0.46)	—	—	(0.46)	13.97	1.59	[2]	0.93		0.93		1.28		208	97

Series NAV
12-31-2007	13.49	0.60	[1]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[2,3]	0.68	[4]	0.68		4.50		102	108	[13]
12-31-2006	13.61	0.57	[1]	— [20,14]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[2,3]	0.70	[4]	0.70		4.29		116	57
12-31-2005[21]	13.90	0.33	[1]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[2,6]	0.67	[7]	0.67	[7]	2.90	[7]	96	26

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
U.S. High Yield Bond
Series I
12-31-2007	13.52	0.96	[1]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[2,3]	0.83	[4]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[1]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[3,2]	0.80	[4]	0.80		7.11		1		118
12-31-2005[32]	12.50	0.61	[1]	(0.10)	0.51	—	—	—	—	13.01	4.08	[6]	0.87	[7]	0.87	[7]	7.35	[7]	—	[19]	134	[6]

Series II
12-31-2007	13.52	0.94	[1]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[2,3]	1.03	[4]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[1]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[3,2]	1.04	[4]	1.04		6.94		3		118
12-31-2005[32]	12.50	0.57	[1]	(0.07)	0.50	—	—	—	—	13.00	4.00	[6]	1.06	[7]	1.06	[7]	6.48	[7]	1		134	[6]

Series NAV
12-31-2007	13.53	0.97	[1]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[2,3]	0.78	[4]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[1]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[3,2]	0.79	[4]	0.79		7.17		348		118
12-31-2005[32]	12.50	0.51	[1]	0.01	0.52	—	—	—	—	13.02	4.16	[6]	0.83	[7]	0.83	[7]	5.83	[7]	147		134	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Large Cap
Series I
12-31-2007	16.23	0.13	[1]	(0.18)	(0.05)	(0.19)	—	—	(0.19)	15.99	(0.34)[2,3,17]		0.90	[4]	0.90		0.77		348	41
12-31-2006	14.75	0.10	[1]	1.47	1.57	(0.09)	—	—	(0.09)	16.23	10.66	[2,3]	0.91	[4]	0.91		0.65		443	29
12-31-2005	14.00	0.07	[1]	0.74	0.81	(0.06)	—	—	(0.06)	14.75	5.82	[2]	0.94		0.94		0.50		485	34
12-31-2004	12.84	0.07	[1]	1.13	1.20	(0.04)	—	—	(0.04)	14.00	9.39	[2]	0.93	[76]	0.93	[76]	0.53		639	46	[10]
12-31-2003	9.41	0.05	[1]	3.42	3.47	(0.04)	—	—	(0.04)	12.84	37.06	[2]	0.93		0.93		0.43		414	34

Series II
12-31-2007	16.16	0.09	[1]	(0.17)	(0.08)	(0.13)	—	—	(0.13)	15.95	(0.52)[2,3,17]		1.10	[4]	1.10		0.57		90	41
12-31-2006	14.70	0.07	[1]	1.45	1.52	(0.06)	—	—	(0.06)	16.16	10.36	[2,3]	1.11	[4]	1.11		0.45		114	29
12-31-2005	13.92	0.05	[1]	0.75	0.80	(0.02)	—	—	(0.02)	14.70	5.73	[2]	1.14		1.14		0.34		129	34
12-31-2004	12.79	0.04	[1]	1.12	1.16	(0.03)	—	—	(0.03)	13.92	9.11	[2]	1.13	[76]	1.13	[76]	0.34		240	46	[10]
12-31-2003	9.41	0.02	[1]	3.41	3.43	(0.05)	—	—	(0.05)	12.79	36.68	[2]	1.13		1.13		0.21		143	34

Series NAV
12-31-2007	16.20	0.14	[1]	(0.18)	(0.04)	(0.20)	—	—	(0.20)	15.96	(0.26)[2,3,17]		0.85	[4]	0.85		0.83		516	41
12-31-2006	14.74	0.12	[1]	1.45	1.57	(0.11)	—	—	(0.11)	16.20	10.68	[2,3]	0.87	[4]	0.87		0.77		402	29
12-31-2005[21]	13.89	0.02	[1]	0.91	0.93	(0.08)	—	—	(0.08)	14.74	6.76	[2,6]	0.79	[7]	0.79	[7]	0.21	[7]	2	34

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Multi Sector
Series NAV
12-31-2007	14.00	0.18	[1]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[2,3]	0.80	[4]	0.79		1.24		1,702	65
12-31-2006	13.05	0.14	[1]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[2,3]	0.81	[4]	0.81		1.06		1,408	61
12-31-2005[71]	12.50	0.02	[1]	0.53	0.55	—	—	—	—	13.05	4.40	[6]	0.77	[7]	0.77	[7]	0.84	[7]	855	5	[6]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Utilities
Series I
12-31-2007	14.66	0.32	[1]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[2,17]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[1]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[2,3]	1.00	[4]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[1]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[2]	1.09		1.09		1.62		89	100
12-31-2004	9.43	0.19	[1]	2.56	2.75	(0.10)	—	—	(0.10)	12.08	29.42	[2]	1.15		1.15		1.87		60	106
12-31-2003	7.11	0.13	[1]	2.29	2.42	(0.10)	—	—	(0.10)	9.43	34.53	[2]	1.31		1.31		1.64		34	131

Series II
12-31-2007	14.56	0.29	[1]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[2,17]	1.21		1.21		1.86		74	92
12-31-2006	13.10	0.27	[1]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[2,3]	1.20	[4]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[1]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[2]	1.29		1.29		1.43		54	100
12-31-2004	9.39	0.17	[1]	2.55	2.72	(0.09)	—	—	(0.09)	12.02	29.23	[2]	1.35		1.35		1.68		38	106
12-31-2003	7.10	0.11	[1]	2.29	2.40	(0.11)	—	—	(0.11)	9.39	34.25	[2]	1.51		1.51		1.36		20	131

Series NAV
12-31-2007	14.65	0.32	[1]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[2,17]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[1]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[2,3]	0.95	[4]	0.95		2.29		7	98
12-31-2005[18]	11.34	0.13	[1]	1.70	1.83	—	—	—	—	13.17	16.14	[6]	1.04	[7]	1.04	[7]	1.34	[7]	3	100

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value
Series I
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[2,3,17]	0.83	[4]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[1]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[2,3]	0.83	[4]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[1]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[2]	0.86		0.86		0.39		263	67
12-31-2004	17.09	0.10	[1]	2.48	2.58	(0.10)	—	—	(0.10)	19.57	15.18	[2]	0.85		0.85		0.58		307	80
12-31-2003	12.49	0.10	[1]	4.67	4.77	(0.17)	—	—	(0.17)	17.09	38.76	[2]	0.87		0.87		0.71		272	186

Series II
12-31-2007	22.62	0.13	[1]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[2,3,17]	1.03	[4]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[1]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[2,3]	1.03	[4]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[1]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[2]	1.06		1.06		0.20		46	67
12-31-2004	17.04	0.07	[1]	2.48	2.55	(0.09)	—	—	(0.09)	19.50	15.04	[2]	1.05		1.05		0.40		49	80
12-31-2003	12.48	0.06	[1]	4.68	4.74	(0.18)	—	—	(0.18)	17.04	38.60	[2]	1.07		1.07		0.44		29	186

Series NAV
12-31-2007	22.72	0.19	[1]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[2,3,17]	0.78	[4]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[1]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[2,3]	0.78	[4]	0.78		0.90		4	65
12-31-2005[18]	18.90	0.11	[1]	2.89	3.00	—	—	—	—	21.90	15.87	[6]	0.82	[7]	0.82	[7]	0.77	[7]	1	67

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value & Restructuring
Series NAV
12-31-2007	15.14	0.23	[1]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[2,3]	0.86	[4]	0.85		1.40	[40]	444	22
12-31-2006	13.31	0.17	[1]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[3,2]	0.89	[4]	0.89		1.21		337	14
12-31-2005[71]	12.50	0.04	[1]	0.77	0.81	—	—	—	—	13.31	6.48	[6]	0.91	[7]	0.91	[7]	1.80	[7]	153	4	[6]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Vista
Series NAV
12-31-2007	14.26	(0.08)[1]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.36	[2,3]	0.96	[4]	0.96		(0.49)[77]	158	121
12-31-2006	13.12	(0.04)[1]	1.18	1.14	—	—	—	—	14.26	8.69	[3]	1.02	[4]	1.02		(0.30)	120	219
12-31-2005[71]	12.50	(0.01)[1]	0.63	0.62	—	—	—	—	13.12	4.96	[6]	1.00	[7]	1.00	[7]	(0.30)[7]	69	32	[6]

1
Based on the average of the shares outstanding.
2
Assumes dividend reinvestment.
3
Total returns would have been lower had certain expenses not been reduced during the periods shown.
4
Does not take into consideration expense reductions during the periods shown.
5
Series NAV shares began operations on 10-27-05.
6
Not annualized.
7
Annualized.
8
John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.
9
Effective 4-29-05, shareholders of the former John Hancock Variable Series  l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
10
Excludes merger activity.
11
Audited by previous Independent Registered Public Accounting Firm.
12
Certain amounts have been reclassified to permit comparison.
13
The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

Portfolio	12/31/2007

Active Bond	284%
Core Bond	621%
Global Bond	877%
High Yield	75%
Real Return Bond	1017%
Spectrum Income	117%
Strategic Bond	463%
Strategic Income	86%
Total Return	286%
U.S. Government Securities	775%
14
The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
15
Series I and Series II shares began operations on 4-29-05.
16
Effective 4-29-05, shareholders of the former John Hancock Variable Series  l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond . Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond .
17
Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total return excluding
	from payment from	payment from
	affiliate for the	affiliate for the
	year ended 12-31-2007	year ended 12-31-2007

All Cap Core Series I	$0.02	2.56%
All Cap Core Series II	0.02	2.31%
All Cap Core Series NAV	0.01	2.65%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total return excluding
	from payment from		payment from
	affiliate for the		affiliate for the
	year ended 12-31-2007		year ended 12-31-2007

All Cap Growth Series I	0.05		11.77%
All Cap Growth Series II	0.04		11.60%
All Cap Growth Series NAV	0.04		11.85%
All Cap Value Series I	0.01		8.20%
All Cap Value Series II	0.02		7.91%
All Cap Value Series NAV	0.01		8.54%
Blue Chip Growth Series I	0.01		12.70%
Blue Chip Growth Series II	0.00	[20]	12.51%
Blue Chip Growth Series NAV	0.01		12.76%
Capital Appreciation Series I	0.00	[20]	11.61%
Capital Appreciation Series II	0.00	[20]	11.36%
Capital Appreciation Series NAV	0.01		11.58%
Emerging Growth Series I	0.01		3.88%
Emerging Growth Series II	0.00	[20]	3.74%
Emerging Growth Series NAV	0.00	[20]	4.01%
Emerging Small Company Series I	0.04		7.87%
Emerging Small Company Series II	0.04		7.66%
Emerging Small Company Series NAV	0.02		7.99%
Equity-Income Series I	0.00	[20]	3.35%
Equity-Income Series II	0.01		3.10%
Equity-Income Series NAV	0.00	[20]	3.39%
Financial Services Series I	0.00	[20]	–6.82%
Financial Services Series II	0.01		–6.99%
Financial Services Series NAV	0.00	[20]	–6.74%
Global Series I	0.03		1.11%
Global Series II	0.04		0.87%
Global Series NAV	0.00	[20]	1.32%
Global Allocation Series I	0.01		5.04%
Global Allocation Series II	0.01		4.78%
Global Allocation Series NAV	0.00	[20]	5.06%
Health Sciences Series I	0.01		17.60%
Health Sciences Series II	0.01		17.37%
Health Sciences Series NAV	0.00	[20]	17.73%
Income & Value Series I	0.01		1.02%
Income & Value Series II	0.01		0.81%
Income & Value Series NAV	0.01		1.03%
International Core Series I	0.01		11.42%
International Core Series II	0.00	[20]	11.54%
International Core Series NAV	0.01		11.46%
International Equity Index A Series I	0.00	[20]	15.37%
International Equity Index A Series II	0.00	[20]	15.11%
International Equity Index A Series NAV	0.01		15.38%
International Small Cap Series I	0.02		10.06%
International Small Cap Series II	0.01		9.84%
International Small Cap Series NAV	0.01		10.14%
International Value Series I	0.01		9.46%
International Value Series II	0.01		9.29%
International Value Series NAV	0.01		9.54%
Large Cap Series I	0.07		0.90%
Large Cap Series II	0.07		0.78%
Large Cap Series NAV	0.06		1.11%
Large Cap Value Series I	0.01		4.33%
Large Cap Value Series II	0.01		4.14%
Large Cap Value Series NAV	0.01		4.40%
Mid Cap Index Series I	0.01		7.57%
Mid Cap Index Series II	0.00	[20]	7.39%
Mid Cap Index Series NAV	0.00		7.61%
Mid Cap Stock Series I	0.01		23.49%
Mid Cap Stock Series II	0.01		23.27%
Mid Cap Stock Series NAV	0.01		23.51%
Mid Cap Value Series I	0.02		0.54%
Mid Cap Value Series II	0.01		0.43%
Mid Cap Value Series NAV	0.01		0.64%
Natural Resources Series I	0.00	[20]	40.68%

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	Impact on NAV per share		Total return excluding
	from payment from		payment from
	affiliate for the		affiliate for the
	year ended 12-31-2007		year ended 12-31-2007

Natural Resources Series II	0.00	[20]	40.44%
Natural Resources Series NAV	0.00	[20]	40.81%
Optimized All Cap Series I	0.00	[20]	3.78%
Optimized All Cap Series II	0.00	[20]	3.57%
Optimized All Cap Series NAV	0.00	[20]	3.88%
Science & Technology Series I	0.02		19.40%
Science & Technology Series II	0.01		19.19%
Science & Technology Series NAV	0.01		19.53%
Small Cap Growth Series I	0.00	[20]	13.99%
Small Cap Growth Series II	0.00	[20]	13.77%
Small Cap Growth Series NAV	0.00	[20]	13.98%
Small Cap Opportunities Series I	0.01		–7.70%
Small Cap Opportunities Series II	0.02		–7.89%
Small Cap Opportunities Series NAV	0.01		–7.65%
Small Company Value Series I	0.00	[20]	–1.20%
Small Company Value Series II	0.00	[20]	–1.35%
Small Company Value Series NAV	0.00	[20]	–1.14%
U.S. Core Series I	0.06		0.95%
U.S. Core Series II	0.05		0.73%
U.S. Core Series NAV	0.04		1.10%
U.S. Large Cap Series I	0.01		–0.40%
U.S. Large Cap Series II	0.01		–0.58%
U.S. Large Cap Series NAV	0.01		–0.32%
Utilities Series I	0.01		27.31%
Utilities Series II	0.00	[20]	27.10%
Utilities Series NAV	0.00	[20]	27.43%
Value Series I	0.03		8.03%
Value Series II	0.03		7.82%
Value Series NAV	0.02		8.14%
18
Series NAV shares began operations on 4-29-05.
19
Less than $500,000.
20
Less than $0.01 per share.
21
Series NAV shares began operations on 2-28-05.
22
Series II shares began operations on 5-1-07.
23
Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
24
Does not include expenses of the investment companies in which the Portfolio invests.
25
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.86% and 1.06% based on the mix of underlying funds held by the portfolio.
26
Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
27
Less than 1%.
28
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.33% and 0.89% based on the mix of underlying funds held by the portfolio.
29
Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
30
Series I, Series II and Series III shares began operations on 10-31-07.
31
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
32
Series I, Series II and Series NAV shares began operations on 4-29-05.
33
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
34
Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
35
Series I and Series NAV shares began operations on 5-1-07.
36
Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratio was less than 0.01%.
37
Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

	12/31/2007		12/31/2006
	Ratio of gross	Ratio of net	Ratio of gross	Ratio of net
	expenses to average	expenses to average	expenses to average	expenses to average
Portfolio	net assets	net assets	net assets	net assets

Global Bond
Series I	—	—	0.85%	0.85%
Series II	—	—	1.05%	1.05%
Series NAV	—	—	0.80%	0.80%
Real Return Bond
Series I	0.80%	0.79%	0.82%	0.82%
Series II	0.99%	0.99%	1.02%	1.02%
Series NAV	0.75%	0.74%	0.77%	0.77%
Total Return Series I	0.80%	0.80%	—	—
Series II	1.00%	1.00%	—	—
Series NAV	0.75%	0.75%	—	—
38
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03.
39
Series NAV shares began operations on 4-28-06.
40
Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio which amounted to the following amounts: :

			Percentage of
Portfolio	Series	Per share	average net assets

Health Sciences	I	$0.03	0.18%
Health Sciences	II	$0.03	0.18%
Health Sciences	NAV	$0.02	0.17%
Mid Cap Index	I	$0.04	0.21%
Mid Cap Index	II	$0.04	0.16%
Mid Cap Index	NAV	$0.05	0.25%
Mid Value	I	$0.11	0.81%
Mid Value	II	$0.13	0.98%
Mid Value	NAV	$0.13	0.99%
Value & Restructuring	NAV	$0.07	0.42%
Vista	NAV	$0.03	0.13%
41
Series II and Series NAV shares began operations on 5-1-07 and 4-28-06, respectively.
42
Series NAV shares began operations on 5-1-07.
43
The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II.
44
Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
45
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 0.55% based on the mix of underlying funds held by the portfolio.
46
Series II shares began operations on 2-10-06.
47
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. See Note 10.
48
Period from 4-30-05 to 12-31-05.
49
Period from 1-1-05 to 4-29-05.
50
Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series  Reorganized into a separate portfolio of John Hancock : International Equity Index A. See Note 1.
51
Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-10-06, respectively.
52
John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

53
The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.
54
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.34% and 1.38% based on the mix of underlying funds held by the portfolio.
55
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.12% based on the mix of underlying funds held by the portfolio.
56
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.63% and 1.06% based on the mix of underlying funds held by the portfolio.
57
Effective 4-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.
58
Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. See Note 10.
59
Series I, Series II and Series NAV shares began operations on 5-1-07.
60
Less than 0.01%.
61
Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
62
Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
63
Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
64
Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.
65
John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.
66
Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
67
The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.
68
Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond . Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond .
69
Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
70
Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value . Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value .
71
Series NAV shares began operations on 10-24-05.
72
Prior to 11-9-07, the Portfolio was named Bond Index A.
73
Series I, Series II and Series NAV shares began operations on 2-10-06, 5-3-07 and 2-10-06, respectively.
74
Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index B.
75
As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03.
76
The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
77
Effective December 14, 2007, the Subadviser changed to Wellington Management Company, LLP.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the 500 Index Fund, a series of JHF II)

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Absolute Return Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Absolute Return Portfolio, a series of John Hancock Funds II, determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.06%	— first $500 million; and
	0.05%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund and the Absolute Return Portfolio, a series of John Hancock Funds II, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.51%	— first $500 million; and
	0.50%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels

All Cap Core Trust	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Core Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

All Cap Growth Trust	0.850%	— first $500 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Fund, a series of JHF II)

All Cap Value Trust	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the All Cap Value Fund a series of JHF II)

American Fundamental Holdings Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Global Diversification Trust, each a series of JHT.)

American Global Diversification Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Fundamental Holdings Trust, each a series of JHT.)

Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Fund, a series of JHF II)

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million ; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Capital Appreciation Value Trust		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels

Classic Value Trust	0.800%	— at all asset levels

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the Core Allocation Plus Fund, a series of JHF II)

Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the Fund and the Core Bond Fund, a series of JHF II)

Core Equity Trust	0.850%	— first $350 million; and
	0.750%	— excess over $350 million. (Aggregate Net Assets include the net assets of the Fund and the Core Equity Fund a series of JHF II)

Disciplined Diversification Trust	0.80%	— first $100 million;
	0.70%	— next $900 million; and
	0.65%	— over $1 billion

Emerging Growth Trust	0.800%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Fund, a series of JHF II)

Emerging Markets Value Trust	1.00%	— first $100 million;
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund, and the Emerging Markets Value Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Emerging Small Company Trust	0.97%	— first $500 million; and
	0.90%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Fund, a series of JHF II)

Equity-Income Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Equity-Income Fund, a series of JHF II)

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million.

Floating Rate Income Trust	0.70%	— at all asset levels (Aggregate Net Assets include the net assets of the Fund and the Floating Rate Income Fund, a series of JHF II)

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fundamental Value Trust	0.85%	— first $50 million;
	0.80%	— next $450 million; and
	0.75%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Global Allocation Trust	0.85%	— first $500 million; and
	0.80%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Allocation Fund, a series of JHF II)

Global Bond Trust	0.70%	— at all asset levels.

Global Trust	0.85%	— first $1 billion; and
0.80%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the Fund and the Global Fund, series of JHF II, and the International Value Fund, series of JHF II and the International Value Trust, a series of JHT)

Global Real Estate Trust	0.950%	— first $500 million;
	0.925%	— next $250 million; and
	0.900%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Fund, a series of JHF II)

Growth Trust	0.800%	— first $500 million;
	0.780%	— next $500 million
	0.770%	— next $1.5 billion; and
	0.760%	— excess over $2.5 billion

Growth Equity Trust	0.750%	— first $3 billion;
	0.725%	— between $3 billion and $6 billion; and
	0.700%	— excess over $6 billion

Growth Opportunities Trust	0.800%	— first $500 million;
	0.780%	— next $500 million
	0.770%	— next $1.5 billion; and
	0.760%	— excess over $2.5 billion

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— over $500 million

High Income Trust	0.725%	— first $150 million;
	0.675%	— next $350 million;
	0.650%	— next 2 billion
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the High Yield Fund, a series of JHF II)

High Yield Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the High Yield Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Income Trust	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— between $300 million; and
0.800%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Income Trust, the International Value Trust, the International Small Cap Trust, the Mutual Shares Trust and the Global Trust, and the Income Fund, the International Value Fund, the International Small Cap Fund, the Global Fund, and the Mutual Shares Fund, series of JHF II)

Income & Value Trust	0.800%	— first $500 million;
	0.750%	— excess over $500 million

Index Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million; and
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the International Core Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

International Growth Trust	0.920%	— first $100 million;
	0.895%	— next $900 million;
	0.880%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the International Growth Fund, as series of John Hancock Funds III.)

International Equity Index Trust A	0.55%	— first $100 million; and
	0.53%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Equity Index Fund, a series of JHF II)

International Equity Index Trust B	0.55%	— first $100 million; and
	0.53%	— excess over $100 million.

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund, and the International Opportunities Fund, a series of JHF II)

International Small Cap Trust	1.050%	— first $200 million;
	0.950%	— next $300 million; and
	0.850%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the International Small Cap Fund, a series of JHF II)

International Small Company Trust	1.00%	— first $100 million; and
	0.95%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the International Small Company Fund, a series of JHF II)

International Value Trust	0.95%	— first $200 million;
	0.85%	— next $300 million; and
0.80%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II)

Intrinsic Value Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
	0.74%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Intrinsic Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Investment Quality Bond Trust	0.60%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Fund, a series of JHF II)

Large Cap Trust	0.78%	— first $250 million;
	0.73%	— next $250 million;
	0.68%	— next $250 million; and
	0.65%	— excess over $750 million. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Fund, a series of JHF II)

Large Cap Value Trust	0.825%	— first $500 million;
	0.800%	— next $500 million;
	0.775%	— next $500 million;
	0.720%	— next $500 million; and
	0.700%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Fund, a series of JHF II)

Lifecycle 2010 Trust

Lifecycle 2015 Trust

Lifecycle 2020 Trust

Lifecycle 2025 Trust

Lifecycle 2030 Trust

Lifecycle 2035 Trust

Lifecycle 2040 Trust

Lifecycle 2045 Trust

Lifecycle 2050 Trust

Fund	APR	Advisory Fee Breakpoint

Lifecycle Retirement Trust (Collectively, the “JHT Lifecycle Portfolios)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifecycle Portfolios and Lifecycle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.06%	— first $7.5 billion; and
	0.05%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifecycle Portfolios and the Lifecycle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.51%	— first $7.5 billion; and
	0.50%	— excess over $7.5 billion.

Lifestyle Aggressive Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balance Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Managed Trust	0.69%	— at all asset levels.

Mid Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Fund, a series of JHF II)

Mid Cap Intersection Trust	0.875%	— first $500 million; and
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Intersection Fund, a series of JHF II)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Mid Cap Value Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Fund, a series of JHF II)

Mid Cap Value Trust	0.900%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Fund, a series of JHF II)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Fund, a series of JHF II)

Money Market Trust B	0.50%	— first $500 million; and
	0.47%	— excess over $500 million.

Mutual Shares Trust	0.960%	— all asset levels

Natural Resources Trust	1.05%	— first $50 million; and
	1.00%	— excess over $50 million. (Aggregate Net Assets include the net assets of the Fund and the Natural Resources Fund, a series of JHF II)

Optimized All Cap Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized All Cap Fund, a series of JHF II)

Optimized Value Trust	0.70%	— first $500 million;
	0.65%	— next $500 million; and
	0.60%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Optimized Value Fund, a series of JHF II)

Overseas Equity Trust	0.990%	— first $500 million; and
	0.850%	— excess over $500 million

Pacific Rim Trust	0.80%	— first $500 million; and
	0.70%	— excess over $500 million

Real Estate Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Real Estate Securities Trust	0.70%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Fund, a series of JHF II)

Real Return Bond Trust	0.70%	— first $1 billion; and
	0.65%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Fund, a series of JHF II)

Science & Technology Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Science & Technology Fund, a series of JHF II)

Short-Term Bond Trust	0.600%	— first $100 million;
	0.575%	— next $150 million; and
	0.550%	— excess over $250 million

Small Cap Trust	0.85%	— at all asset levels. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Fund, a series of JHF II)

Small Cap Growth Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Fund, a series of JHF II)

Small Cap Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Fund, a series of JHF II)

Small Cap Intrinsic Value Trust	0.90%	- first $1 billion; and
	0.85%	- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Intrinsic Value Fund, a series of JHF II)

Small Cap Opportunities Trust	1.00%	— first $500 million; and
	0.95%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Fund, a series of JHF II)

Small Cap Value Trust	1.10%	— first $100 million; and
	1.05%	— excess over $100 million. (Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Small Company Trust	1.05%	— first $125 million; and
	1.00%	— excess over $125 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Fund, a series of JHF II)

Small Company Growth Trust	1.05%	— first $250 million; and
1.00%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following funds exceed $1 billion; the Fund and All Cap Growth Trust as series of JHT, and the Small Company Growth Fund and All Cap Growth Fund a series of JHF II.)

Small Company Value Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Small Company Value Fund, a series of JHF II)

Spectrum Income Trust	0.800%	— first $250 million; and
	0.725%	— excess over $250 million. (Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Fund, a series of JHF II)

Strategic Bond Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Fund, a series of JHF II)

Strategic Income Trust	0.725%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Income Fund, a series of JHF II)

Total Bond Market Trust A	0.47%	— all asset levels.

Total Bond Market Trust B	0.47%	— all asset levels.

Fund	APR	Advisory Fee Breakpoint

Total Return Trust		If Relationship Net Assets* equal or exceed $3 Billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of total return net assets **; and
	0.675%	— excess over $1billion of total return net assets **.
If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the John Hancock Trust and the John Hancock Funds II that are subadvised by the Pacific Investment Management Company. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond JHF II, each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust and the Total Return Fund, a series of JHF II.

Total Stock Market Index Trust	0.49%	— first $250 million;
	0.48%	— next $250 million; and
	0.46%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Fund, a series of JHF II)

U.S. Core Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
0.74%	— excess 2.5 billion.
(Aggregate Net Assets include the net assets of the Fund; that portion of the net assets of the Managed Trust, a series of JHT, that is managed by GMO; that portion of the net assets of the Managed Fund, a series of JHF II, that is managed by GMO; the net assets of U.S. Core Fund, a series of John Hancock Funds III)

U.S. Government Securities Trust	0.62%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

U.S. High Yield Bond Trust	0.75%	— first $200 million; and
	0.72%	— excess over $200 million. (Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Fund, a series of JHF II)

U.S. Large Cap Trust	0.825%	— first $1 billion;
	0.725%	— next $1 billion; and
	0.700%	— excess over $2 billion.

U.S. Multi-Sector Trust	0.78%	— first $500 million;
	0.76%	— next $500 million;
	0.75%	— next $1.5 billion; and
	0.74%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Fund, a series of JHF II)

Utilities Trust	0.825%	— first $600 million;
	0.800%	— next $300 million;
	0.775%	— next $600 million; and
	0.700%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Utilities Fund, a series of JHF II)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Value Fund, a series of JHF II)

Value Opportunities Trust	0.80%	— first $500 million;
	0.78%	— next $500 million;
	0.77%	— next $1.5 billion; and
	0.76%	— excess 2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Value Opportunities Fund, a series of JHF III)

Value & Restructuring Trust
	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Fund, a series of JHF II)

Vista Trust
	0.900%	— first $200 million;
	0.850%	— next $200 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Vista Fund, a series of JHF II)

APPENDIX B

Historical Performance of Corresponding Founding Funds Strategy

The Franklin Templeton Founding Allocation Trust of JHT (“JHT Founding Allocation Trust”) commenced operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust (“Underlying Funds”), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund (“Franklin Underlying Funds”). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser uses this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust’s risks.

The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Founding Allocation Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

•	Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust’s performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust’s performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
•	Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund’s assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.
•	Currently, the JHT Founding Allocation Trust allocates its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust’s discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds’ and Founding Funds Strategy’s performance.

Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Founding Allocation Trust and are no indication of how it would have performed in the past or will perform in the future.

FOUNDING FUNDS STRATEGY

The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

Founding Funds Strategy
Calendar Year Total Returns

-0.3%	14.3%	11.7%	2.4%	-7.3%	30.1%	14.3%	6.7%	19.6%	3.15%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Shares	19.64%	11.95%	10.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%

Index (reflects no fees or taxes)
S&P 500 Index
Lehman Brothers Aggregate Bond Index

The bar chart shows how the Founding Funds Strategy (“Strategy”) total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. The total fees and expenses of the Franklin Underlying Funds may be lower that the total fees and expenses of the Underlying Funds. The Strategy does not reflect the advisory fee and certain other fees paid by the JHT Founding Allocation Trust. If such higher fees and expenses were reflected in the Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

TEMPLETON GROWTH

Corresponding to: Global Trust

Templeton Growth Fund, Class A, total returns:

Best quarter:  Q2 ’03, 20.22%

Worst quarter:  Q3 ’02, -16.96%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Templeton Growth Fund as of December 31, 2007: $35.789 billion across all share classes; $27.120 billion in Class A shares

Templeton Growth Fund, Class A
Calendar Year Total Returns

-2.5%	30.4%	1.7%	0.5%	-9.5%	32.9%	17.0%	8.2%	21.8%	2.19%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Templeton Growth Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	21.81%	13.14%	10.85%
MSCI World	20.65%	10.49%	8.08%
Class A of Templeton Growth Fund was first offered on 11/29/54.

Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

GLOBAL TRUST

Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, changed its investment policies effective April 30, 2007 to be substantially similar to Templeton Growth Fund. Because the Global Trust has only been managed pursuant to investment policies substantially similar to the Templeton Growth Fund since April 30, 2007, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

Series II, total returns:

Best quarter:  Q2 ’03, 17.79%

Worst quarter:  Q3 ’02, -16.01%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Global Trust as of December 31, 2007: $0.75 billion across all share classes; $0.065 billion in Series II shares

Global Trust, Series II
Calendar Year Total Returns

12.3%	3.7%	12.2%	-16.1%	-19.1%	27.2%	14.5%	10.5%	20.1%	1.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Global Trust, Series II
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Series II	1.09%	14.35%	5.65%
MSCI World	9.57%	17.53%	7.45%

Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

FRANKLIN INCOME FUND

Corresponding to: Income Trust

Franklin Income Fund, Class A, total returns:

Best quarter:  Q2 ’03, 14.24%

Worst quarter:  Q2 ’02, -5.98%

Note: Since Inception, Best quarter Q1, ’91, 16.67%; Worst quarter Q3, ’90, -8.58%

Index (reflects no fees or taxes)

S&P 500 Index, Lehman Brothers Aggregate Bond Index

Net assets of Franklin Income Fund as of December 31, 2007: $52.245 billion across all share classes; $29.629 billion in Class A shares.

Franklin Income Fund, Class A
Calendar Year Total Returns

1.0%	-0.7%	20.6%	0.7%	-1.1%	31.0%	12.2%	1.9%	19.1%	5.31%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Franklin Income Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	19.12%	12.01%	9.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%
Class A of Franklin Income Fund was first offered on 8/31/48.

Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

MUTUAL SHARES FUND

Corresponding to: Mutual Shares Trust

Mutual Shares Fund, Class A, total returns:

Best quarter:  Q4 ’98, 13.24%

Worst quarter:  Q3 ’98, -17.03%

Index (reflects no fees or taxes)

S&P 500 Index

Net assets of Mutual Shares Fund as of December 31, 2007: $21.596 Billion across all share classes

Mutual Shares Fund,
Class A calendar year total returns

0.0%	14.6%	13.4%	5.9%	-11.2%	26.2%	13.5%	10.0%	18.0%	2.97%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Mutual Shares Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Share	17.98%	10.54%	11.10%
S&P 500 Index	15.80%	6.19%	8.42%
Class A shares of the Franklin Mutual Shares Fund were first offered on 11/1/96.

Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

APPENDIX C

Related Performance Information

The Capital Appreciation Value Trust (the “Capital Trust”), a series of John Hancock Trust (the “Trust”), commenced operations on April 28, 2008 and has no performance information to present in the prospectus. The Fund is modeled after the T. Rowe Price Capital Appreciation Fund (the “T. Rowe Price Fund”), advised by T. Rowe Price Associates, Inc., and has the same portfolio managers and substantially the same investment objective, policies and restrictions as the Capital Trust. The Capital Appreciation Value Trust is managed through a “manager of manager” structure whereas the T. Rowe Price Fund is managed directly by T. Rowe Price Associates, Inc.

This Appendix presents historical performance information for the T. Rowe Price Fund. Because of the similarities between the T. Rowe Price Fund and the Capital Trust, this information may help provide an indication of the risks of investing in the Capital Trust by showing how a similar fund has performed historically. The performance of the T. Rowe Price Fund, however, does not present, and is not a substitute for, the performance of the Capital Trust, and you should not assume that the Capital Trust will have the same performance as the T. Rowe Price Fund. The future performance of the Capital Trust may be greater or less than the performance of the T. Rowe Price Fund, due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the retail no-load shares of the T. Rowe Price Fund. The retail no-load shares commenced operations on June 30, 1986. The bar chart shows how the T. Rowe Price Fund’s total return has varied from year to year, while the table shows performance of its retail shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment.

The retail shares of the T. Rowe Price Fund do not have a front end sales charge. None of the classes of shares of the Capital Trust have a front end sales charge. The expenses of the T. Rowe Price Fund are lower than the expenses of the Capital Trust. The performance shown in the bar charts and tables for the retail no-load shares of the T. Rowe Price Fund would be lower if adjusted to reflect the higher expenses of the Capital Trust. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

T. ROWE PRICE FUND: T. ROWE CAPITAL APPRECIATION FUND

Ticker: PRWCX Corresponding to:	Capital Appreciation Value Trust

T. Rowe Price Fund Retail No Load Shares, total returns:
Best quarter: 13.04% (6/30/2003)
Worst quarter: (7.91%) (9/30/2002)

Index (reflects no fees or taxes)
S&P 500 Index — measures the performance of those stocks included in the S&P 500 Index. The S&P 500 Index is independently maintained and published by Standard & Poor’s Corporation.

MORNINGSTAR RATINGtm
« « « «  «

Overall rating for the T. Rowe Price Capital Appreciation Fund as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The T. Rowe Price Fund was rated 4 stars out of 905, 5 stars out of 712, and 5 stars out of 416 moderate allocations funds for the 3-, 5- and 10 year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Series I and II and NAV shares of the Capital Trust currently do not have a Morningstar rating. Any future ratings assigned to Series I and II and NAV shares of the Capital Trust may be different from the Morningstar Ratingtm for the Retail No Load shares of the corresponding T. Rowe Price Fund because such ratings will reflect, among other things, the different expenses of the Series I and II and NAV shares of the Capital Trust.

Net assets of the T. Rowe Price Fund as of March 31, 2008: $9,777,107,858

T. Rowe Price Fund Retail No Load Shares calendar year total returns

T. Rowe Price Fund average annual total returns
for periods ended 3-31-08

	1 year	3 year	5 year	10 year

Retail No Load Share Class	0.97%	7.30%	12.88%	9.85%
S&P 500 Index	5.08%	5.85%	11.32%	3.50%

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancockannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146